Due to size constraints, this filing is being made in 3 related submissions. This submission is the third of the 3 related submissions. The accession numbers of the previously related submissions are as follows:

0001045032-16-000352
0001045032-16-000356

APPENDIX A

JNLNY Separate Account I

Financial Statements

December 31, 2015

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	CG - Alt 100 Conservative Fund	CG - Alt 100 Growth Fund	CG - International Conservative Fund	CG - International Growth Fund	CG - International Moderate Fund	CG - Institutional Alt 65 Fund	CG - Multi-Strategy Income Fund	CG - Tactical Maximum Growth Fund	CG - Tactical Moderate Growth Fund	Curian Dynamic Risk Advantage - Diversified Fund
Assets
Investments, at fair value (a)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—	—	—	—
Total assets	—	—	—	—	—	—	—	—	—	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—	—	—	—
Net assets (Note 7)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

(a) Investments in Funds, shares outstanding	—	—	—	—	—	—	—	—	—	—
Investments in Funds, at cost	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

See notes to financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	Curian Dynamic Risk Advantage - Growth Fund	Curian Dynamic Risk Advantage - Income Fund	Curian/Aberdeen Latin America Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund	Curian/Baring International Fixed Income Fund	Curian/ CenterSquare International Real Estate Securities Fund	Curian/PineBridge Merger Arbitrage Fund	Curian/Schroder Emerging Europe Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund	JG - Alt 100 Fund
Assets
Investments, at fair value (a)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$25,072,467
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—	—	—	32,496
Investment Division units sold	—	—	—	—	—	—	—	—	—	—
Total assets	—	—	—	—	—	—	—	—	—	25,104,963

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—	—	—	31,767
Insurance fees due to Jackson
of New York	—	—	—	—	—	—	—	—	—	729
Total liabilities	—	—	—	—	—	—	—	—	—	32,496
Net assets (Note 7)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$25,072,467

(a) Investments in Funds, shares outstanding	—	—	—	—	—	—	—	—	—	2,475,071
Investments in Funds, at cost	$—	$—	$—	$—	$—	$—	$—	$—	$—	$26,319,406

See notes to financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JG - Conservative Fund	JG - Equity 100 Fund	JG - Equity Income Fund	JG - Fixed Income 100 Fund	JG - Growth Fund	JG - Interest Rate Opportunities Fund	JG - Maximum Growth Fund	JG - Moderate Fund	JG - Moderate Growth Fund	JG - Real Assets Fund
Assets
Investments, at fair value (a)	$10,739,462	$5,301,233	$—	$5,593,817	$17,411,809	$3,609,428	$11,982,384	$30,299,882	$47,720,471	$622,026
Receivables:
Investments in Fund shares sold	6,745	148	—	161	50,074	108	356	869	4,396	18
Investment Division units sold	—	—	—	—	12,000	—	20,186	5	10,000	—
Total assets	10,746,207	5,301,381	—	5,593,978	17,473,883	3,609,536	12,002,926	30,300,756	47,734,867	622,044

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	12,000	—	20,186	5	10,000	—
Investment Division units redeemed	6,426	—	—	—	49,594	—	30	—	3,026	—
Insurance fees due to Jackson
of New York	319	148	—	161	480	108	326	869	1,370	18
Total liabilities	6,745	148	—	161	62,074	108	20,542	874	14,396	18
Net assets (Note 7)	$10,739,462	$5,301,233	$—	$5,593,817	$17,411,809	$3,609,428	$11,982,384	$30,299,882	$47,720,471	$622,026

(a) Investments in Funds, shares outstanding	1,021,833	458,584	—	585,740	1,604,775	392,329	1,021,516	2,676,668	4,164,090	75,672
Investments in Funds, at cost	$11,115,737	$5,813,906	$—	$5,858,591	$17,952,180	$3,862,140	$12,719,263	$31,663,415	$49,671,775	$737,956

See notes to financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL Tactical ETF Conservative Fund	JNL Tactical ETF Growth Fund	JNL Tactical ETF Moderate Fund	JNL/American Funds Global Growth Fund	JNL/American Funds Growth Fund	JNL/AQR Risk Parity Fund	JNL/BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Micro Cap Fund	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Assets
Investments, at fair value (a)	$6,361,678	$9,705,437	$15,584,892	$5,205,752	$14,176,311	$1,416,691	$3,620,314	$2,123,884	$28,617,910	$1,374,225
Receivables:
Investments in Fund shares sold	197	272	687	1,746	401	41	103	61	17,822	39
Investment Division units sold	—	5,534	25,251	10,255	13,322	8	8,880	4,857	109,639	7,669
Total assets	6,361,875	9,711,243	15,610,830	5,217,753	14,190,034	1,416,740	3,629,297	2,128,802	28,745,371	1,381,933

Liabilities
Payables:
Investments in Fund shares purchased	—	5,534	25,251	10,255	13,322	8	8,880	4,857	109,639	7,669
Investment Division units redeemed	8	—	253	1,598	—	—	—	—	16,829	—
Insurance fees due to Jackson
of New York	189	272	434	148	401	41	103	61	993	39
Total liabilities	197	5,806	25,938	12,001	13,723	49	8,983	4,918	127,461	7,708
Net assets (Note 7)	$6,361,678	$9,705,437	$15,584,892	$5,205,752	$14,176,311	$1,416,691	$3,620,314	$2,123,884	$28,617,910	$1,374,225

(a) Investments in Funds, shares outstanding	581,506	804,763	1,335,466	444,936	920,540	970,336	380,685	255,890	2,687,128	144,049
Investments in Funds, at cost	$6,366,982	$9,848,520	$15,371,382	$5,180,053	$13,441,284	$2,802,131	$3,891,380	$3,007,402	$28,735,688	$1,424,938

See notes to financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/Epoch Global Shareholder Yield Fund	JNL/FAMCO Flex Core Covered Call Fund	JNL/Franklin Templeton Natural Resources Fund	JNL/Lazard International Strategic Equity Fund	JNL/MC Frontier Markets 100 Index Fund	JNL/Neuberger Berman Currency Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund	JNL/PPM America Long Short Credit Fund
Assets
Investments, at fair value (a)	$2,756,329	$11,650,678	$—	$3,035,813	$768,731	$736,098	$434,460	$9,103,915	$4,736,600	$514,221
Receivables:
Investments in Fund shares sold	79	32,789	—	93	22	25	13	275	144	14
Investment Division units sold	487	—	—	—	—	—	—	—	684	7,980
Total assets	2,756,895	11,683,467	—	3,035,906	768,753	736,123	434,473	9,104,190	4,737,428	522,215

Liabilities
Payables:
Investments in Fund shares purchased	487	—	—	—	—	—	—	—	684	7,980
Investment Division units redeemed	—	32,454	—	4	—	3	—	13	8	—
Insurance fees due to Jackson
of New York	79	335	—	89	22	22	13	262	136	14
Total liabilities	566	32,789	—	93	22	25	13	275	828	7,994
Net assets (Note 7)	$2,756,329	$11,650,678	$—	$3,035,813	$768,731	$736,098	$434,460	$9,103,915	$4,736,600	$514,221

(a) Investments in Funds, shares outstanding	251,720	1,005,235	—	256,187	873,558	72,593	74,907	932,778	446,008	57,199
Investments in Funds, at cost	$2,963,280	$11,771,504	$—	$3,069,285	$1,684,524	$727,360	$544,212	$9,800,666	$4,847,288	$563,549

See notes to financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/T. Rowe Price Capital Appreciation Fund	JNL/The Boston Company Equity Income Fund	JNL/The London Company Focused U.S. Equity Fund	JNL/Van Eck International Gold Fund	JNL/WCM Focused International Equity Fund	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A
Assets
Investments, at fair value (a)	$15,980,153	$12,552,153	$861,264	$1,398,394	$779,268	$17,691,195	$48,060,489	$84,073,110	$99,288,919	$76,881,590
Receivables:
Investments in Fund shares sold	477	359	25	44	21	1,038	142,226	244,145	7,202	7,356
Investment Division units sold	39,800	—	—	—	—	11,498	16	377,053	75,405	300,119
Total assets	16,020,430	12,552,512	861,289	1,398,438	779,289	17,703,731	48,202,731	84,694,308	99,371,526	77,189,065

Liabilities
Payables:
Investments in Fund shares purchased	39,800	—	—	—	—	11,498	16	377,053	75,405	300,119
Investment Division units redeemed	13	—	—	4	—	348	140,203	240,622	3,036	4,156
Insurance fees due to Jackson
of New York	464	359	25	40	21	690	2,023	3,523	4,166	3,200
Total liabilities	40,277	359	25	44	21	12,536	142,242	621,198	82,607	307,475
Net assets (Note 7)	$15,980,153	$12,552,153	$861,264	$1,398,394	$779,268	$17,691,195	$48,060,489	$84,073,110	$99,288,919	$76,881,590

(a) Investments in Funds, shares outstanding	1,345,131	916,216	77,382	449,645	70,714	1,246,737	4,854,595	7,533,433	9,340,444	5,460,340
Investments in Funds, at cost	$15,787,537	$12,315,225	$871,342	2,148,430	$761,612	$19,553,422	$49,466,208	$83,592,621	$99,027,239	$82,531,787

See notes to financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL Institutional Alt 35 Fund - A	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A	JNL/American Funds Balanced Allocation Fund - A	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A
Assets
Investments, at fair value (a)	$84,507,579	$111,008,977	$469,267	$70,079,382	$38,892,744	$2,234,158	$64,398,326	$132,010,723	$24,591,815	$28,735,416
Receivables:
Investments in Fund shares sold	189,751	87,315	13	8,984	21,996	65	158,591	11,151	5,451	5,786
Investment Division units sold	—	3,781	—	38,880	1,005	8,000	79,531	35,878	4,787	3,226
Total assets	84,697,330	111,100,073	469,280	70,127,246	38,915,745	2,242,223	64,636,448	132,057,752	24,602,053	28,744,428

Liabilities
Payables:
Investments in Fund shares purchased	—	3,781	—	38,880	1,005	8,000	79,531	35,878	4,787	3,226
Investment Division units redeemed	186,101	82,560	—	5,962	20,407	—	155,837	5,436	4,395	4,560
Insurance fees due to Jackson
of New York	3,650	4,755	13	3,022	1,589	65	2,754	5,715	1,056	1,226
Total liabilities	189,751	91,096	13	47,864	23,001	8,065	238,122	47,029	10,238	9,012
Net assets (Note 7)	$84,507,579	$111,008,977	$469,267	$70,079,382	$38,892,744	$2,234,158	$64,398,326	$132,010,723	$24,591,815	$28,735,416

(a) Investments in Funds, shares outstanding	5,868,582	7,460,281	49,035	3,148,220	3,024,319	226,129	5,371,003	8,235,229	2,484,022	2,198,578
Investments in Funds, at cost	$91,185,909	$117,915,446	$479,517	$78,390,271	$42,108,644	$2,330,644	$64,728,700	$121,551,876	$26,777,903	$27,760,973

See notes to financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A	JNL/Brookfield Global Infrastructure and MLP Fund - A
Assets
Investments, at fair value (a)	$169,248,318	$43,553,425	$53,202,035	$37,689,730	$13,833,058	$170,802,051	$63,322,988	$42,216,454	$1,854,697	$52,588,939
Receivables:
Investments in Fund shares sold	23,424	330,641	8,832	5,579	476	206,575	51,899	6,213	52	80,779
Investment Division units sold	291,610	34,122	20,388	16,249	59,740	94,946	254,307	19,008	1,546	19,596
Total assets	169,563,352	43,918,188	53,231,255	37,711,558	13,893,274	171,103,572	63,629,194	42,241,675	1,856,295	52,689,314

Liabilities
Payables:
Investments in Fund shares purchased	291,610	34,122	20,388	16,249	59,740	94,946	254,307	19,008	1,546	19,596
Investment Division units redeemed	16,636	328,785	6,609	3,942	69	199,689	49,219	4,482	—	78,740
Insurance fees due to Jackson
of New York	6,788	1,856	2,223	1,637	407	6,886	2,680	1,731	52	2,039
Total liabilities	315,034	364,763	29,220	21,828	60,216	301,521	306,206	25,221	1,598	100,375
Net assets (Note 7)	$169,248,318	$43,553,425	$53,202,035	$37,689,730	$13,833,058	$170,802,051	$63,322,988	$42,216,454	$1,854,697	$52,588,939

(a) Investments in Funds, shares outstanding	10,307,449	3,456,621	4,578,488	3,861,653	1,429,035	15,291,142	2,244,700	5,814,939	177,483	4,471,849
Investments in Funds, at cost	$154,333,783	$43,550,284	$54,901,650	$43,093,702	$14,923,369	$179,967,071	$59,410,487	$57,403,337	$1,825,641	$67,377,410

See notes to financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A	JNL/Causeway International Value Select Fund - A	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Shiller Enhanced CAPE Fund - A	JNL/Eastspring Investments Asia ex-Japan Fund - A	JNL/Eastspring Investments China-India Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A
Assets
Investments, at fair value (a)	$21,514,549	$15,940,459	$34,217,641	$38,575,740	$590,287	$10,764,453	$28,450,266	$85,001,487	$28,794,910	$42,800,015
Receivables:
Investments in Fund shares sold	2,513	22,272	24,079	5,487	16	913	30,072	7,732	3,554	21,906
Investment Division units sold	—	79,906	24,886	4,829	13,321	13,585	23,018	34,201	197,877	14,583
Total assets	21,517,062	16,042,637	34,266,606	38,586,056	603,624	10,778,951	28,503,356	85,043,420	28,996,341	42,836,504

Liabilities
Payables:
Investments in Fund shares purchased	—	79,906	24,886	4,829	13,321	13,585	23,018	34,201	197,877	14,583
Investment Division units redeemed	1,595	21,604	22,641	3,949	—	464	28,869	4,125	2,347	20,237
Insurance fees due to Jackson
of New York	918	668	1,438	1,538	16	449	1,203	3,607	1,207	1,669
Total liabilities	2,513	102,178	48,965	10,316	13,337	14,498	53,090	41,933	201,431	36,489
Net assets (Note 7)	$21,514,549	$15,940,459	$34,217,641	$38,575,740	$590,287	$10,764,453	$28,450,266	$85,001,487	$28,794,910	$42,800,015

(a) Investments in Funds, shares outstanding	2,076,694	498,139	5,009,903	3,618,737	53,711	1,719,561	3,839,442	7,713,384	2,885,261	4,262,950
Investments in Funds, at cost	$21,056,309	$13,158,935	$38,773,633	$37,125,267	$587,412	$13,164,638	$29,194,485	$78,222,988	$29,555,015	$49,382,236
See notes to financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A
Assets
Investments, at fair value (a)	$141,626,365	$31,890,312	$43,429,825	$60,731,682	$9,817,111	$65,900,270	$37,637,011	$883,304	$72,202,743	$49,732,034
Receivables:
Investments in Fund shares sold	613,669	26,452	4,259	25,685	4,785	4,907	112,051	24	223,348	25,639
Investment Division units sold	126,114	27,273	7,871	105,906	1,084	117,752	148,744	—	61,515	38,943
Total assets	142,366,148	31,944,037	43,441,955	60,863,273	9,822,980	66,022,929	37,897,806	883,328	72,487,606	49,796,616

Liabilities
Payables:
Investments in Fund shares purchased	126,114	27,273	7,871	105,906	1,084	117,752	148,744	—	61,515	38,943
Investment Division units redeemed	607,878	25,127	2,435	23,087	4,403	2,121	110,451	—	220,387	23,641
Insurance fees due to Jackson
of New York	5,791	1,325	1,824	2,598	382	2,786	1,600	24	2,961	1,998
Total liabilities	739,783	53,725	12,130	131,591	5,869	122,659	260,795	24	284,863	64,582
Net assets (Note 7)	$141,626,365	$31,890,312	$43,429,825	$60,731,682	$9,817,111	$65,900,270	$37,637,011	$883,304	$72,202,743	$49,732,034

(a) Investments in Funds, shares outstanding	13,631,027	3,447,601	4,047,514	5,230,980	1,070,568	6,886,131	3,472,049	99,696	7,382,694	4,059,758
Investments in Funds, at cost	$153,168,153	$33,054,141	$41,505,274	$62,983,877	$13,137,712	$78,830,497	$39,741,001	$910,897	$76,769,532	$48,752,093

See notes to financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/Invesco Large Cap Growth Fund - A	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/Ivy Asset Strategy Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A	JNL/MC Bond Index Fund - A	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A
Assets
Investments, at fair value (a)	$49,986,949	$24,975,776	$77,052,024	$98,689,540	$73,188,957	$48,574,758	$25,690,202	$39,426,431	$48,479,388	$—
Receivables:
Investments in Fund shares sold	41,665	3,867	15,169	62,680	29,063	23,081	30,768	153,758	36,545	—
Investment Division units sold	22,500	544	88,496	9,673	73,211	32,739	7,503	—	13,944	—
Total assets	50,051,114	24,980,187	77,155,689	98,761,893	73,291,231	48,630,578	25,728,473	39,580,189	48,529,877	—

Liabilities
Payables:
Investments in Fund shares purchased	22,500	544	88,496	9,673	73,211	32,739	7,503	—	13,944	—
Investment Division units redeemed	39,547	2,790	12,037	58,530	26,149	21,043	29,745	152,099	34,546	—
Insurance fees due to Jackson
of New York	2,118	1,077	3,132	4,150	2,914	2,038	1,023	1,659	1,999	—
Total liabilities	64,165	4,411	103,665	72,353	102,274	55,820	38,271	153,758	50,489	—
Net assets (Note 7)	$49,986,949	$24,975,776	$77,052,024	$98,689,540	$73,188,957	$48,574,758	$25,690,202	$39,426,431	$48,479,388	$—

(a) Investments in Funds, shares outstanding	3,585,864	1,742,901	4,085,473	8,515,060	2,486,883	3,691,091	3,327,746	3,712,470	4,215,599	—
Investments in Funds, at cost	$52,109,972	$23,561,617	$77,931,005	$112,423,005	$75,068,738	50,056,094	$34,908,566	$34,356,242	$50,174,071	$—

See notes to financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Global Alpha Fund - A	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A
Assets
Investments, at fair value (a)	$30,412,177	$31,682,759	$—	$71,785,206	$73,404,755	$16,986,964	$112,335,304	$306,396,708	$88,287,528	$3,030,984
Receivables:
Investments in Fund shares sold	2,145	37,302	—	5,121	57,849	37,715	41,769	260,340	40,093	88
Investment Division units sold	5,025	31,069	—	—	78,469	28,589	95,060	199,822	125,854	—
Total assets	30,419,347	31,751,130	—	71,790,327	73,541,073	17,053,268	112,472,133	306,856,870	88,453,475	3,031,072

Liabilities
Payables:
Investments in Fund shares purchased	5,025	31,069	—	—	78,469	28,589	95,060	199,822	125,854	—
Investment Division units redeemed	895	36,021	—	2,020	54,818	37,035	37,146	247,790	36,478	—
Insurance fees due to Jackson
of New York	1,250	1,281	—	3,101	3,031	680	4,623	12,550	3,615	88
Total liabilities	7,170	68,371	—	5,121	136,318	66,304	136,829	460,162	165,947	88
Net assets (Note 7)	$30,412,177	$31,682,759	$—	$71,785,206	$73,404,755	$16,986,964	$112,335,304	$306,396,708	$88,287,528	$3,030,984

(a) Investments in Funds, shares outstanding	3,773,223	2,673,651	—	6,335,852	5,757,236	1,249,961	6,604,074	18,248,762	6,005,954	275,795
Investments in Funds, at cost	$37,340,253	$35,245,555	$—	$66,540,411	$78,025,909	$18,127,106	$116,575,093	$272,500,138	$93,259,541	$3,028,708

See notes to financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/MMRS Conservative Fund - A	JNL/MMRS Growth Fund - A	JNL/MMRS Moderate Fund - A	JNL/Morgan Stanley Mid Cap Growth Fund - A	JNL/Neuberger Berman Strategic Income Fund - A	JNL/Oppenheimer Emerging Markets Innovator Fund - A	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A
Assets
Investments, at fair value (a)	$19,204,010	$1,230,982	$7,804,193	$10,795,902	$33,381,709	$343,244	$83,341,353	$75,850,423	$224,765,707	$76,164,446
Receivables:
Investments in Fund shares sold	55,652	30,376	228	781	85,126	10	28,155	6,038	30,698	8,260
Investment Division units sold	1,800	—	—	747	40,000	—	251,656	18,816	16,563	9,850
Total assets	19,261,462	1,261,358	7,804,421	10,797,430	33,506,835	343,254	83,621,164	75,875,277	224,812,968	76,182,556

Liabilities
Payables:
Investments in Fund shares purchased	1,800	—	—	747	40,000	—	251,656	18,816	16,563	9,850
Investment Division units redeemed	55,092	30,339	—	315	83,723	—	24,620	2,880	21,348	5,344
Insurance fees due to Jackson
of New York	560	37	228	466	1,403	10	3,535	3,158	9,350	2,916
Total liabilities	57,452	30,376	228	1,528	125,126	10	279,811	24,854	47,261	18,110
Net assets (Note 7)	$19,204,010	$1,230,982	$7,804,193	$10,795,902	$33,381,709	$343,244	$83,341,353	$75,850,423	$224,765,707	$76,164,446

(a) Investments in Funds, shares outstanding	1,873,562	124,973	781,983	910,278	3,197,482	40,429	5,856,736	7,787,518	18,668,248	7,533,575
Investments in Funds, at cost	$20,210,374	$1,293,009	8,288,436	$11,468,999	$34,542,231	$352,498	$78,265,350	$90,631,329	$238,865,744	$81,476,042

See notes to financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A	JNL/S&P Intrinsic Value Fund - A
Assets
Investments, at fair value (a)	$88,964,977	$18,513,633	$27,058,898	$8,505,461	$25,382,520	$409,477,965	$63,578,540	$188,179,469	$1,737,991	$59,765,284
Receivables:
Investments in Fund shares sold	24,372	16,137	2,051	8,756	58,939	147,225	4,505	19,682	50	3,945
Investment Division units sold	29,302	4,958	20,663	1,469	13,321	297,355	52,315	87,698	—	7,057
Total assets	89,018,651	18,534,728	27,081,612	8,515,686	25,454,780	409,922,545	63,635,360	188,286,849	1,738,041	59,776,286

Liabilities
Payables:
Investments in Fund shares purchased	29,302	4,958	20,663	1,469	13,321	297,355	52,315	87,698	—	7,057
Investment Division units redeemed	20,765	15,415	920	8,400	58,044	130,779	1,907	11,763	—	1,463
Insurance fees due to Jackson
of New York	3,607	722	1,131	356	895	16,446	2,598	7,919	50	2,482
Total liabilities	53,674	21,095	22,714	10,225	72,260	444,580	56,820	107,380	50	11,002
Net assets (Note 7)	$88,964,977	$18,513,633	$27,058,898	$8,505,461	$25,382,520	$409,477,965	$63,578,540	$188,179,469	$1,737,991	$59,765,284

(a) Investments in Funds, shares outstanding	15,445,308	1,493,035	2,673,804	482,442	2,633,042	25,528,551	4,141,924	13,355,534	189,118	4,843,216
Investments in Funds, at cost	$107,462,525	$21,039,048	$30,768,953	$7,687,909	$28,408,891	$422,553,241	$68,642,109	$186,904,423	$1,863,285	$73,375,002

See notes to financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A	JNL/T. Rowe Price Established Growth Fund - A	JNL/T. Rowe Price Mid-Cap Growth Fund - A
Assets
Investments, at fair value (a)	$135,511,885	$142,096,615	$339,937,172	$280,866,529	$443,578,374	$11,122,098	$30,621,414	$3,732,815	$259,476,449	$199,715,670
Receivables:
Investments in Fund shares sold	454,318	29,906	156,569	468,826	188,437	650	6,674	16,857	154,444	104,875
Investment Division units sold	3,028,661	—	182,591	40,341	480,340	4,171	3,938	—	249,525	251,071
Total assets	138,994,864	142,126,521	340,276,332	281,375,696	444,247,151	11,126,919	30,632,026	3,749,672	259,880,418	200,071,616

Liabilities
Payables:
Investments in Fund shares purchased	3,028,661	—	182,591	40,341	480,340	4,171	3,938	—	249,525	251,071
Investment Division units redeemed	448,480	23,804	142,121	456,922	169,845	216	5,408	16,751	143,726	96,386
Insurance fees due to Jackson
of New York	5,838	6,102	14,448	11,904	18,592	434	1,266	106	10,718	8,489
Total liabilities	3,482,979	29,906	339,160	509,167	668,777	4,821	10,612	16,857	403,969	355,946
Net assets (Note 7)	$135,511,885	$142,096,615	$339,937,172	$280,866,529	$443,578,374	$11,122,098	$30,621,414	$3,732,815	$259,476,449	$199,715,670

(a) Investments in Funds, shares outstanding	7,971,287	11,880,988	23,109,257	21,358,671	30,976,143	1,106,676	2,545,421	390,054	7,547,308	5,273,717
Investments in Funds, at cost	$125,006,049	$137,561,968	$292,832,838	$259,173,342	$395,095,238	$12,217,036	$35,985,060	$3,780,812	$232,916,545	$185,948,418

See notes to financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC 25 Fund - A	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Financial Sector Fund - A
Assets
Investments, at fair value (a)	$58,280,176	$103,768,516	$33,498	$228,922,894	$70,791,043	$44,306,037	$—	$11,240,043	$60,046,937	$52,079,564
Receivables:
Investments in Fund shares sold	4,800	48,570	1	288,026	353,954	8,833	—	2,193	143,478	5,177
Investment Division units sold	12,650	23,683	—	245,315	246,027	8,122	—	—	151,345	25,656
Total assets	58,297,626	103,840,769	33,499	229,456,235	71,391,024	44,322,992	—	11,242,236	60,341,760	52,110,397

Liabilities
Payables:
Investments in Fund shares purchased	12,650	23,683	—	245,315	246,027	8,122	—	—	151,345	25,656
Investment Division units redeemed	2,451	44,095	—	278,841	351,229	6,936	—	1,716	140,991	3,045
Insurance fees due to Jackson
of New York	2,349	4,475	1	9,185	2,725	1,897	—	477	2,487	2,132
Total liabilities	17,450	72,253	1	533,341	599,981	16,955	—	2,193	294,823	30,833
Net assets (Note 7)	$58,280,176	$103,768,516	$33,498	$228,922,894	$70,791,043	$44,306,037	$—	$11,240,043	$60,046,937	$52,079,564

(a) Investments in Funds, shares outstanding	5,940,895	6,707,726	3,530	10,990,057	70,791,043	2,154,963	—	2,520,189	3,360,209	4,993,247
Investments in Funds, at cost	$59,284,039	$100,108,849	$34,599	$222,749,764	$70,791,043	$44,528,441	$—	$10,914,475	$58,783,640	$50,452,126

See notes to financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC JNL Optimized 5 Fund - A	JNL/MC Nasdaq 25 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A	JNL/MC Value Line 30 Fund - A	JNL/PPM America Total Return Fund - A
Assets
Investments, at fair value (a)	$210,768,138	$239,192,074	$—	$50,365,696	$73,657,215	$29,558,413	$15,745,548	$105,648,234	$—	$4,717,236
Receivables:
Investments in Fund shares sold	54,929	211,358	—	7,237	87,902	47,493	928	24,526	—	318
Investment Division units sold	588,037	1,064	—	41,253	44,644	2,697	710	84,786	—	20,000
Total assets	211,411,104	239,404,496	—	50,414,186	73,789,761	29,608,603	15,747,186	105,757,546	—	4,737,554

Liabilities
Payables:
Investments in Fund shares purchased	588,037	1,064	—	41,253	44,644	2,697	710	84,786	—	20,000
Investment Division units redeemed	46,303	200,935	—	5,192	84,823	46,234	289	20,032	—	115
Insurance fees due to Jackson
of New York	8,626	10,423	—	2,045	3,079	1,259	639	4,494	—	203
Total liabilities	642,966	212,422	—	48,490	132,546	50,190	1,638	109,312	—	20,318
Net assets (Note 7)	$210,768,138	$239,192,074	$—	$50,365,696	$73,657,215	$29,558,413	$15,745,548	$105,648,234	$—	$4,717,236

(a) Investments in Funds, shares outstanding	8,229,916	19,196,796	—	2,660,628	3,343,496	3,653,697	2,168,808	10,129,265	—	412,707
Investments in Funds, at cost	$191,218,657	$212,916,140	$—	$52,362,760	$98,104,332	$42,812,997	$22,543,200	$100,111,928	$—	$4,812,862

See notes to financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	CG - Alt 100 Conservative Fund (a)	CG - Alt 100 Growth Fund (a)	CG - International Conservative Fund (a)	CG - International Growth Fund (a)	CG - International Moderate Fund (a)	CG - Institutional Alt 65 Fund (a)	CG - Multi-Strategy Income Fund (a)	CG - Tactical Maximum Growth Fund (a)	CG - Tactical Moderate Growth Fund (a)	Curian Dynamic Risk Advantage - Diversified Fund (a)
Investment income
Dividends	$25,981	$63,709	$1,590	$5,757	$8,094	$96,863	$30,554	$96,773	$154,298	$50,595

Expenses
Asset-based charges (Note 3)	7,327	12,703	948	1,354	2,548	19,063	7,160	20,816	46,202	33,335
Total expenses	7,327	12,703	948	1,354	2,548	19,063	7,160	20,816	46,202	33,335
Net investment income (loss)	18,654	51,006	642	4,403	5,546	77,800	23,394	75,957	108,096	17,260

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	27,731	78,206	1,727	10,156	12,081	300,440	12,556	314,740	394,630	551,880
Investments	36,352	(21,800)	(12,332)	(6,920)	(25,761)	99,353	(6,769)	245,137	706,977	84,623
Net change in unrealized appreciation
(depreciation) on investments	(14,601)	11,806	11,009	16,070	28,192	(261,167)	5,350	(326,444)	(484,109)	(392,618)
Net realized and unrealized gain (loss)	49,482	68,212	404	19,306	14,512	138,626	11,137	233,433	617,498	243,885

Net increase (decrease) in net assets
from operations	$68,136	$119,218	$1,046	$23,709	$20,058	$216,426	$34,531	$309,390	$725,594	$261,145
(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

See notes to financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	Curian Dynamic Risk Advantage - Growth Fund (a)	Curian Dynamic Risk Advantage - Income Fund (a)	Curian/Aberdeen Latin America Fund (a)	Curian/Ashmore Emerging Market Small Cap Equity Fund (a)	Curian/Baring International Fixed Income Fund (a)	Curian/ CenterSquare International Real Estate Securities Fund (a)	Curian/PineBridge Merger Arbitrage Fund (a)	Curian/Schroder Emerging Europe Fund (a)	Curian/UBS Global Long Short Fixed Income Opportunities Fund (a)	JG - Alt 100 Fund
Investment income
Dividends	$—	$188,899	$20	$664	$—	$3,233	$—	$—	$36,772	$279,619

Expenses
Asset-based charges (Note 3)	10,214	25,937	534	992	1,440	1,438	15,629	1,015	3,559	254,086
Total expenses	10,214	25,937	534	992	1,440	1,438	15,629	1,015	3,559	254,086
Net investment income (loss)	(10,214)	162,962	(514)	(328)	(1,440)	1,795	(15,629)	(1,015)	33,213	25,533

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	100,464	—	1,314	188	—	69,023	—	9,173	422,748
Investments	(58,681)	164,192	(36,061)	15,449	(31,802)	1,958	(87,577)	(55,768)	(70,038)	19,914
Net change in unrealized appreciation
(depreciation) on investments	167,411	(313,136)	30,168	18,266	20,669	20,440	24,257	84,085	40,185	(1,437,545)
Net realized and unrealized gain (loss)	108,730	(48,480)	(5,893)	35,029	(10,945)	22,398	5,703	28,317	(20,680)	(994,883)

Net increase (decrease) in net assets
from operations	$98,516	$114,482	$(6,407)	$34,701	$(12,385)	$24,193	$(9,926)	$27,302	$12,533	$(969,350)
(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

See notes to financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JG - Conservative Fund	JG - Equity 100 Fund	JG - Equity Income Fund (a)	JG - Fixed Income 100 Fund	JG - Growth Fund	JG - Interest Rate Opportunities Fund	JG - Maximum Growth Fund	JG - Moderate Fund	JG - Moderate Growth Fund	JG - Real Assets Fund
Investment income
Dividends	$122,241	$122,308	$92,835	$63,602	$225,969	$36,404	$137,534	$456,851	$544,474	$4,572

Expenses
Asset-based charges (Note 3)	105,324	55,016	64,259	54,541	137,982	41,832	105,094	290,842	430,673	5,853
Total expenses	105,324	55,016	64,259	54,541	137,982	41,832	105,094	290,842	430,673	5,853
Net investment income (loss)	16,917	67,292	28,576	9,061	87,987	(5,428)	32,440	166,009	113,801	(1,281)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	117,700	482,562	159,867	4,724	372,536	44,162	352,753	662,817	811,372	18,959
Investments	120	33,913	(575,654)	(28,138)	43,412	(16,312)	18,157	36,025	63,341	(10,763)
Net change in unrealized appreciation
(depreciation) on investments	(415,725)	(703,934)	(307,372)	(191,677)	(860,710)	(223,641)	(1,090,098)	(1,665,939)	(2,839,968)	(96,570)
Net realized and unrealized gain (loss)	(297,905)	(187,459)	(723,159)	(215,091)	(444,762)	(195,791)	(719,188)	(967,097)	(1,965,255)	(88,374)

Net increase (decrease) in net assets
from operations	$(280,988)	$(120,167)	$(694,583)	$(206,030)	$(356,775)	$(201,219)	$(686,748)	$(801,088)	$(1,851,454)	$(89,655)
(a) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

See notes to financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL Tactical ETF Conservative Fund	JNL Tactical ETF Growth Fund	JNL Tactical ETF Moderate Fund	JNL/American Funds Global Growth Fund	JNL/American Funds Growth Fund	JNL/AQR Risk Parity Fund	JNL/BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Micro Cap Fund	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Investment income
Dividends	$62,058	$87,490	$134,541	$15,512	$59,681	$545,318	$179,941	$—	$315,958	$80,791

Expenses
Asset-based charges (Note 3)	61,290	78,793	126,868	35,980	109,113	15,769	32,337	24,608	150,750	12,350
Total expenses	61,290	78,793	126,868	35,980	109,113	15,769	32,337	24,608	150,750	12,350
Net investment income (loss)	768	8,697	7,673	(20,468)	(49,432)	529,549	147,604	(24,608)	165,208	68,441

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	44,119	159,942	195,073	91,753	307,556	670,835	26,024	793,723	—	—
Investments	49,121	14,525	46,067	19,874	228,092	(56,413)	(2,287)	(27,180)	98,170	13,850
Net change in unrealized appreciation
(depreciation) on investments	(142,218)	(343,497)	(422,501)	(18,281)	(26,312)	(1,346,388)	(273,113)	(876,583)	(271,159)	(83,454)
Net realized and unrealized gain (loss)	(48,978)	(169,030)	(181,361)	93,346	509,336	(731,966)	(249,376)	(110,040)	(172,989)	(69,604)

Net increase (decrease) in net assets
from operations	$(48,210)	$(160,333)	$(173,688)	$72,878	$459,904	$(202,417)	$(101,772)	$(134,648)	$(7,781)	$(1,163)

See notes to financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/Epoch Global Shareholder Yield Fund	JNL/FAMCO Flex Core Covered Call Fund	JNL/Franklin Templeton Natural Resources Fund (a)	JNL/Lazard International Strategic Equity Fund	JNL/MC Frontier Markets 100 Index Fund	JNL/Neuberger Berman Currency Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund	JNL/PPM America Long Short Credit Fund
Investment income
Dividends	$49,003	$214,797	$61,436	$17,108	$144,376	$13,406	$—	$103,117	$87,501	$21,442

Expenses
Asset-based charges (Note 3)	30,465	113,311	12,906	17,389	8,454	7,797	3,031	92,451	39,931	6,783
Total expenses	30,465	113,311	12,906	17,389	8,454	7,797	3,031	92,451	39,931	6,783
Net investment income (loss)	18,538	101,486	48,530	(281)	135,922	5,609	(3,031)	10,666	47,570	14,659

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	23,083	144,148	732,576	—	535,125	10	—	—	—	—
Investments	(15,948)	116,349	(1,890,537)	19,903	(77,164)	954	(6,023)	(62,921)	28,280	(18,500)
Net change in unrealized appreciation
(depreciation) on investments	(207,152)	(874,180)	705,246	(34,646)	(734,723)	(1,237)	(89,042)	(449,293)	(187,768)	(27,409)
Net realized and unrealized gain (loss)	(200,017)	(613,683)	(452,715)	(14,743)	(276,762)	(273)	(95,065)	(512,214)	(159,488)	(45,909)

Net increase (decrease) in net assets
from operations	$(181,479)	$(512,197)	$(404,185)	$(15,024)	$(140,840)	$5,336	$(98,096)	$(501,548)	$(111,918)	$(31,250)

(a) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

See notes to financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/T. Rowe Price Capital Appreciation Fund	JNL/The Boston Company Equity Income Fund	JNL/The London Company Focused U.S. Equity Fund	JNL/Van Eck International Gold Fund	JNL/WCM Focused International Equity Fund	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A
Investment income
Dividends	$2,260	$61,299	$1,579	$51,035	$186	$339,946	$1,185,179	$2,037,058	$2,461,948	$1,865,010

Expenses
Asset-based charges (Note 3)	79,600	71,266	7,897	14,557	6,455	263,650	740,200	1,263,095	1,517,543	1,220,056
Total expenses	79,600	71,266	7,897	14,557	6,455	263,650	740,200	1,263,095	1,517,543	1,220,056
Net investment income (loss)	(77,340)	(9,967)	(6,318)	36,478	(6,269)	76,296	444,979	773,963	944,405	644,954

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	26,269	327,161	2,958	—	—	1,104,750	2,007,782	1,947,188	3,299,206	6,711,190
Investments	53,591	158,209	4,276	(175,099)	2,062	(14,052)	939,213	1,379,510	1,503,460	1,278,183
Net change in unrealized appreciation
(depreciation) on investments	105,212	(118,467)	(23,861)	(304,814)	23,935	(1,955,642)	(5,427,292)	(6,836,675)	(9,437,312)	(11,552,080)
Net realized and unrealized gain (loss)	185,072	366,903	(16,627)	(479,913)	25,997	(864,944)	(2,480,297)	(3,509,977)	(4,634,646)	(3,562,707)

Net increase (decrease) in net assets
from operations	$107,732	$356,936	$(22,945)	$(443,435)	$19,728	$(788,648)	$(2,035,318)	$(2,736,014)	$(3,690,241)	$(2,917,753)

See notes to financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL Institutional Alt 35 Fund - A	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A (a)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A	JNL/American Funds Balanced Allocation Fund - A	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A
Investment income
Dividends	$2,088,864	$2,714,148	$—	$—	$137,857	$—	$669,975	$3,324,648	$337,199	$—

Expenses
Asset-based charges (Note 3)	1,421,792	1,869,188	1,872	1,176,036	649,698	25,362	817,360	2,154,679	402,991	425,685
Total expenses	1,421,792	1,869,188	1,872	1,176,036	649,698	25,362	817,360	2,154,679	402,991	425,685
Net investment income (loss)	667,072	844,960	(1,872)	(1,176,036)	(511,841)	(25,362)	(147,385)	1,169,969	(65,792)	(425,685)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	6,855,939	7,178,149	—	10,289,092	2,487,058	26,342	980,442	308,341	229,045	532,343
Investments	906,191	1,332,957	(568)	1,388,638	1,096,028	(4,440)	359,021	5,717,514	(260,495)	965,067
Net change in unrealized appreciation
(depreciation) on investments	(11,862,016)	(13,502,131)	(10,250)	(15,311,562)	(7,661,098)	(89,250)	(2,613,619)	(13,891,684)	(1,425,250)	(2,218,560)
Net realized and unrealized gain (loss)	(4,099,886)	(4,991,025)	(10,818)	(3,633,832)	(4,078,012)	(67,348)	(1,274,156)	(7,865,829)	(1,456,700)	(721,150)

Net increase (decrease) in net assets
from operations	$(3,432,814)	$(4,146,065)	$(12,690)	$(4,809,868)	$(4,589,853)	$(92,710)	$(1,421,541)	$(6,695,860)	$(1,522,492)	$(1,146,835)

(a) Commencement of operations April 27, 2015.

See notes to financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A	JNL/Brookfield Global Infrastructure and MLP Fund - A
Investment income
Dividends	$1,175,321	$415,425	$422,115	$321,258	$1,099,625	$3,448,979	$—	$229,441	$—	$1,055,639

Expenses
Asset-based charges (Note 3)	2,171,108	569,689	727,314	581,953	120,694	2,397,759	771,645	712,342	6,923	863,659
Total expenses	2,171,108	569,689	727,314	581,953	120,694	2,397,759	771,645	712,342	6,923	863,659
Net investment income (loss)	(995,787)	(154,264)	(305,199)	(260,695)	978,931	1,051,220	(771,645)	(482,901)	(6,923)	191,980

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	5,568,267	928,918	88,158	3,317,180	—	9,174,643	3,372,595	—	—	2,106,806
Investments	4,394,310	426,490	467,296	(228,029)	(44,548)	843,686	1,536,204	(2,112,701)	4,189	(2,009,999)
Net change in unrealized appreciation
(depreciation) on investments	(10,357,351)	(2,025,428)	(4,099,892)	(4,833,222)	(1,271,319)	(16,113,632)	(2,688,866)	(10,332,919)	29,390	(13,266,361)
Net realized and unrealized gain (loss)	(394,774)	(670,020)	(3,544,438)	(1,744,071)	(1,315,867)	(6,095,303)	2,219,933	(12,445,620)	33,579	(13,169,554)

Net increase (decrease) in net assets
from operations	$(1,390,561)	$(824,284)	$(3,849,637)	$(2,004,766)	$(336,936)	$(5,044,083)	$1,448,288	$(12,928,521)	$26,656	$(12,977,574)

See notes to financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A	JNL/Causeway International Value Select Fund - A	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Shiller Enhanced CAPE Fund - A (a)	JNL/Eastspring Investments Asia ex-Japan Fund - A	JNL/Eastspring Investments China-India Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A
Investment income
Dividends	$166,818	$137,611	$1,170,111	$328,061	$—	$253,592	$305,240	$1,471,857	$708,758	$3,721,654

Expenses
Asset-based charges (Note 3)	352,230	237,455	535,865	524,036	501	184,222	529,497	1,452,122	463,878	611,429
Total expenses	352,230	237,455	535,865	524,036	501	184,222	529,497	1,452,122	463,878	611,429
Net investment income (loss)	(185,412)	(99,844)	634,246	(195,975)	(501)	69,370	(224,257)	19,735	244,880	3,110,225

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,266,364	—	—	1,358,580	—	295,934	23,362	145,237	781,982	122,627
Investments	520,258	648,609	(262,027)	859,112	1,521	(122,632)	898,653	3,065,010	517,443	(498,895)
Net change in unrealized appreciation
(depreciation) on investments	(2,288,147)	(473,118)	(2,406,899)	(3,392,836)	2,875	(2,542,597)	(2,960,943)	(10,253,351)	(3,955,748)	(5,218,644)
Net realized and unrealized gain (loss)	(501,525)	175,491	(2,668,926)	(1,175,144)	4,396	(2,369,295)	(2,038,928)	(7,043,104)	(2,656,323)	(5,594,912)

Net increase (decrease) in net assets
from operations	$(686,937)	$75,647	$(2,034,680)	$(1,371,119)	$3,895	$(2,299,925)	$(2,263,185)	$(7,023,369)	$(2,411,443)	$(2,484,687)
(a) Commencement of operations September 28, 2015.

See notes to financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A (a)	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A
Investment income
Dividends	$6,353,950	$264,724	$1,540,829	$1,286,374	$—	$402,024	$—	$—	$2,074,873	$937,416

Expenses
Asset-based charges (Note 3)	2,258,678	436,718	697,885	1,010,106	164,606	1,012,424	562,556	3,153	1,081,056	735,342
Total expenses	2,258,678	436,718	697,885	1,010,106	164,606	1,012,424	562,556	3,153	1,081,056	735,342
Net investment income (loss)	4,095,272	(171,994)	842,944	276,268	(164,606)	(610,400)	(562,556)	(3,153)	993,817	202,074

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	1,820,909	1,997,999	—	—	5,942,242	3,175,746	—	4,376,000	—
Investments	470,789	356,514	1,549,611	(401,724)	(1,035,626)	(293,706)	495,356	(759)	953,815	690,527
Net change in unrealized appreciation
(depreciation) on investments	(18,288,864)	(1,682,709)	(7,183,695)	(624,351)	(422,412)	(12,190,143)	(4,337,251)	(27,593)	(8,531,652)	(2,950,431)
Net realized and unrealized gain (loss)	(17,818,075)	494,714	(3,636,085)	(1,026,075)	(1,458,038)	(6,541,607)	(666,149)	(28,352)	(3,201,837)	(2,259,904)

Net increase (decrease) in net assets
from operations	$(13,722,803)	$322,720	$(2,793,141)	$(749,807)	$(1,622,644)	$(7,152,007)	$(1,228,705)	$(31,505)	$(2,208,020)	$(2,057,830)
(a) Commencement of operations April 27, 2015.

See notes to financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/Invesco Large Cap Growth Fund - A	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/Ivy Asset Strategy Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A	JNL/MC Bond Index Fund - A	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A (a)
Investment income
Dividends	$—	$91,238	$—	$777,440	$—	$1,040,961	$935,613	$820,208	$946,066	$19,126

Expenses
Asset-based charges (Note 3)	686,775	415,689	997,358	1,751,513	931,738	692,615	448,446	630,560	693,450	53,681
Total expenses	686,775	415,689	997,358	1,751,513	931,738	692,615	448,446	630,560	693,450	53,681
Net investment income (loss)	(686,775)	(324,451)	(997,358)	(974,073)	(931,738)	348,346	487,167	189,648	252,616	(34,555)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	5,096,975	747,160	4,451,663	5,777,807	7,676,874	—	303,327	1,003,204	140,698	1,073,201
Investments	261,939	917,054	1,314,930	(201,138)	1,999,816	(114,552)	(893,206)	1,623,730	(107,396)	(1,903,854)
Net change in unrealized appreciation
(depreciation) on investments	(3,218,166)	(4,249,768)	(8,100,735)	(16,748,640)	(9,162,907)	(803,553)	(6,374,630)	(4,283,966)	(1,087,851)	399,848
Net realized and unrealized gain (loss)	2,140,748	(2,585,554)	(2,334,142)	(11,171,971)	513,783	(918,105)	(6,964,509)	(1,657,032)	(1,054,549)	(430,805)

Net increase (decrease) in net assets
from operations	$1,453,973	$(2,910,005)	$(3,331,500)	$(12,146,044)	$(417,955)	$(569,759)	$(6,477,342)	$(1,467,384)	$(801,933)	$(465,360)

(a) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

See notes to financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Global Alpha Fund - A (a)	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A
Investment income
Dividends	$520,410	$503,803	$—	$1,332,551	$1,649,274	$316,552	$1,008,238	$4,258,536	$558,746	$40,822

Expenses
Asset-based charges (Note 3)	457,038	371,603	12,706	1,166,256	1,054,760	194,278	1,550,496	4,215,615	1,267,711	32,356
Total expenses	457,038	371,603	12,706	1,166,256	1,054,760	194,278	1,550,496	4,215,615	1,267,711	32,356
Net investment income (loss)	63,372	132,200	(12,706)	166,295	594,514	122,274	(542,258)	42,921	(708,965)	8,466

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	665,586	—	2,659,471	—	519,843	7,927,848	4,018,895	9,832,534	16,397
Investments	(805,744)	(461,210)	(130,292)	1,901,823	146,482	21,394	2,546,412	11,661,498	2,104,273	56,235
Net change in unrealized appreciation
(depreciation) on investments	(4,857,938)	(2,301,161)	400,438	(7,115,106)	(3,441,548)	(796,280)	(14,686,799)	(17,356,941)	(16,701,569)	(305,764)
Net realized and unrealized gain (loss)	(5,663,682)	(2,096,785)	270,146	(2,553,812)	(3,295,066)	(255,043)	(4,212,539)	(1,676,548)	(4,764,762)	(233,132)

Net increase (decrease) in net assets
from operations	$(5,600,310)	$(1,964,585)	$257,440	$(2,387,517)	$(2,700,552)	$(132,769)	$(4,754,797)	$(1,633,627)	$(5,473,727)	$(224,666)
(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

See notes to financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/MMRS Conservative Fund - A	JNL/MMRS Growth Fund - A	JNL/MMRS Moderate Fund - A	JNL/Morgan Stanley Mid Cap Growth Fund - A	JNL/Neuberger Berman Strategic Income Fund - A	JNL/Oppenheimer Emerging Markets Innovator Fund - A (a)	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A
Investment income
Dividends	$—	$—	$—	$—	$472,719	$—	$677,425	$2,981,780	$6,766,854	$2,943,087

Expenses
Asset-based charges (Note 3)	156,308	6,616	63,637	146,222	541,748	1,142	1,139,063	1,230,473	3,573,143	1,061,757
Total expenses	156,308	6,616	63,637	146,222	541,748	1,142	1,139,063	1,230,473	3,573,143	1,061,757
Net investment income (loss)	(156,308)	(6,616)	(63,637)	(146,222)	(69,029)	(1,142)	(461,638)	1,751,307	3,193,711	1,881,330

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	454,689	516,648	—	2,044,122	—	4,285,743	—
Investments	(121,083)	(5,602)	(127,931)	43,954	85,677	(13,452)	1,861,134	(2,751,704)	(542,851)	(414,418)
Net change in unrealized appreciation
(depreciation) on investments	(1,052,058)	(62,785)	(492,997)	(1,085,957)	(1,625,639)	(9,254)	(2,965,792)	(2,707,121)	(9,581,852)	(3,680,783)
Net realized and unrealized gain (loss)	(1,173,141)	(68,387)	(620,928)	(587,314)	(1,023,314)	(22,706)	939,464	(5,458,825)	(5,838,960)	(4,095,201)

Net increase (decrease) in net assets
from operations	$(1,329,449)	$(75,003)	$(684,565)	$(733,536)	$(1,092,343)	$(23,848)	$477,826	$(3,707,518)	$(2,645,249)	$(2,213,871)

(a) Commencement of operations April 27, 2015.

See notes to financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A	JNL/S&P Intrinsic Value Fund - A
Investment income
Dividends	$6,001,692	$139,140	$143,556	$—	$1,536,860	$19,616,359	$438,336	$4,579,214	$11,781	$736,072

Expenses
Asset-based charges (Note 3)	1,583,355	269,352	302,584	141,528	342,893	5,373,094	825,129	2,849,546	10,918	1,024,755
Total expenses	1,583,355	269,352	302,584	141,528	342,893	5,373,094	825,129	2,849,546	10,918	1,024,755
Net investment income (loss)	4,418,337	(130,212)	(159,028)	(141,528)	1,193,967	14,243,265	(386,793)	1,729,668	863	(288,683)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	203,839	2,437,855	1,739,124	—	1,335,694	15,628,489	5,832,213	10,812,192	—	7,911,508
Investments	(3,473,624)	354,353	(84,893)	495,216	177,177	6,815,943	1,543,205	3,460,642	(6,180)	(115,395)
Net change in unrealized appreciation
(depreciation) on investments	(9,948,750)	(4,520,066)	(3,570,629)	(1,292,095)	(3,182,136)	(61,301,159)	(7,724,310)	(17,627,664)	(125,176)	(18,541,796)
Net realized and unrealized gain (loss)	(13,218,535)	(1,727,858)	(1,916,398)	(796,879)	(1,669,265)	(38,856,727)	(348,892)	(3,354,830)	(131,356)	(10,745,683)

Net increase (decrease) in net assets
from operations	$(8,800,198)	$(1,858,070)	$(2,075,426)	$(938,407)	$(475,298)	$(24,613,462)	$(735,685)	$(1,625,162)	$(130,493)	$(11,034,366)

See notes to financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A	JNL/T. Rowe Price Established Growth Fund - A	JNL/T. Rowe Price Mid-Cap Growth Fund - A
Investment income
Dividends	$—	$—	$—	$—	$—	$14,401	$463,108	$—	$—	$—

Expenses
Asset-based charges (Note 3)	2,215,047	2,270,725	5,425,513	4,473,414	6,989,908	108,799	524,798	27,989	3,127,828	2,873,733
Total expenses	2,215,047	2,270,725	5,425,513	4,473,414	6,989,908	108,799	524,798	27,989	3,127,828	2,873,733
Net investment income (loss)	(2,215,047)	(2,270,725)	(5,425,513)	(4,473,414)	(6,989,908)	(94,398)	(61,690)	(27,989)	(3,127,828)	(2,873,733)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	141,430	3,846,969	—	16,508,293	16,738,559
Investments	3,306,843	1,920,158	10,699,516	5,326,520	10,409,508	(16,134)	(333,466)	(10,603)	7,230,729	6,431,344
Net change in unrealized appreciation
(depreciation) on investments	(3,724,607)	(4,116,823)	(11,449,843)	(8,475,227)	(13,755,967)	(1,288,075)	(6,758,450)	(16,747)	(4,867,297)	(12,646,178)
Net realized and unrealized gain (loss)	(417,764)	(2,196,665)	(750,327)	(3,148,707)	(3,346,459)	(1,162,779)	(3,244,947)	(27,350)	18,871,725	10,523,725

Net increase (decrease) in net assets
from operations	$(2,632,811)	$(4,467,390)	$(6,175,840)	$(7,622,121)	$(10,336,367)	$(1,257,177)	$(3,306,637)	$(55,339)	$15,743,897	$7,649,992

See notes to financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A (a)	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC 25 Fund - A (b)	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Financial Sector Fund - A
Investment income
Dividends	540,147	$832,732	$—	$2,754,103	$572	$667,366	$1,133,874	$429,393	$213,051	$541,803

Expenses
Asset-based charges (Note 3)	771,763	1,577,422	142	3,454,499	968,991	699,920	443,437	185,111	607,535	682,945
Total expenses	771,763	1,577,422	142	3,454,499	968,991	699,920	443,437	185,111	607,535	682,945
Net investment income (loss)	(231,616)	(744,690)	(142)	(700,396)	(968,419)	(32,554)	690,437	244,282	(394,484)	(141,142)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	7,990,642	—	9,177,696	286	4,817,449	7,742,042	364,219	3,677,058	2,463,786
Investments	(144,580)	3,228,052	(38)	6,307,983	—	1,251,136	(8,825,806)	228,876	1,424,485	1,686,513
Net change in unrealized appreciation
(depreciation) on investments	(287,038)	(13,910,085)	(1,101)	(20,672,311)	—	(8,135,839)	(2,554,284)	(699,412)	(3,774,342)	(5,450,290)
Net realized and unrealized gain (loss)	(431,618)	(2,691,391)	(1,139)	(5,186,632)	286	(2,067,254)	(3,638,048)	(106,317)	1,327,201	(1,299,991)

Net increase (decrease) in net assets
from operations	$(663,234)	$(3,436,081)	$(1,281)	$(5,887,028)	$(968,133)	$(2,099,808)	$(2,947,611)	$137,965	$932,717	$(1,441,133)

(a) Commencement of operations April 27, 2015.
(b) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

See notes to financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC JNL Optimized 5 Fund - A (b)	JNL/MC Nasdaq 25 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A	JNL/MC Value Line 30 Fund - A (b)	JNL/PPM America Total Return Fund - A (a)
Investment income
Dividends	854,764	$6,662,771	$—	$273,053	$1,284,168	$393,490	$482,877	$548,834	$—	$104,781

Expenses
Asset-based charges (Note 3)	2,845,628	4,014,073	175,100	736,521	1,203,574	374,924	285,309	1,407,034	147,257	23,675
Total expenses	2,845,628	4,014,073	175,100	736,521	1,203,574	374,924	285,309	1,407,034	147,257	23,675
Net investment income (loss)	(1,990,864)	2,648,698	(175,100)	(463,468)	80,594	18,566	197,568	(858,200)	(147,257)	81,106

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	7,646,337	—	—	6,188,150	2,176,598	10,748,963	6,960,272	6,638,680	—	2,203
Investments	7,831,899	10,297,765	8,746,432	1,712,017	(2,855,055)	(550,034)	(1,100,305)	3,960,099	2,854,716	(59,673)
Net change in unrealized appreciation
(depreciation) on investments	(9,616,941)	(25,734,763)	(7,327,861)	(7,320,852)	(21,264,453)	(13,570,570)	(7,309,524)	(7,478,686)	(2,804,046)	(95,626)
Net realized and unrealized gain (loss)	5,861,295	(15,436,998)	1,418,571	579,315	(21,942,910)	(3,371,641)	(1,449,557)	3,120,093	50,670	(153,096)

Net increase (decrease) in net assets
from operations	$3,870,431	$(12,788,300)	$1,243,471	$115,847	$(21,862,316)	$(3,353,075)	$(1,251,989)	$2,261,893	$(96,587)	$(71,990)

(a) The Fund was made available to the separate account effective April 27, 2015.
(b) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	CG - Alt 100 Conservative Fund (a)	CG - Alt 100 Growth Fund (a)	CG - International Conservative Fund (a)	CG - International Growth Fund (a)	CG - International Moderate Fund (a)	CG - Institutional Alt 65 Fund (a)	CG - Multi-Strategy Income Fund (a)	CG - Tactical Maximum Growth Fund (a)	CG - Tactical Moderate Growth Fund (a)	Curian Dynamic Risk Advantage - Diversified Fund (a)
Operations
Net investment income (loss)	$18,654	$51,006	$642	$4,403	$5,546	$77,800	$23,394	$75,957	$108,096	$17,260
Net realized gain (loss) on investments	64,083	56,406	(10,605)	3,236	(13,680)	399,793	5,787	559,877	1,101,607	636,503
Net change in unrealized appreciation
(depreciation) on investments	(14,601)	11,806	11,009	16,070	28,192	(261,167)	5,350	(326,444)	(484,109)	(392,618)
Net increase (decrease) in net assets
from operations	68,136	119,218	1,046	23,709	20,058	216,426	34,531	309,390	725,594	261,145

Contract transactions [1]
Purchase payments (Note 4)	252,974	105,167	34,233	194,214	11,905	66,370	104,843	601,969	152,048	772,853
Surrenders and terminations	(24,196)	(39,093)	(1,067)	(3)	(3,812)	(121,657)	(114,025)	(349,848)	(92,008)	(294,188)
Transfers between Investment Divisions	(2,433,792)	(4,048,633)	(297,858)	(565,295)	(763,461)	(6,021,889)	(2,088,202)	(7,023,041)	(14,175,219)	(10,212,063)
Contract owner charges (Note 3)	(1,084)	(318)	(36)	(10)	(220)	(466)	(34)	(469)	(817)	(1,374)
Net increase (decrease) in net assets from
contract transactions	(2,206,098)	(3,982,877)	(264,728)	(371,094)	(755,588)	(6,077,642)	(2,097,418)	(6,771,389)	(14,115,996)	(9,734,772)

Net increase (decrease) in net assets	(2,137,962)	(3,863,659)	(263,682)	(347,385)	(735,530)	(5,861,216)	(2,062,887)	(6,461,999)	(13,390,402)	(9,473,627)

Net assets beginning of period	2,137,962	3,863,659	263,682	347,385	735,530	5,861,216	2,062,887	6,461,999	13,390,402	9,473,627

Net assets end of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

[1] Contract unit transactions
Units Outstanding at December 31, 2014	214,616	377,864	27,954	35,843	77,296	519,527	211,864	541,673	1,136,336	900,750

Units Issued	31,906	14,200	4,521	35,759	3,859	9,372	19,559	61,295	14,069	106,567
Units Redeemed	(246,522)	(392,064)	(32,475)	(71,602)	(81,155)	(528,899)	(231,423)	(602,968)	(1,150,405)	(1,007,317)

Units Outstanding at December 31, 2015	—	—	—	—	—	—	—	—	—	—
(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	Curian Dynamic Risk Advantage - Growth Fund (a)	Curian Dynamic Risk Advantage - Income Fund (a)	Curian/Aberdeen Latin America Fund (a)	Curian/Ashmore Emerging Market Small Cap Equity Fund (a)	Curian/Baring International Fixed Income Fund (a)	Curian/ CenterSquare International Real Estate Securities Fund (a)	Curian/PineBridge Merger Arbitrage Fund (a)	Curian/Schroder Emerging Europe Fund (a)	Curian/UBS Global Long Short Fixed Income Opportunities Fund (a)	JG - Alt 100 Fund
Operations
Net investment income (loss)	$(10,214)	$162,962	$(514)	$(328)	$(1,440)	$1,795	$(15,629)	$(1,015)	$33,213	$25,533
Net realized gain (loss) on investments	(58,681)	264,656	(36,061)	16,763	(31,614)	1,958	(18,554)	(55,768)	(60,865)	442,662
Net change in unrealized appreciation
(depreciation) on investments	167,411	(313,136)	30,168	18,266	20,669	20,440	24,257	84,085	40,185	(1,437,545)
Net increase (decrease) in net assets
from operations	98,516	114,482	(6,407)	34,701	(12,385)	24,193	(9,926)	27,302	12,533	(969,350)

Contract transactions [1]
Purchase payments (Note 4)	67,132	181,656	22,061	16,150	109,046	50,631	102,231	34,977	36,931	2,809,496
Surrenders and terminations	(14,368)	(112,610)	(8,259)	(1,180)	(7,043)	(8,485)	(53,427)	(1,282)	(6,275)	(637,002)
Transfers between Investment Divisions	(3,222,923)	(7,837,006)	(164,435)	(295,516)	(503,774)	(448,955)	(4,860,633)	(377,685)	(1,115,640)	4,490,856
Contract owner charges (Note 3)	(345)	(542)	(2)	(2)	(17)	(120)	(322)	(14)	(25)	(7,638)
Net increase (decrease) in net assets from
contract transactions	(3,170,504)	(7,768,502)	(150,635)	(280,548)	(401,788)	(406,929)	(4,812,151)	(344,004)	(1,085,009)	6,655,712

Net increase (decrease) in net assets	(3,071,988)	(7,654,020)	(157,042)	(245,847)	(414,173)	(382,736)	(4,822,077)	(316,702)	(1,072,476)	5,686,362

Net assets beginning of period	3,071,988	7,654,020	157,042	245,847	414,173	382,736	4,822,077	316,702	1,072,476	19,386,105

Net assets end of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$25,072,467

[1] Contract unit transactions
Units Outstanding at December 31, 2014	340,613	693,625	22,702	26,618	45,004	41,419	495,304	42,563	114,640	1,839,948

Units Issued	9,688	37,122	6,778	5,413	17,753	8,895	21,031	8,285	8,193	1,060,887
Units Redeemed	(350,301)	(730,747)	(29,480)	(32,031)	(62,757)	(50,314)	(516,335)	(50,848)	(122,833)	(454,827)

Units Outstanding at December 31, 2015	—	—	—	—	—	—	—	—	—	2,446,008
(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JG - Conservative Fund	JG - Equity 100 Fund	JG - Equity Income Fund (a)	JG - Fixed Income 100 Fund	JG - Growth Fund	JG - Interest Rate Opportunities Fund	JG - Maximum Growth Fund	JG - Moderate Fund	JG - Moderate Growth Fund	JG - Real Assets Fund
Operations
Net investment income (loss)	$16,917	$67,292	$28,576	$9,061	$87,987	$(5,428)	$32,440	$166,009	$113,801	$(1,281)
Net realized gain (loss) on investments	117,820	516,475	(415,787)	(23,414)	415,948	27,850	370,910	698,842	874,713	8,196
Net change in unrealized appreciation
(depreciation) on investments	(415,725)	(703,934)	(307,372)	(191,677)	(860,710)	(223,641)	(1,090,098)	(1,665,939)	(2,839,968)	(96,570)
Net increase (decrease) in net assets
from operations	(280,988)	(120,167)	(694,583)	(206,030)	(356,775)	(201,219)	(686,748)	(801,088)	(1,851,454)	(89,655)

Contract transactions [1]
Purchase payments (Note 4)	3,587,732	719,580	1,157,141	931,763	5,650,682	807,592	816,793	7,741,386	11,411,546	460,783
Surrenders and terminations	(524,705)	(108,110)	(208,964)	(487,067)	(341,569)	(171,429)	(255,242)	(1,312,766)	(1,569,768)	(16,821)
Transfers between Investment Divisions	194,546	(296,989)	(8,283,632)	1,428,644	2,253,304	(493,365)	6,145,831	1,026,220	12,321,847	(101,461)
Contract owner charges (Note 3)	(5,232)	(2,757)	(524)	(1,301)	(10,842)	(2,089)	(5,422)	(17,101)	(20,938)	(437)
Net increase (decrease) in net assets from
contract transactions	3,252,341	311,724	(7,335,979)	1,872,039	7,551,575	140,709	6,701,960	7,437,739	22,142,687	342,064

Net increase (decrease) in net assets	2,971,353	191,557	(8,030,562)	1,666,009	7,194,800	(60,510)	6,015,212	6,636,651	20,291,233	252,409

Net assets beginning of period	7,768,109	5,109,676	8,030,562	3,927,808	10,217,009	3,669,938	5,967,172	23,663,231	27,429,238	369,617

Net assets end of period	$10,739,462	$5,301,233	$—	$5,593,817	$17,411,809	$3,609,428	$11,982,384	$30,299,882	$47,720,471	$622,026

[1] Contract unit transactions
Units Outstanding at December 31, 2014	722,090	380,265	621,975	400,635	912,047	375,866	477,961	1,991,913	2,307,502	38,665

Units Issued	470,685	68,638	190,582	333,012	770,185	92,317	631,659	874,456	2,204,981	51,276
Units Redeemed	(166,723)	(45,361)	(812,557)	(144,915)	(100,370)	(79,211)	(127,669)	(254,509)	(400,148)	(15,710)

Units Outstanding at December 31, 2015	1,026,052	403,542	—	588,732	1,581,862	388,972	981,951	2,611,860	4,112,335	74,231
(a) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL Tactical ETF Conservative Fund	JNL Tactical ETF Growth Fund	JNL Tactical ETF Moderate Fund	JNL/American Funds Global Growth Fund	JNL/American Funds Growth Fund	JNL/AQR Risk Parity Fund	JNL/BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Micro Cap Fund	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Operations
Net investment income (loss)	$768	$8,697	$7,673	$(20,468)	$(49,432)	$529,549	$147,604	$(24,608)	$165,208	$68,441
Net realized gain (loss) on investments	93,240	174,467	241,140	111,627	535,648	614,422	23,737	766,543	98,170	13,850
Net change in unrealized appreciation
(depreciation) on investments	(142,218)	(343,497)	(422,501)	(18,281)	(26,312)	(1,346,388)	(273,113)	(876,583)	(271,159)	(83,454)
Net increase (decrease) in net assets
from operations	(48,210)	(160,333)	(173,688)	72,878	459,904	(202,417)	(101,772)	(134,648)	(7,781)	(1,163)

Contract transactions [1]
Purchase payments (Note 4)	1,460,917	3,406,643	5,308,429	2,744,632	6,231,686	433,099	790,415	351,467	10,163,087	652,908
Surrenders and terminations	(689,815)	(269,029)	(280,877)	(211,680)	(449,922)	(78,148)	(212,317)	(218,932)	(988,436)	(89,250)
Transfers between Investment Divisions	255,092	(90,540)	83,577	687,087	40,050	199,986	939,933	(363,203)	10,767,180	(91,508)
Contract owner charges (Note 3)	(1,350)	(8,190)	(3,309)	(1,038)	(1,713)	(279)	(1,027)	(3,654)	(18,374)	(440)
Net increase (decrease) in net assets from
contract transactions	1,024,844	3,038,884	5,107,820	3,219,001	5,820,101	554,658	1,517,004	(234,322)	19,923,457	471,710

Net increase (decrease) in net assets	976,634	2,878,551	4,934,132	3,291,879	6,280,005	352,241	1,415,232	(368,970)	19,915,676	470,547

Net assets beginning of period	5,385,044	6,826,886	10,650,760	1,913,873	7,896,306	1,064,450	2,205,082	2,492,854	8,702,234	903,678

Net assets end of period	$6,361,678	$9,705,437	$15,584,892	$5,205,752	$14,176,311	$1,416,691	$3,620,314	$2,123,884	$28,617,910	$1,374,225

[1] Contract unit transactions
Units Outstanding at December 31, 2014	480,060	534,300	875,916	172,794	545,207	99,361	219,530	172,312	828,603	92,240

Units Issued	221,677	340,511	478,989	347,055	540,332	84,602	238,631	57,235	2,458,406	104,500
Units Redeemed	(130,071)	(107,565)	(61,457)	(74,490)	(156,697)	(34,933)	(88,947)	(73,583)	(565,891)	(57,786)

Units Outstanding at December 31, 2015	571,666	767,246	1,293,448	445,359	928,842	149,030	369,214	155,964	2,721,118	138,954

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/Epoch Global Shareholder Yield Fund	JNL/FAMCO Flex Core Covered Call Fund	JNL/Franklin Templeton Natural Resources Fund (a)	JNL/Lazard International Strategic Equity Fund	JNL/MC Frontier Markets 100 Index Fund	JNL/Neuberger Berman Currency Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund	JNL/PPM America Long Short Credit Fund
Operations
Net investment income (loss)	$18,538	$101,486	$48,530	$(281)	$135,922	$5,609	$(3,031)	$10,666	$47,570	$14,659
Net realized gain (loss) on investments	7,135	260,497	(1,157,961)	19,903	457,961	964	(6,023)	(62,921)	28,280	(18,500)
Net change in unrealized appreciation
(depreciation) on investments	(207,152)	(874,180)	705,246	(34,646)	(734,723)	(1,237)	(89,042)	(449,293)	(187,768)	(27,409)
Net increase (decrease) in net assets
from operations	(181,479)	(512,197)	(404,185)	(15,024)	(140,840)	5,336	(98,096)	(501,548)	(111,918)	(31,250)

Contract transactions [1]
Purchase payments (Note 4)	312,536	3,856,178	590,440	1,156,009	185,666	167,977	292,791	949,827	2,204,849	242,821
Surrenders and terminations	(103,416)	(490,872)	(45,279)	(12,121)	(14,546)	(19,932)	(9,985)	(420,454)	(189,108)	(173,046)
Transfers between Investment Divisions	(218,283)	39,598	(1,717,592)	1,014,772	(17,601)	(160,886)	123,642	2,945,945	235,009	(159)
Contract owner charges (Note 3)	(463)	(4,125)	(612)	(110)	(139)	(387)	(45)	(2,997)	(1,511)	(359)
Net increase (decrease) in net assets from
contract transactions	(9,626)	3,400,779	(1,173,043)	2,158,550	153,380	(13,228)	406,403	3,472,321	2,249,239	69,257

Net increase (decrease) in net assets	(191,105)	2,888,582	(1,577,228)	2,143,526	12,540	(7,892)	308,307	2,970,773	2,137,321	38,007

Net assets beginning of period	2,947,434	8,762,096	1,577,228	892,287	756,191	743,990	126,153	6,133,142	2,599,279	476,214

Net assets end of period	$2,756,329	$11,650,678	$—	$3,035,813	$768,731	$736,098	$434,460	$9,103,915	$4,736,600	$514,221

[1] Contract unit transactions
Units Outstanding at December 31, 2014	216,768	716,307	212,836	79,443	73,689	74,474	16,413	602,745	237,398	48,323

Units Issued	46,721	477,946	162,382	234,196	48,878	23,351	67,049	573,173	336,602	53,800
Units Redeemed	(47,836)	(200,294)	(375,218)	(52,015)	(33,608)	(24,722)	(7,217)	(244,093)	(132,580)	(47,361)

Units Outstanding at December 31, 2015	215,653	993,959	—	261,624	88,959	73,103	76,245	931,825	441,420	54,762

(a) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/T. Rowe Price Capital Appreciation Fund	JNL/The Boston Company Equity Income Fund	JNL/The London Company Focused U.S. Equity Fund	JNL/Van Eck International Gold Fund	JNL/WCM Focused International Equity Fund	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A
Operations
Net investment income (loss)	$(77,340)	$(9,967)	$(6,318)	$36,478	$(6,269)	$76,296	$444,979	$773,963	$944,405	$644,954
Net realized gain (loss) on investments	79,860	485,370	7,234	(175,099)	2,062	1,090,698	2,946,995	3,326,698	4,802,666	7,989,373
Net change in unrealized appreciation
(depreciation) on investments	105,212	(118,467)	(23,861)	(304,814)	23,935	(1,955,642)	(5,427,292)	(6,836,675)	(9,437,312)	(11,552,080)
Net increase (decrease) in net assets
from operations	107,732	356,936	(22,945)	(443,435)	19,728	(788,648)	(2,035,318)	(2,736,014)	(3,690,241)	(2,917,753)

Contract transactions [1]
Purchase payments (Note 4)	5,983,032	1,490,263	289,123	209,478	246,518	528,108	8,400,464	13,499,702	15,004,366	8,496,269
Surrenders and terminations	(577,933)	(243,397)	(25,457)	(29,656)	(13,567)	(1,299,217)	(2,369,683)	(4,007,919)	(3,456,963)	(4,142,702)
Transfers between Investment Divisions	6,927,943	6,600,813	(2,947)	336,953	40,642	3,780,262	(2,469,051)	(1,403,572)	(236,863)	(6,905,212)
Contract owner charges (Note 3)	(978)	(3,253)	(299)	(729)	(42)	(199,268)	(568,048)	(985,209)	(1,193,888)	(961,968)
Net increase (decrease) in net assets from
contract transactions	12,332,064	7,844,426	260,420	516,046	273,551	2,809,885	2,993,682	7,103,002	10,116,652	(3,513,613)

Net increase (decrease) in net assets	12,439,796	8,201,362	237,475	72,611	293,279	2,021,237	958,364	4,366,988	6,426,411	(6,431,366)

Net assets beginning of period	3,540,357	4,350,791	623,789	1,325,783	485,989	15,669,958	47,102,125	79,706,122	92,862,508	83,312,956

Net assets end of period	$15,980,153	$12,552,153	$861,264	$1,398,394	$779,268	$17,691,195	$48,060,489	$84,073,110	$99,288,919	$76,881,590

[1] Contract unit transactions
Units Outstanding at December 31, 2014	304,702	271,982	55,687	307,930	47,184	907,130	4,023,792	6,187,995	7,431,378	5,013,310

Units Issued	1,187,708	695,099	35,232	256,039	30,750	386,907	1,187,923	1,688,084	1,954,468	836,275
Units Redeemed	(162,491)	(160,201)	(12,091)	(116,976)	(5,665)	(244,610)	(930,871)	(1,136,265)	(1,158,085)	(1,045,559)

Units Outstanding at December 31, 2015	1,329,919	806,880	78,828	446,993	72,269	1,049,427	4,280,844	6,739,814	8,227,761	4,804,026

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL Institutional Alt 35 Fund - A	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A (a)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A	JNL/American Funds Balanced Allocation Fund - A	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A
Operations
Net investment income (loss)	$667,072	$844,960	$(1,872)	$(1,176,036)	$(511,841)	$(25,362)	$(147,385)	$1,169,969	$(65,792)	$(425,685)
Net realized gain (loss) on investments	7,762,130	8,511,106	(568)	11,677,730	3,583,086	21,902	1,339,463	6,025,855	(31,450)	1,497,410
Net change in unrealized appreciation
(depreciation) on investments	(11,862,016)	(13,502,131)	(10,250)	(15,311,562)	(7,661,098)	(89,250)	(2,613,619)	(13,891,684)	(1,425,250)	(2,218,560)
Net increase (decrease) in net assets
from operations	(3,432,814)	(4,146,065)	(12,690)	(4,809,868)	(4,589,853)	(92,710)	(1,421,541)	(6,695,860)	(1,522,492)	(1,146,835)

Contract transactions [1]
Purchase payments (Note 4)	6,162,395	9,634,856	277,342	7,673,263	4,607,782	1,231,980	18,499,839	30,066,372	2,838,104	4,256,620
Surrenders and terminations	(2,434,527)	(6,215,120)	(3,682)	(2,849,612)	(1,498,855)	(23,148)	(1,883,928)	(5,085,103)	(1,171,463)	(1,188,926)
Transfers between Investment Divisions	(10,190,668)	(10,389,642)	208,408	(3,129,266)	(7,028,873)	(457,516)	9,543,512	(12,004,494)	(1,118,281)	3,513,433
Contract owner charges (Note 3)	(1,101,862)	(1,541,570)	(111)	(862,265)	(476,103)	(178)	(608,168)	(1,655,330)	(321,117)	(335,285)
Net increase (decrease) in net assets from
contract transactions	(7,564,662)	(8,511,476)	481,957	832,120	(4,396,049)	751,138	25,551,255	11,321,445	227,243	6,245,842

Net increase (decrease) in net assets	(10,997,476)	(12,657,541)	469,267	(3,977,748)	(8,985,902)	658,428	24,129,714	4,625,585	(1,295,249)	5,099,007

Net assets beginning of period	95,505,055	123,666,518	—	74,057,130	47,878,646	1,575,730	40,268,612	127,385,138	25,887,064	23,636,409

Net assets end of period	$84,507,579	$111,008,977	$469,267	$70,079,382	$38,892,744	$2,234,158	$64,398,326	$132,010,723	$24,591,815	$28,735,416

[1] Contract unit transactions
Units Outstanding at December 31, 2014	5,629,885	7,300,860	—	1,933,406	2,607,545	154,484	3,353,932	7,747,188	2,462,142	1,843,871

Units Issued	691,677	1,081,928	52,131	421,482	593,130	195,181	2,708,702	3,048,585	502,513	992,361
Units Redeemed	(1,146,404)	(1,588,394)	(2,766)	(406,800)	(831,754)	(124,504)	(608,716)	(2,369,232)	(485,462)	(559,112)

Units Outstanding at December 31, 2015	5,175,158	6,794,394	49,365	1,948,088	2,368,921	225,161	5,453,918	8,426,541	2,479,193	2,277,120

(a) Commencement of operations April 27, 2015.
See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A	JNL/Brookfield Global Infrastructure and MLP Fund - A
Operations
Net investment income (loss)	$(995,787)	$(154,264)	$(305,199)	$(260,695)	$978,931	$1,051,220	$(771,645)	$(482,901)	$(6,923)	$191,980
Net realized gain (loss) on investments	9,962,577	1,355,408	555,454	3,089,151	(44,548)	10,018,329	4,908,799	(2,112,701)	4,189	96,807
Net change in unrealized appreciation
(depreciation) on investments	(10,357,351)	(2,025,428)	(4,099,892)	(4,833,222)	(1,271,319)	(16,113,632)	(2,688,866)	(10,332,919)	29,390	(13,266,361)
Net increase (decrease) in net assets
from operations	(1,390,561)	(824,284)	(3,849,637)	(2,004,766)	(336,936)	(5,044,083)	1,448,288	(12,928,521)	26,656	(12,977,574)

Contract transactions [1]
Purchase payments (Note 4)	40,211,689	12,832,676	13,245,248	5,473,519	2,919,356	34,373,014	9,623,029	6,388,621	674,659	12,440,862
Surrenders and terminations	(6,926,739)	(827,213)	(1,714,373)	(1,274,799)	(471,340)	(5,313,560)	(2,637,611)	(1,949,283)	(12,920)	(1,723,680)
Transfers between Investment Divisions	10,602,646	2,902,919	8,518,468	1,505,033	5,147,433	(1,657,445)	15,129,305	3,585,882	893,021	(12,009,825)
Contract owner charges (Note 3)	(1,633,091)	(438,637)	(521,428)	(449,540)	(14,734)	(1,749,752)	(542,027)	(528,051)	(76)	(621,246)
Net increase (decrease) in net assets from
contract transactions	42,254,505	14,469,745	19,527,915	5,254,213	7,580,715	25,652,257	21,572,696	7,497,169	1,554,684	(1,913,889)

Net increase (decrease) in net assets	40,863,944	13,645,461	15,678,278	3,249,447	7,243,779	20,608,174	23,020,984	(5,431,352)	1,581,340	(14,891,463)

Net assets beginning of period	128,384,374	29,907,964	37,523,757	34,440,283	6,589,279	150,193,877	40,302,004	47,647,806	273,357	67,480,402

Net assets end of period	$169,248,318	$43,553,425	$53,202,035	$37,689,730	$13,833,058	$170,802,051	$63,322,988	$42,216,454	$1,854,697	$52,588,939

[1] Contract unit transactions
Units Outstanding at December 31, 2014	7,862,247	2,375,225	3,150,044	3,189,943	584,380	12,596,251	1,069,694	5,143,682	27,802	4,326,408

Units Issued	4,042,077	1,673,572	2,462,262	1,206,793	915,850	4,627,163	760,746	2,184,564	180,343	1,454,811
Units Redeemed	(1,490,917)	(551,767)	(852,521)	(719,825)	(284,764)	(2,502,548)	(258,783)	(1,278,327)	(28,281)	(1,583,861)

Units Outstanding at December 31, 2015	10,413,407	3,497,030	4,759,785	3,676,911	1,215,466	14,720,866	1,571,657	6,049,919	179,864	4,197,358

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A	JNL/Causeway International Value Select Fund - A	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Shiller Enhanced CAPE Fund - A (a)	JNL/Eastspring Investments Asia ex-Japan Fund - A	JNL/Eastspring Investments China-India Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A
Operations
Net investment income (loss)	$(185,412)	$(99,844)	$634,246	$(195,975)	$(501)	$69,370	$(224,257)	$19,735	$244,880	$3,110,225
Net realized gain (loss) on investments	1,786,622	648,609	(262,027)	2,217,692	1,521	173,302	922,015	3,210,247	1,299,425	(376,268)
Net change in unrealized appreciation
(depreciation) on investments	(2,288,147)	(473,118)	(2,406,899)	(3,392,836)	2,875	(2,542,597)	(2,960,943)	(10,253,351)	(3,955,748)	(5,218,644)
Net increase (decrease) in net assets
from operations	(686,937)	75,647	(2,034,680)	(1,371,119)	3,895	(2,299,925)	(2,263,185)	(7,023,369)	(2,411,443)	(2,484,687)

Contract transactions [1]
Purchase payments (Note 4)	1,621,364	1,458,594	4,581,360	6,745,178	86,871	1,321,946	4,303,397	6,951,652	3,441,788	8,803,568
Surrenders and terminations	(1,123,465)	(799,570)	(1,222,423)	(1,180,083)	(540)	(490,539)	(1,332,250)	(6,218,308)	(1,276,973)	(1,538,672)
Transfers between Investment Divisions	(347,984)	960,831	2,104,512	1,968,305	500,061	(122,939)	(3,986,271)	(5,161,259)	(766)	(1,942,856)
Contract owner charges (Note 3)	(225,644)	(168,024)	(384,725)	(367,846)	—	(143,713)	(395,398)	(1,069,863)	(362,448)	(346,305)
Net increase (decrease) in net assets from
contract transactions	(75,729)	1,451,831	5,078,724	7,165,554	586,392	564,755	(1,410,522)	(5,497,778)	1,801,601	4,975,735

Net increase (decrease) in net assets	(762,666)	1,527,478	3,044,044	5,794,435	590,287	(1,735,170)	(3,673,707)	(12,521,147)	(609,842)	2,491,048

Net assets beginning of period	22,277,215	14,412,981	31,173,597	32,781,305	—	12,499,623	32,123,973	97,522,634	29,404,752	40,308,967

Net assets end of period	$21,514,549	$15,940,459	$34,217,641	$38,575,740	$590,287	$10,764,453	$28,450,266	$85,001,487	$28,794,910	$42,800,015

[1] Contract unit transactions
Units Outstanding at December 31, 2014	1,635,697	448,339	2,322,411	1,257,855	—	1,467,921	4,120,006	8,199,052	2,724,106	3,448,182

Units Issued	315,851	117,932	764,188	524,495	57,924	440,766	1,521,322	1,083,603	692,606	1,326,799
Units Redeemed	(327,986)	(81,344)	(407,381)	(259,774)	(4,071)	(370,067)	(1,754,552)	(1,556,482)	(523,123)	(904,238)

Units Outstanding at December 31, 2015	1,623,562	484,927	2,679,218	1,522,576	53,853	1,538,620	3,886,776	7,726,173	2,893,589	3,870,743
(a) Commencement of operations September 28, 2015.

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A (a)	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A
Operations
Net investment income (loss)	$4,095,272	$(171,994)	$842,944	$276,268	$(164,606)	$(610,400)	$(562,556)	$(3,153)	$993,817	$202,074
Net realized gain (loss) on investments	470,789	2,177,423	3,547,610	(401,724)	(1,035,626)	5,648,536	3,671,102	(759)	5,329,815	690,527
Net change in unrealized appreciation
(depreciation) on investments	(18,288,864)	(1,682,709)	(7,183,695)	(624,351)	(422,412)	(12,190,143)	(4,337,251)	(27,593)	(8,531,652)	(2,950,431)
Net increase (decrease) in net assets
from operations	(13,722,803)	322,720	(2,793,141)	(749,807)	(1,622,644)	(7,152,007)	(1,228,705)	(31,505)	(2,208,020)	(2,057,830)

Contract transactions [1]
Purchase payments (Note 4)	21,325,649	5,271,828	4,202,094	7,280,512	431,004	8,697,594	7,682,919	655,952	14,031,518	9,573,960
Surrenders and terminations	(10,392,374)	(842,616)	(2,566,900)	(3,740,785)	(889,225)	(2,527,148)	(1,257,213)	(998)	(2,799,880)	(1,752,525)
Transfers between Investment Divisions	(7,008,114)	2,750,888	(361,785)	(999,338)	(832,731)	2,982,982	1,836,556	259,857	797,957	605,082
Contract owner charges (Note 3)	(1,628,669)	(305,898)	(542,888)	(608,078)	(118,832)	(751,008)	(419,135)	(2)	(746,493)	(485,788)
Net increase (decrease) in net assets from
contract transactions	2,296,492	6,874,202	730,521	1,932,311	(1,409,784)	8,402,420	7,843,127	914,809	11,283,102	7,940,729

Net increase (decrease) in net assets	(11,426,311)	7,196,922	(2,062,620)	1,182,504	(3,032,428)	1,250,413	6,614,422	883,304	9,075,082	5,882,899

Net assets beginning of period	153,052,676	24,693,390	45,492,445	59,549,178	12,849,539	64,649,857	31,022,589	—	63,127,661	43,849,135

Net assets end of period	$141,626,365	$31,890,312	$43,429,825	$60,731,682	$9,817,111	$65,900,270	$37,637,011	$883,304	$72,202,743	$49,732,034

[1] Contract unit transactions
Units Outstanding at December 31, 2014	10,957,600	2,518,787	3,766,021	2,381,732	1,017,179	3,178,342	2,352,288	—	3,798,781	2,212,763

Units Issued	2,643,472	1,225,363	724,694	973,484	195,229	1,185,591	1,438,081	106,732	1,872,282	943,985
Units Redeemed	(2,508,557)	(568,396)	(664,251)	(898,973)	(315,985)	(756,227)	(854,110)	(6,372)	(1,227,110)	(582,796)

Units Outstanding at December 31, 2015	11,092,515	3,175,754	3,826,464	2,456,243	896,423	3,607,706	2,936,259	100,360	4,443,953	2,573,952
(a) Commencement of operations April 27, 2015.

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/Invesco Large Cap Growth Fund - A	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/Ivy Asset Strategy Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A	JNL/MC Bond Index Fund - A	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A (a)
Operations
Net investment income (loss)	$(686,775)	$(324,451)	$(997,358)	$(974,073)	$(931,738)	$348,346	$487,167	$189,648	$252,616	$(34,555)
Net realized gain (loss) on investments	5,358,914	1,664,214	5,766,593	5,576,669	9,676,690	(114,552)	(589,879)	2,626,934	33,302	(830,653)
Net change in unrealized appreciation
(depreciation) on investments	(3,218,166)	(4,249,768)	(8,100,735)	(16,748,640)	(9,162,907)	(803,553)	(6,374,630)	(4,283,966)	(1,087,851)	399,848
Net increase (decrease) in net assets
from operations	1,453,973	(2,910,005)	(3,331,500)	(12,146,044)	(417,955)	(569,759)	(6,477,342)	(1,467,384)	(801,933)	(465,360)

Contract transactions [1]
Purchase payments (Note 4)	6,311,167	3,733,875	16,374,347	9,141,523	15,191,017	7,938,980	869,359	2,246,433	9,768,068	1,309,071
Surrenders and terminations	(1,836,707)	(1,181,886)	(2,571,118)	(4,939,542)	(3,266,524)	(3,677,591)	(2,167,732)	(2,662,332)	(2,444,537)	(63,344)
Transfers between Investment Divisions	3,013,046	(294,204)	14,203,641	(17,861,520)	12,024,425	6,582,437	634,931	(1,253,958)	1,573,912	(5,292,365)
Contract owner charges (Note 3)	(462,469)	(266,181)	(679,657)	(1,337,458)	(579,701)	(436,433)	(322,885)	(472,461)	(402,823)	(42,501)
Net increase (decrease) in net assets from
contract transactions	7,025,037	1,991,604	27,327,213	(14,996,997)	23,369,217	10,407,393	(986,327)	(2,142,318)	8,494,620	(4,089,139)

Net increase (decrease) in net assets	8,479,010	(918,401)	23,995,713	(27,143,041)	22,951,262	9,837,634	(7,463,669)	(3,609,702)	7,692,687	(4,554,499)

Net assets beginning of period	41,507,939	25,894,177	53,056,311	125,832,581	50,237,695	38,737,124	33,153,871	43,036,133	40,786,701	4,554,499

Net assets end of period	$49,986,949	$24,975,776	$77,052,024	$98,689,540	$73,188,957	48,574,758	$25,690,202	$39,426,431	$48,479,388	$—

[1] Contract unit transactions
Units Outstanding at December 31, 2014	2,252,804	965,725	2,095,064	9,277,064	1,311,485	1,926,405	2,645,587	3,363,371	2,888,374	312,511

Units Issued	749,477	243,555	1,426,426	1,262,279	909,089	1,232,751	404,914	426,459	1,418,870	137,284
Units Redeemed	(378,192)	(171,704)	(390,484)	(2,411,477)	(370,313)	(734,767)	(501,697)	(590,428)	(829,732)	(449,795)

Units Outstanding at December 31, 2015	2,624,089	1,037,576	3,131,006	8,127,866	1,850,261	2,424,389	2,548,804	3,199,402	3,477,512	—

(a) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Global Alpha Fund - A (a)	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A
Operations
Net investment income (loss)	$63,372	$132,200	$(12,706)	$166,295	$594,514	$122,274	$(542,258)	$42,921	$(708,965)	$8,466
Net realized gain (loss) on investments	(805,744)	204,376	(130,292)	4,561,294	146,482	541,237	10,474,260	15,680,393	11,936,807	72,632
Net change in unrealized appreciation
(depreciation) on investments	(4,857,938)	(2,301,161)	400,438	(7,115,106)	(3,441,548)	(796,280)	(14,686,799)	(17,356,941)	(16,701,569)	(305,764)
Net increase (decrease) in net assets
from operations	(5,600,310)	(1,964,585)	257,440	(2,387,517)	(2,700,552)	(132,769)	(4,754,797)	(1,633,627)	(5,473,727)	(224,666)

Contract transactions [1]
Purchase payments (Note 4)	7,221,805	10,060,486	57,188	7,616,576	15,359,984	3,176,400	23,269,809	58,104,175	17,804,744	1,095,542
Surrenders and terminations	(626,203)	(677,342)	(14,545)	(3,038,441)	(3,723,656)	(543,411)	(4,227,741)	(11,962,614)	(4,123,705)	(109,337)
Transfers between Investment Divisions	2,167,766	10,672,140	(3,323,662)	610,202	3,508,792	5,823,379	7,751,167	5,146,587	6,155,443	(870,260)
Contract owner charges (Note 3)	(360,689)	(260,062)	(5,003)	(806,174)	(677,916)	(147,575)	(1,017,756)	(2,955,255)	(789,614)	(899)
Net increase (decrease) in net assets from
contract transactions	8,402,679	19,795,222	(3,286,022)	4,382,163	14,467,204	8,308,793	25,775,479	48,332,893	19,046,868	115,046

Net increase (decrease) in net assets	2,802,369	17,830,637	(3,028,582)	1,994,646	11,766,652	8,176,024	21,020,682	46,699,266	13,573,141	(109,620)

Net assets beginning of period	27,609,808	13,852,122	3,028,582	69,790,560	61,638,103	8,810,940	91,314,622	259,697,442	74,714,387	3,140,604

Net assets end of period	$30,412,177	$31,682,759	$—	$71,785,206	$73,404,755	$16,986,964	$112,335,304	$306,396,708	$88,287,528	$3,030,984

[1] Contract unit transactions
Units Outstanding at December 31, 2014	2,947,475	963,095	314,858	5,342,150	3,631,130	562,137	3,482,334	14,603,665	3,286,182	263,832

Units Issued	1,773,434	1,927,445	18,227	1,157,514	1,997,846	848,789	1,833,941	6,329,703	1,528,426	176,680
Units Redeemed	(831,750)	(611,434)	(333,085)	(845,720)	(1,206,802)	(364,752)	(862,625)	(3,629,379)	(702,170)	(168,459)

Units Outstanding at December 31, 2015	3,889,159	2,279,106	—	5,653,944	4,422,174	1,046,174	4,453,650	17,303,989	4,112,438	272,053
(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/MMRS Conservative Fund - A	JNL/MMRS Growth Fund - A	JNL/MMRS Moderate Fund - A	JNL/Morgan Stanley Mid Cap Growth Fund - A	JNL/Neuberger Berman Strategic Income Fund - A	JNL/Oppenheimer Emerging Markets Innovator Fund - A (a)	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A
Operations
Net investment income (loss)	$(156,308)	$(6,616)	$(63,637)	$(146,222)	$(69,029)	$(1,142)	$(461,638)	$1,751,307	$3,193,711	$1,881,330
Net realized gain (loss) on investments	(121,083)	(5,602)	(127,931)	498,643	602,325	(13,452)	3,905,256	(2,751,704)	3,742,892	(414,418)
Net change in unrealized appreciation
(depreciation) on investments	(1,052,058)	(62,785)	(492,997)	(1,085,957)	(1,625,639)	(9,254)	(2,965,792)	(2,707,121)	(9,581,852)	(3,680,783)
Net increase (decrease) in net assets
from operations	(1,329,449)	(75,003)	(684,565)	(733,536)	(1,092,343)	(23,848)	477,826	(3,707,518)	(2,645,249)	(2,213,871)

Contract transactions [1]
Purchase payments (Note 4)	3,596,588	1,160,064	5,496,635	2,098,337	7,175,131	331,515	10,594,996	7,585,706	23,573,555	13,926,156
Surrenders and terminations	(910,252)	(10,916)	(372,344)	(203,371)	(1,362,116)	(208)	(3,449,804)	(4,411,986)	(16,051,251)	(6,788,009)
Transfers between Investment Divisions	16,005,122	(10,676)	2,686,479	2,661,189	(1,893,241)	35,810	20,168,793	(5,272,465)	(11,983,620)	(6,245,050)
Contract owner charges (Note 3)	(5,859)	(45)	(2,365)	(110,466)	(332,131)	(25)	(795,447)	(880,189)	(2,572,208)	(621,792)
Net increase (decrease) in net assets from
contract transactions	18,685,599	1,138,427	7,808,405	4,445,689	3,587,643	367,092	26,518,538	(2,978,934)	(7,033,524)	271,305

Net increase (decrease) in net assets	17,356,150	1,063,424	7,123,840	3,712,153	2,495,300	343,244	26,996,364	(6,686,452)	(9,678,773)	(1,942,566)

Net assets beginning of period	1,847,860	167,558	680,353	7,083,749	30,886,409	—	56,344,989	82,536,875	234,444,480	78,107,012

Net assets end of period	$19,204,010	$1,230,982	7,804,193	$10,795,902	$33,381,709	$343,244	$83,341,353	$75,850,423	$224,765,707	$76,164,446

[1] Contract unit transactions
Units Outstanding at December 31, 2014	177,553	16,167	65,500	561,572	2,913,725	—	3,057,323	6,085,762	12,021,745	7,273,814

Units Issued	2,096,498	138,935	1,155,395	513,500	1,564,381	57,384	2,029,831	1,162,851	2,189,238	3,026,868
Units Redeemed	(366,850)	(27,890)	(424,835)	(165,943)	(1,240,904)	(16,669)	(671,826)	(1,396,095)	(2,596,515)	(3,010,539)

Units Outstanding at December 31, 2015	1,907,201	127,212	796,060	909,129	3,237,202	40,715	4,415,328	5,852,518	11,614,468	7,290,143

(a) Commencement of operations April 27, 2015.
See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A	JNL/S&P Intrinsic Value Fund - A
Operations
Net investment income (loss)	$4,418,337	$(130,212)	$(159,028)	$(141,528)	$1,193,967	$14,243,265	$(386,793)	$1,729,668	$863	$(288,683)
Net realized gain (loss) on investments	(3,269,785)	2,792,208	1,654,231	495,216	1,512,871	22,444,432	7,375,418	14,272,834	(6,180)	7,796,113
Net change in unrealized appreciation
(depreciation) on investments	(9,948,750)	(4,520,066)	(3,570,629)	(1,292,095)	(3,182,136)	(61,301,159)	(7,724,310)	(17,627,664)	(125,176)	(18,541,796)
Net increase (decrease) in net assets
from operations	(8,800,198)	(1,858,070)	(2,075,426)	(938,407)	(475,298)	(24,613,462)	(735,685)	(1,625,162)	(130,493)	(11,034,366)

Contract transactions [1]
Purchase payments (Note 4)	15,231,802	3,097,132	4,254,437	1,192,667	3,186,572	94,130,828	11,046,361	19,314,204	1,060,996	15,645,685
Surrenders and terminations	(6,152,249)	(859,787)	(453,750)	(404,164)	(951,618)	(12,290,658)	(2,156,523)	(7,820,016)	(8,950)	(1,639,019)
Transfers between Investment Divisions	(17,159,508)	972,919	13,454,102	(946,358)	(1,029,966)	41,879,469	12,760,775	(1,541,508)	674,738	(2,406,715)
Contract owner charges (Note 3)	(953,107)	(203,509)	(246,950)	(88,647)	(172,862)	(3,742,775)	(588,920)	(2,163,282)	(74)	(675,573)
Net increase (decrease) in net assets from
contract transactions	(9,033,062)	3,006,755	17,007,839	(246,502)	1,032,126	119,976,864	21,061,693	7,789,398	1,726,710	10,924,378

Net increase (decrease) in net assets	(17,833,260)	1,148,685	14,932,413	(1,184,909)	556,828	95,363,402	20,326,008	6,164,236	1,596,217	(109,988)

Net assets beginning of period	106,798,237	17,364,948	12,126,485	9,690,370	24,825,692	314,114,563	43,252,532	182,015,233	141,774	59,875,272

Net assets end of period	$88,964,977	$18,513,633	$27,058,898	$8,505,461	$25,382,520	$409,477,965	$63,578,540	$188,179,469	$1,737,991	$59,765,284

[1] Contract unit transactions
Units Outstanding at December 31, 2014	5,575,769	1,046,259	775,362	374,172	1,679,930	15,734,311	2,092,340	10,200,006	15,031	2,719,551

Units Issued	1,769,586	493,826	1,265,488	97,818	402,344	9,412,161	2,033,156	2,823,220	210,477	1,799,187
Units Redeemed	(2,316,503)	(310,276)	(215,634)	(108,940)	(338,898)	(3,236,363)	(1,053,601)	(2,406,644)	(35,189)	(1,330,014)

Units Outstanding at December 31, 2015	5,028,852	1,229,809	1,825,216	363,050	1,743,376	21,910,109	3,071,895	10,616,582	190,319	3,188,724

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A	JNL/T. Rowe Price Established Growth Fund - A	JNL/T. Rowe Price Mid-Cap Growth Fund - A
Operations
Net investment income (loss)	$(2,215,047)	$(2,270,725)	$(5,425,513)	$(4,473,414)	$(6,989,908)	$(94,398)	$(61,690)	$(27,989)	$(3,127,828)	$(2,873,733)
Net realized gain (loss) on investments	3,306,843	1,920,158	10,699,516	5,326,520	10,409,508	125,296	3,513,503	(10,603)	23,739,022	23,169,903
Net change in unrealized appreciation
(depreciation) on investments	(3,724,607)	(4,116,823)	(11,449,843)	(8,475,227)	(13,755,967)	(1,288,075)	(6,758,450)	(16,747)	(4,867,297)	(12,646,178)
Net increase (decrease) in net assets
from operations	(2,632,811)	(4,467,390)	(6,175,840)	(7,622,121)	(10,336,367)	(1,257,177)	(3,306,637)	(55,339)	15,743,897	7,649,992

Contract transactions [1]
Purchase payments (Note 4)	19,856,095	15,675,234	39,538,384	26,937,856	46,253,223	4,890,566	6,274,428	2,217,587	38,861,743	25,657,823
Surrenders and terminations	(10,191,240)	(12,726,558)	(21,590,040)	(21,279,986)	(27,500,060)	(133,251)	(1,467,425)	(174,403)	(9,230,233)	(9,047,556)
Transfers between Investment Divisions	(5,828,532)	(765,996)	(7,672,149)	(5,403,874)	(14,097,351)	4,225,938	(3,825,893)	(20,790)	47,994,655	14,871,615
Contract owner charges (Note 3)	(1,506,483)	(1,644,590)	(3,946,414)	(3,401,150)	(5,177,194)	(71,937)	(366,398)	(1,111)	(2,060,620)	(2,013,929)
Net increase (decrease) in net assets from
contract transactions	2,329,840	538,090	6,329,781	(3,147,154)	(521,382)	8,911,316	614,712	2,021,283	75,565,545	29,467,953

Net increase (decrease) in net assets	(302,971)	(3,929,300)	153,941	(10,769,275)	(10,857,749)	7,654,139	(2,691,925)	1,965,944	91,309,442	37,117,945

Net assets beginning of period	135,814,856	146,025,915	339,783,231	291,635,804	454,436,123	3,467,959	33,313,339	1,766,871	168,167,007	162,597,725

Net assets end of period	$135,511,885	$142,096,615	$339,937,172	$280,866,529	$443,578,374	$11,122,098	$30,621,414	$3,732,815	$259,476,449	$199,715,670

[1] Contract unit transactions
Units Outstanding at December 31, 2014	6,773,967	10,832,646	16,780,767	19,457,276	23,808,145	306,657	1,800,204	184,982	3,515,558	2,134,282

Units Issued	1,629,696	2,464,562	3,280,645	3,035,750	3,794,374	1,086,213	877,330	315,517	2,094,816	784,678
Units Redeemed	(1,521,790)	(2,421,779)	(2,982,343)	(3,262,784)	(3,865,059)	(276,043)	(861,973)	(103,627)	(703,666)	(434,163)

Units Outstanding at December 31, 2015	6,881,873	10,875,429	17,079,069	19,230,242	23,737,460	1,116,827	1,815,561	396,872	4,906,708	2,484,797

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A (a)	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC 25 Fund - A (b)	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Financial Sector Fund - A
Operations
Net investment income (loss)	$(231,616)	$(744,690)	$(142)	$(700,396)	$(968,419)	$(32,554)	$690,437	$244,282	$(394,484)	$(141,142)
Net realized gain (loss) on investments	(144,580)	11,218,694	(38)	15,485,679	286	6,068,585	(1,083,764)	593,095	5,101,543	4,150,299
Net change in unrealized appreciation
(depreciation) on investments	(287,038)	(13,910,085)	(1,101)	(20,672,311)	—	(8,135,839)	(2,554,284)	(699,412)	(3,774,342)	(5,450,290)
Net increase (decrease) in net assets
from operations	(663,234)	(3,436,081)	(1,281)	(5,887,028)	(968,133)	(2,099,808)	(2,947,611)	137,965	932,717	(1,441,133)

Contract transactions [1]
Purchase payments (Note 4)	14,635,074	16,706,518	36,912	50,511,134	71,030,701	4,285,933	2,241,803	376,421	11,958,999	10,841,853
Surrenders and terminations	(3,479,171)	(5,009,726)	—	(12,380,704)	(8,303,002)	(2,000,515)	(2,139,712)	(436,065)	(1,540,103)	(2,103,857)
Transfers between Investment Divisions	824,794	(2,274,554)	(2,133)	(15,057,547)	(58,092,261)	501,616	(38,186,479)	(1,006,141)	18,992,390	5,500,855
Contract owner charges (Note 3)	(496,721)	(939,681)	—	(2,435,702)	(543,505)	(462,516)	(300,920)	(124,957)	(409,428)	(508,397)
Net increase (decrease) in net assets from
contract transactions	11,483,976	8,482,557	34,779	20,637,181	4,091,933	2,324,518	(38,385,308)	(1,190,742)	29,001,858	13,730,454

Net increase (decrease) in net assets	10,820,742	5,046,476	33,498	14,750,153	3,123,800	224,710	(41,332,919)	(1,052,777)	29,934,575	12,289,321

Net assets beginning of period	47,459,434	98,722,040	—	214,172,741	67,667,243	44,081,327	41,332,919	12,292,820	30,112,362	39,790,243

Net assets end of period	$58,280,176	$103,768,516	$33,498	$228,922,894	$70,791,043	$44,306,037	$—	$11,240,043	$60,046,937	$52,079,564

[1] Contract unit transactions
Units Outstanding at December 31, 2014	4,599,060	4,005,270	—	5,422,463	5,497,382	1,429,471	1,765,602	1,608,044	1,375,093	3,360,811

Units Issued	2,726,650	1,192,792	3,805	2,143,354	9,993,009	330,062	239,327	138,216	1,702,742	2,394,745
Units Redeemed	(1,625,342)	(844,139)	(250)	(1,661,868)	(9,602,129)	(254,303)	(2,004,929)	(299,663)	(455,938)	(1,253,685)

Units Outstanding at December 31, 2015	5,700,368	4,353,923	3,555	5,903,949	5,888,262	1,505,230	—	1,446,597	2,621,897	4,501,871

(a) Commencement of operations April 27, 2015.
(b) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC JNL Optimized 5 Fund - A (b)	JNL/MC Nasdaq 25 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A	JNL/MC Value Line 30 Fund - A (b)	JNL/PPM America Total Return Fund - A (a)
Operations
Net investment income (loss)	$(1,990,864)	$2,648,698	$(175,100)	$(463,468)	$80,594	$18,566	$197,568	$(858,200)	$(147,257)	$81,106
Net realized gain (loss) on investments	15,478,236	10,297,765	8,746,432	7,900,167	(678,457)	10,198,929	5,859,967	10,598,779	2,854,716	(57,470)
Net change in unrealized appreciation
(depreciation) on investments	(9,616,941)	(25,734,763)	(7,327,861)	(7,320,852)	(21,264,453)	(13,570,570)	(7,309,524)	(7,478,686)	(2,804,046)	(95,626)
Net increase (decrease) in net assets
from operations	3,870,431	(12,788,300)	1,243,471	115,847	(21,862,316)	(3,353,075)	(1,251,989)	2,261,893	(96,587)	(71,990)

Contract transactions [1]
Purchase payments (Note 4)	50,315,637	8,354,495	569,376	12,588,847	15,526,451	1,504,365	2,511,243	21,582,598	613,531	2,320,546
Surrenders and terminations	(7,404,136)	(22,824,741)	(993,702)	(2,440,817)	(2,970,192)	(1,468,861)	(936,277)	(3,719,615)	(886,042)	(21,025)
Transfers between Investment Divisions	33,375,485	18,116,147	(36,089,027)	(4,049,125)	12,245,918	27,940,204	(3,116,605)	13,592,020	(35,250,040)	2,508,745
Contract owner charges (Note 3)	(1,896,668)	(2,106,422)	(114,829)	(465,328)	(906,776)	(226,970)	(193,235)	(951,977)	(84,105)	(19,040)
Net increase (decrease) in net assets from
contract transactions	74,390,318	1,539,479	(36,628,182)	5,633,577	23,895,401	27,748,738	(1,734,874)	30,503,026	(35,606,656)	4,789,226

Net increase (decrease) in net assets	78,260,749	(11,248,821)	(35,384,711)	5,749,424	2,033,085	24,395,663	(2,986,863)	32,764,919	(35,703,243)	4,717,236

Net assets beginning of period	132,507,389	250,440,895	35,384,711	44,616,272	71,624,130	5,162,750	18,732,411	72,883,315	35,703,243	—

Net assets end of period	$210,768,138	$239,192,074	$—	$50,365,696	$73,657,215	$29,558,413	$15,745,548	$105,648,234	$—	$4,717,236

[1] Contract unit transactions
Units Outstanding at December 31, 2014	5,236,221	14,279,030	2,688,507	2,079,983	2,011,900	330,574	1,167,734	6,680,648	2,479,494	—

Units Issued	4,634,330	3,353,907	343,150	1,231,751	1,322,493	2,222,868	283,408	5,101,205	96,202	439,529
Units Redeemed	(1,977,587)	(3,360,796)	(3,031,657)	(978,862)	(608,033)	(455,085)	(408,927)	(2,399,799)	(2,575,696)	(133,457)

Units Outstanding at December 31, 2015	7,892,964	14,272,141	—	2,332,872	2,726,360	2,098,357	1,042,215	9,382,054	—	306,072

(a) The Fund was made available to the separate account effective April 27, 2015.
(b) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	CG - Alt 100 Conservative Fund	CG - Alt 100 Growth Fund	CG - Alt 100 Moderate Fund	CG - Conservative Fund	CG - Equity 100 Fund	CG - Equity Income Fund	CG - Fixed Income 100 Fund	CG - Growth Fund	CG - Institutional Alt 65 Fund	CG - Interest Rate Opportunities Fund
Operations
Net investment income (loss)	$(6,297)	$(8,083)	$7,408	$(8,868)	$(11,245)	$207,694	$19,197	$(36,204)	$(11,994)	$17,109
Net realized gain (loss) on investments	2,611	11,620	361,062	57,756	218,796	209,673	1,217	68,438	177,852	21,281
Net change in unrealized appreciation
(depreciation) on investments	7,523	(44,178)	(260,605)	21,880	(81,071)	(65,368)	(50,882)	111,720	(98,287)	(60,243)
Net increase (decrease) in net assets
from operations	3,837	(40,641)	107,865	70,768	126,480	351,999	(30,468)	143,954	67,571	(21,853)

Contract transactions [1]
Purchase payments (Note 4)	1,434,581	2,336,991	5,397,783	4,339,366	2,756,038	2,881,673	2,762,787	5,589,330	1,509,165	1,863,747
Surrenders and terminations	(67,254)	(95,491)	(714,543)	(247,422)	(42,071)	(122,969)	(46,941)	(148,017)	(143,479)	(136,040)
Transfers between Investment Divisions	107,233	222,473	(545,126)	625,301	11,172	1,345,079	(7,835)	1,472,833	(664,334)	(430,235)
Contract owner charges (Note 3)	(619)	(672)	(6,819)	(1,075)	(642)	(544)	(464)	(4,176)	(5,385)	(2,809)
Net increase (decrease) in net assets from
contract transactions	1,473,941	2,463,301	4,131,295	4,716,170	2,724,497	4,103,239	2,707,547	6,909,970	695,967	1,294,663

Net increase (decrease) in net assets	1,477,778	2,422,660	4,239,160	4,786,938	2,850,977	4,455,238	2,677,079	7,053,924	763,538	1,272,810

Net assets beginning of period	660,184	1,440,999	15,146,945	2,981,171	2,258,699	3,575,324	1,250,729	3,163,085	5,097,678	2,397,128

Net assets end of period	$2,137,962	$3,863,659	$19,386,105	$7,768,109	$5,109,676	$8,030,562	$3,927,808	$10,217,009	$5,861,216	$3,669,938

[1] Contract unit transactions
Units Outstanding at December 31, 2013	66,494	142,548	1,454,871	284,338	174,547	297,773	129,012	291,138	458,689	245,421

Units Issued	163,641	264,159	577,082	538,227	225,522	363,369	289,544	662,258	154,405	221,758
Units Redeemed	(15,519)	(28,843)	(192,005)	(100,475)	(19,804)	(39,167)	(17,921)	(41,349)	(93,567)	(91,313)

Units Outstanding at December 31, 2014	214,616	377,864	1,839,948	722,090	380,265	621,975	400,635	912,047	519,527	375,866

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	CG - International Conservative Fund	CG - International Growth Fund	CG - International Moderate Fund	CG - Maximum Growth Fund	CG - Moderate Fund	CG - Moderate Growth Fund	CG - Multi-Strategy Income Fund	CG - Real Assets Fund	CG - Tactical Maximum Growth Fund	CG - Tactical Moderate Growth Fund
Operations
Net investment income (loss)	$(334)	$(685)	$(1,259)	$(19,462)	$(21,582)	$(66,574)	$6,136	$(246)	$(28,769)	$(13,641)
Net realized gain (loss) on investments	808	(3,341)	2,121	281,460	511,093	668,677	11,249	341	325,937	624,433
Net change in unrealized appreciation
(depreciation) on investments	(11,410)	(17,399)	(37,421)	(128,001)	(242,248)	(95,118)	(15,460)	(22,750)	(138,058)	(286,139)
Net increase (decrease) in net assets
from operations	(10,936)	(21,425)	(36,559)	133,997	247,263	506,985	1,925	(22,655)	159,110	324,653

Contract transactions [1]
Purchase payments (Note 4)	154,485	243,921	431,637	1,870,872	12,938,786	15,178,195	805,133	161,205	1,655,619	4,473,420
Surrenders and terminations	(4,809)	(5,368)	(8,114)	(214,596)	(593,622)	(596,754)	(131,567)	(22,846)	(116,985)	(332,262)
Transfers between Investment Divisions	32,824	(51,936)	(82,505)	(106,716)	1,538,605	(818,746)	262,158	(30,028)	(219,277)	626,244
Contract owner charges (Note 3)	(13)	(31)	(154)	(2,993)	(11,256)	(11,995)	(203)	(84)	(1,296)	(3,499)
Net increase (decrease) in net assets from
contract transactions	182,487	186,586	340,864	1,546,567	13,872,513	13,750,700	935,521	108,247	1,318,061	4,763,903

Net increase (decrease) in net assets	171,551	165,161	304,305	1,680,564	14,119,776	14,257,685	937,446	85,592	1,477,171	5,088,556

Net assets beginning of period	92,131	182,224	431,225	4,286,608	9,543,455	13,171,553	1,125,441	284,025	4,984,828	8,301,846

Net assets end of period	$263,682	$347,385	$735,530	$5,967,172	$23,663,231	$27,429,238	$2,062,887	$369,617	$6,461,999	$13,390,402

[1] Contract unit transactions
Units Outstanding at December 31, 2013	9,461	18,006	43,401	354,512	824,639	1,142,159	116,533	28,896	429,374	728,078

Units Issued	19,002	25,152	57,454	178,026	1,276,163	1,420,570	133,476	18,058	183,300	487,326
Units Redeemed	(509)	(7,315)	(23,559)	(54,577)	(108,889)	(255,227)	(38,145)	(8,289)	(71,001)	(79,068)

Units Outstanding at December 31, 2014	27,954	35,843	77,296	477,961	1,991,913	2,307,502	211,864	38,665	541,673	1,136,336

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	Curian Dynamic Risk Advantage - Diversified Fund	Curian Dynamic Risk Advantage - Growth Fund	Curian Dynamic Risk Advantage - Income Fund	Curian Focused International Equity Fund	Curian Focused U.S. Equity Fund	Curian Long Short Credit Fund	Curian Tactical Advantage 35 Fund	Curian Tactical Advantage 60 Fund	Curian Tactical Advantage 75 Fund	Curian/Aberdeen Latin America Fund
Operations
Net investment income (loss)	$(99,351)	$(27,542)	$63,077	$(1,706)	$(4,233)	$4,969	$(14,212)	$(23,755)	$(13,390)	$902
Net realized gain (loss) on investments	71,101	4,775	130,619	(68)	3,247	5,272	219,315	382,630	340,713	(4,335)
Net change in unrealized appreciation
(depreciation) on investments	387,976	(123,758)	304,874	(7,153)	4,334	(29,742)	(57,428)	(23,574)	(140,415)	(29,035)
Net increase (decrease) in net assets
from operations	359,726	(146,525)	498,570	(8,927)	3,348	(19,501)	147,675	335,301	186,908	(32,468)

Contract transactions [1]
Purchase payments (Note 4)	2,566,717	1,051,123	1,168,896	281,001	484,268	375,018	1,770,859	2,700,475	3,020,289	88,069
Surrenders and terminations	(856,508)	(103,317)	(555,993)	(10,244)	(22,907)	(16,089)	(502,584)	(266,290)	(78,187)	(2,133)
Transfers between Investment Divisions	(1,209,990)	242,236	(1,404,923)	201,204	23,962	(120,635)	(787,472)	62,817	(708,952)	47,660
Contract owner charges (Note 3)	(9,897)	(1,120)	(3,003)	(11)	(15)	(56)	(940)	(1,737)	(615)	(11)
Net increase (decrease) in net assets from
contract transactions	490,322	1,188,922	(795,023)	471,950	485,308	238,238	479,863	2,495,265	2,232,535	133,585

Net increase (decrease) in net assets	850,048	1,042,397	(296,453)	463,023	488,656	218,737	627,538	2,830,566	2,419,443	101,117

Net assets beginning of period	8,623,579	2,029,591	7,950,473	22,966	135,133	257,477	4,757,506	7,820,194	4,407,443	55,925

Net assets end of period	$9,473,627	$3,071,988	$7,654,020	$485,989	$623,789	$476,214	$5,385,044	$10,650,760	$6,826,886	$157,042

[1] Contract unit transactions
Units Outstanding at December 31, 2013	853,398	213,219	771,028	2,190	12,361	25,498	436,546	665,515	357,187	6,762

Units Issued	295,155	154,755	145,373	46,760	53,341	47,780	189,210	248,849	253,669	19,162
Units Redeemed	(247,803)	(27,361)	(222,776)	(1,766)	(10,015)	(24,955)	(145,696)	(38,448)	(76,556)	(3,222)

Units Outstanding at December 31, 2014	900,750	340,613	693,625	47,184	55,687	48,323	480,060	875,916	534,300	22,702

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	Curian/American Funds Global Growth Fund	Curian/American Funds Growth Fund	Curian/AQR Risk Parity Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund	Curian/Baring International Fixed Income Fund	Curian/BlackRock Global Long Short Credit Fund	Curian/ CenterSquare International Real Estate Securities Fund	Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine Total Return Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Operations
Net investment income (loss)	$(8,684)	$(39,922)	$(5,878)	$(2,776)	$(3,832)	$(19,632)	$9,050	$(18,903)	$(22,101)	$(6,575)
Net realized gain (loss) on investments	873	104,117	43,073	3,522	2,989	6,591	308	210,347	18,909	525
Net change in unrealized appreciation
(depreciation) on investments	30,567	334,182	(38,653)	(27,035)	(18,748)	(9,595)	(19,960)	(134,449)	156,424	34,592
Net increase (decrease) in net assets
from operations	22,756	398,377	(1,458)	(26,289)	(19,591)	(22,636)	(10,602)	56,995	153,232	28,542

Contract transactions [1]
Purchase payments (Note 4)	1,485,978	3,864,402	836,648	121,761	385,339	1,564,721	313,972	1,234,809	6,587,793	422,084
Surrenders and terminations	(28,904)	(170,516)	(2,892)	(27,598)	(16,251)	(23,474)	(8,234)	(44,144)	(102,053)	(14,296)
Transfers between Investment Divisions	144,004	422,009	162,405	17,684	(80,535)	(88,630)	(8,412)	217,680	1,599,836	199,470
Contract owner charges (Note 3)	(35)	(2,041)	(23)	(30)	(101)	(116)	(47)	(1,188)	(60)	(81)
Net increase (decrease) in net assets from
contract transactions	1,601,043	4,113,854	996,138	111,817	288,452	1,452,501	297,279	1,407,157	8,085,516	607,177

Net increase (decrease) in net assets	1,623,799	4,512,231	994,680	85,528	268,861	1,429,865	286,677	1,464,152	8,238,748	635,719

Net assets beginning of period	290,074	3,384,075	69,770	160,319	145,312	775,217	96,059	1,028,702	463,486	267,959

Net assets end of period	$1,913,873	$7,896,306	$1,064,450	$245,847	$414,173	$2,205,082	$382,736	$2,492,854	$8,702,234	$903,678

[1] Contract unit transactions
Units Outstanding at December 31, 2013	26,457	249,711	6,956	15,533	15,212	77,295	10,361	71,818	46,494	28,344

Units Issued	154,241	352,795	120,766	20,578	60,343	213,537	39,993	130,368	874,090	69,451
Units Redeemed	(7,904)	(57,299)	(28,361)	(9,493)	(30,551)	(71,302)	(8,935)	(29,874)	(91,981)	(5,555)

Units Outstanding at December 31, 2014	172,794	545,207	99,361	26,618	45,004	219,530	41,419	172,312	828,603	92,240

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	Curian/Epoch Global Shareholder Yield Fund	Curian/FAMCO Flex Core Covered Call Fund	Curian/Franklin Templeton Frontier Markets Fund	Curian/Franklin Templeton Natural Resources Fund	Curian/Lazard International Strategic Equity Fund	Curian/Neuberger Berman Currency Fund	Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund(a)	Curian/Nicholas Convertible Arbitrage Fund	Curian/PIMCO Credit Income Fund	Curian/PineBridge Merger Arbitrage Fund
Operations
Net investment income (loss)	$(26,030)	$(70,699)	$21,388	$(17,852)	$(6,213)	$(6,803)	$(358)	$(6,567)	$(17,813)	$(49,051)
Net realized gain (loss) on investments	65,049	72,777	56,297	326,878	1,451	(697)	(205)	104,788	10,010	(6,076)
Net change in unrealized appreciation
(depreciation) on investments	63,200	531,658	(208,653)	(775,022)	(16,850)	21,388	(20,710)	(274,130)	103,975	(19,729)
Net increase (decrease) in net assets
from operations	102,219	533,736	(130,968)	(465,996)	(21,612)	13,888	(21,273)	(175,909)	96,172	(74,856)

Contract transactions [1]
Purchase payments (Note 4)	952,016	3,508,781	404,214	814,248	476,547	240,118	87,162	1,268,568	1,032,736	1,211,917
Surrenders and terminations	(215,147)	(246,781)	(16,285)	(65,720)	(2,251)	(22,075)	(1,516)	(174,686)	(109,380)	(243,656)
Transfers between Investment Divisions	154,274	270,822	105,695	11,016	161,748	(109,201)	61,786	1,753,121	456,303	(458,903)
Contract owner charges (Note 3)	(172)	(1,134)	(62)	(585)	(78)	(249)	(6)	(1,163)	(231)	(1,253)
Net increase (decrease) in net assets from
contract transactions	890,971	3,531,688	493,562	758,959	635,966	108,593	147,426	2,845,840	1,379,428	508,105

Net increase (decrease) in net assets	993,190	4,065,424	362,594	292,963	614,354	122,481	126,153	2,669,931	1,475,600	433,249

Net assets beginning of period	1,954,244	4,696,672	393,597	1,284,265	277,933	621,509	—	3,463,211	1,123,679	4,388,828

Net assets end of period	$2,947,434	$8,762,096	$756,191	$1,577,228	$892,287	$743,990	$126,153	$6,133,142	$2,599,279	$4,822,077

[1] Contract unit transactions
Units Outstanding at December 31, 2013	150,875	413,488	32,289	136,142	24,143	63,627	—	333,250	109,347	443,388

Units Issued	94,976	386,996	47,946	124,831	56,869	32,008	16,851	357,493	165,867	163,213
Units Redeemed	(29,083)	(84,177)	(6,546)	(48,137)	(1,569)	(21,161)	(438)	(87,998)	(37,816)	(111,297)

Units Outstanding at December 31, 2014	216,768	716,307	73,689	212,836	79,443	74,474	16,413	602,745	237,398	495,304

(a) Commencement of operations April 28, 2014.

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	Curian/Schroder Emerging Europe Fund	Curian/T. Rowe Price Capital Appreciation Fund	Curian/The Boston Company Equity Income Fund	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund(a)	Curian/UBS Global Long Short Fixed Income Opportunities Fund	Curian/Van Eck International Gold Fund	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A
Operations
Net investment income (loss)	$7,322	$1,350	$(33,057)	$(5,450)	$(8,524)	$(9,867)	$70,012	$499,444	$282,461	$222,847
Net realized gain (loss) on investments	(261)	98,640	182,738	(25,601)	(4,283)	(93,728)	2,380,872	5,040,252	5,905,057	2,320,440
Net change in unrealized appreciation
(depreciation) on investments	(83,710)	74,596	198,101	(9,467)	(38,535)	(168,725)	(1,073,744)	(2,851,725)	(3,279,547)	(2,117,951)
Net increase (decrease) in net assets
from operations	(76,649)	174,586	347,782	(40,518)	(51,342)	(272,320)	1,377,140	2,687,971	2,907,971	425,336

Contract transactions [1]
Purchase payments (Note 4)	266,680	2,342,849	1,650,271	94,303	521,818	693,160	13,236,479	10,846,097	16,963,068	13,101,801
Surrenders and terminations	(3,542)	(54,710)	(130,955)	(12,221)	(28,001)	(50,262)	(1,039,622)	(3,817,561)	(3,901,566)	(3,794,575)
Transfers between Investment Divisions	71,537	547,615	2,551	(1,714,567)	160,741	283,755	1,743,377	1,190,069	(459,090)	131,149
Contract owner charges (Note 3)	(18)	(63)	(247)	(64)	(177)	(830)	(453,534)	(837,829)	(954,903)	(885,469)
Net increase (decrease) in net assets from
contract transactions	334,657	2,835,691	1,521,620	(1,632,549)	654,381	925,823	13,486,700	7,380,776	11,647,509	8,552,906

Net increase (decrease) in net assets	258,008	3,010,277	1,869,402	(1,673,067)	603,039	653,503	14,863,840	10,068,747	14,555,480	8,978,242

Net assets beginning of period	58,694	530,080	2,481,389	1,673,067	469,437	672,280	32,238,285	69,637,375	78,307,028	74,334,714

Net assets end of period	$316,702	$3,540,357	$4,350,791	$—	$1,072,476	$1,325,783	$47,102,125	$79,706,122	$92,862,508	$83,312,956

[1] Contract unit transactions
Units Outstanding at December 31, 2013	5,682	50,434	170,546	169,371	47,469	144,980	2,848,937	5,610,401	6,488,258	4,503,119

Units Issued	37,286	280,223	132,330	10,557	83,708	287,095	1,585,535	1,204,623	1,697,059	930,421
Units Redeemed	(405)	(25,955)	(30,894)	(179,928)	(16,537)	(124,145)	(410,680)	(627,029)	(753,939)	(420,230)

Units Outstanding at December 31, 2014	42,563	304,702	271,982	—	114,640	307,930	4,023,792	6,187,995	7,431,378	5,013,310

(a) The period is from January 1, 2014 through the date the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund was acquired by Curian/Nicholas Convertible Arbitrage Fund on April 28, 2014.

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL Institutional Alt 35 Fund - A	JNL Institutional Alt 50 Fund - A	JNL Institutional Alt 65 Fund - A	JNL/ AllianceBernstein Dynamic Asset Allocation Fund - A (a)	JNL/American Funds Balanced Allocation Fund - A	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A	JNL/American Funds Growth Allocation Fund - A	JNL/American Funds Growth-Income Fund - A
Operations
Net investment income (loss)	$52,988	$(9,308)	$(19,344)	$3,326	$(173,966)	$(307,285)	$(401,400)	$(305,651)	$(183,427)	$(808,799)
Net realized gain (loss) on investments	2,561,454	3,103,637	701,019	9,455	452,623	3,172,279	123,939	967,917	323,532	4,349,301
Net change in unrealized appreciation
(depreciation) on investments	(2,345,356)	(2,968,486)	(639,873)	(7,236)	424,260	8,718,162	(7,062)	(712,660)	378,295	5,082,872
Net increase (decrease) in net assets
from operations	269,086	125,843	41,802	5,545	702,917	11,583,156	(284,523)	(50,394)	518,400	8,623,374

Contract transactions [1]
Purchase payments (Note 4)	10,197,594	17,328,721	—	810,626	13,634,646	29,331,648	3,687,341	3,944,904	12,279,310	36,351,381
Surrenders and terminations	(2,408,499)	(4,554,475)	(1,208,728)	(9,069)	(754,851)	(3,131,936)	(1,038,241)	(683,885)	(470,279)	(4,105,852)
Transfers between Investment Divisions	(5,045,205)	(2,153,627)	(1,864,032)	768,628	4,247,066	21,374,961	2,146,277	314,547	2,332,929	6,149,231
Contract owner charges (Note 3)	(1,100,377)	(1,416,738)	(219,695)	—	(348,855)	(1,078,793)	(306,598)	(255,642)	(268,200)	(1,113,578)
Net increase (decrease) in net assets from
contract transactions	1,643,513	9,203,881	(3,292,455)	1,570,185	16,778,006	46,495,880	4,488,779	3,319,924	13,873,760	37,281,182

Net increase (decrease) in net assets	1,912,599	9,329,724	(3,250,653)	1,575,730	17,480,923	58,079,036	4,204,256	3,269,530	14,392,160	45,904,556

Net assets beginning of period	93,592,456	114,336,794	18,920,611	—	22,787,689	69,306,102	21,682,808	20,366,879	15,515,804	82,479,818

Net assets end of period	$95,505,055	$123,666,518	$15,669,958	$1,575,730	$40,268,612	$127,385,138	$25,887,064	$23,636,409	$29,907,964	$128,384,374

[1] Contract unit transactions
Units Outstanding at December 31, 2013	5,536,168	6,768,005	1,096,149	—	1,948,342	4,763,140	2,054,439	1,592,192	1,262,317	5,490,030

Units Issued	806,273	1,336,224	17,178	155,420	1,668,151	3,477,946	1,112,676	538,162	1,256,399	2,986,235
Units Redeemed	(712,556)	(803,369)	(206,197)	(936)	(262,561)	(493,898)	(704,973)	(286,483)	(143,491)	(614,018)

Units Outstanding at December 31, 2014	5,629,885	7,300,860	907,130	154,484	3,353,932	7,747,188	2,462,142	1,843,871	2,375,225	7,862,247
(a) Commencement of operations April 28, 2014.

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Commodity Securities Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A (a)	JNL/Brookfield Global Infrastructure and MLP Fund - A	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A
Operations
Net investment income (loss)	$(276,909)	$(243,116)	$95,820	$(835,180)	$(1,489,165)	$(569,302)	$(297)	$(341,106)	$(159,673)	$(114,421)
Net realized gain (loss) on investments	783,322	628,367	368,842	856,701	8,734,525	4,072,692	2	4,568,898	720,248	545,909
Net change in unrealized appreciation
(depreciation) on investments	(2,242,465)	(4,006,915)	68,860	(8,889,762)	(6,170,320)	(799,857)	(334)	(4,061,828)	(811,640)	(319,490)
Net increase (decrease) in net assets
from operations	(1,736,052)	(3,621,664)	533,522	(8,868,241)	1,075,040	2,703,533	(629)	165,964	(251,065)	111,998

Contract transactions [1]
Purchase payments (Note 4)	8,491,983	6,781,512	1,729,241	7,475,593	42,794,852	6,566,539	258,647	22,865,274	1,247,112	977,652
Surrenders and terminations	(912,061)	(770,100)	(141,861)	(2,324,938)	(4,591,070)	(2,458,080)	—	(2,071,613)	(1,582,734)	(840,002)
Transfers between Investment Divisions	2,431,489	3,318,135	(635,214)	1,000,542	258,284	850,285	15,339	18,417,322	(535,818)	(309,646)
Contract owner charges (Note 3)	(377,395)	(377,210)	(2,222)	(540,727)	(1,725,319)	(338,845)	—	(422,400)	(193,513)	(139,629)
Net increase (decrease) in net assets from
contract transactions	9,634,016	8,952,337	949,944	5,610,470	36,736,747	4,619,899	273,986	38,788,583	(1,064,953)	(311,625)

Net increase (decrease) in net assets	7,897,964	5,330,673	1,483,466	(3,257,771)	37,811,787	7,323,432	273,357	38,954,547	(1,316,018)	(199,627)

Net assets beginning of period	29,625,793	29,109,610	5,105,813	50,905,577	112,382,090	32,978,572	—	28,525,855	23,593,233	14,612,608

Net assets end of period	$37,523,757	$34,440,283	$6,589,279	$47,647,806	$150,193,877	$40,302,004	$273,357	$67,480,402	$22,277,215	$14,412,981

[1] Contract unit transactions
Units Outstanding at December 31, 2013	2,376,531	2,436,051	489,160	4,647,806	9,464,717	956,665	—	1,935,335	1,717,113	463,383

Units Issued	1,025,020	978,774	226,669	1,193,360	8,277,373	266,035	27,802	3,914,904	210,615	50,291
Units Redeemed	(251,507)	(224,882)	(131,449)	(697,484)	(5,145,839)	(153,006)	—	(1,523,831)	(292,031)	(65,335)

Units Outstanding at December 31, 2014	3,150,044	3,189,943	584,380	5,143,682	12,596,251	1,069,694	27,802	4,326,408	1,635,697	448,339
(a) Commencement of operations September 15, 2014.

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/DFA U.S. Core Equity Fund - A	JNL/Eagle SmallCap Equity Fund - A	JNL/Eastspring Investments Asia ex-Japan Fund - A	JNL/Eastspring Investments China-India Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A
Operations
Net investment income (loss)	$(247,234)	$(1,159,219)	$(57,453)	$(183,529)	$82,749	$(222,854)	$891,316	$2,661,932	$(154,864)	$(319,747)
Net realized gain (loss) on investments	971,542	10,150,718	17,745	317,074	4,040,738	1,215,415	139,350	3,073,756	1,846,237	3,110,559
Net change in unrealized appreciation
(depreciation) on investments	1,490,043	(7,904,590)	444,621	2,567,625	(3,360,432)	(2,274,238)	(1,822,137)	(4,897,549)	(4,471,713)	(525,520)
Net increase (decrease) in net assets
from operations	2,214,351	1,086,909	404,913	2,701,170	763,055	(1,281,677)	(791,471)	838,139	(2,780,340)	2,265,292

Contract transactions [1]
Purchase payments (Note 4)	7,971,844	12,769,741	1,839,745	2,901,023	13,274,837	4,728,958	11,079,501	38,178,816	5,509,183	5,889,660
Surrenders and terminations	(786,028)	(2,945,714)	(407,241)	(932,527)	(6,722,904)	(1,228,012)	(1,048,100)	(7,719,019)	(786,758)	(1,785,392)
Transfers between Investment Divisions	2,759,335	(8,074,682)	198,420	2,601,297	184,210	1,299,722	2,360,415	7,810,447	2,824,607	(442,151)
Contract owner charges (Note 3)	(258,094)	(763,401)	(125,041)	(303,188)	(972,198)	(313,827)	(279,060)	(1,368,789)	(228,509)	(456,702)
Net increase (decrease) in net assets from
contract transactions	9,687,057	985,944	1,505,883	4,266,605	5,763,945	4,486,841	12,112,756	36,901,455	7,318,523	3,205,415

Net increase (decrease) in net assets	11,901,408	2,072,853	1,910,796	6,967,775	6,527,000	3,205,164	11,321,285	37,739,594	4,538,183	5,470,707

Net assets beginning of period	20,879,897	71,984,277	10,588,827	25,156,198	90,995,634	26,199,588	28,987,682	115,313,082	20,155,207	40,021,738

Net assets end of period	$32,781,305	$74,057,130	$12,499,623	$32,123,973	$97,522,634	$29,404,752	$40,308,967	$153,052,676	$24,693,390	$45,492,445

[1] Contract unit transactions
Units Outstanding at December 31, 2013	877,336	1,909,937	1,295,796	3,536,860	7,740,597	2,334,934	2,434,684	8,409,258	1,837,439	3,498,683

Units Issued	509,554	486,811	436,811	1,877,573	1,550,015	783,977	1,405,854	3,794,422	911,067	907,912
Units Redeemed	(129,035)	(463,342)	(264,686)	(1,294,427)	(1,091,560)	(394,805)	(392,356)	(1,246,080)	(229,719)	(640,574)

Units Outstanding at December 31, 2014	1,257,855	1,933,406	1,467,921	4,120,006	8,199,052	2,724,106	3,448,182	10,957,600	2,518,787	3,766,021

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/Franklin Templeton Small Cap Value Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A	JNL/Invesco Large Cap Growth Fund - A	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A
Operations
Net investment income (loss)	$(475,478)	$379,917	$27,570	$(352,819)	$(257,266)	$(114,630)	$(153,208)	$(554,046)	$(337,947)	$(663,016)
Net realized gain (loss) on investments	5,541,381	(298,713)	(157,433)	9,790,683	2,866,123	3,886,737	1,125,070	8,632,168	1,603,386	3,332,739
Net change in unrealized appreciation
(depreciation) on investments	(5,576,117)	1,681,904	(737,723)	(3,738,626)	(554,928)	2,604,968	(1,640,217)	(5,590,934)	527,777	138,013
Net increase (decrease) in net assets
from operations	(510,214)	1,763,108	(867,586)	5,699,238	2,053,929	6,377,075	(668,355)	2,487,188	1,793,216	2,807,736

Contract transactions [1]
Purchase payments (Note 4)	8,972,099	6,954,468	646,930	9,543,809	3,632,438	13,065,470	10,217,400	6,272,021	3,122,557	11,528,450
Surrenders and terminations	(1,587,625)	(2,235,184)	(809,650)	(1,802,403)	(585,666)	(2,364,624)	(2,214,247)	(1,746,842)	(1,237,520)	(1,989,093)
Transfers between Investment Divisions	4,855,147	8,749,288	(986,499)	8,826,744	14,429,543	2,176,029	3,263,172	1,639,192	(1,096,967)	9,364,529
Contract owner charges (Note 3)	(425,991)	(426,918)	(153,479)	(556,514)	(193,155)	(517,658)	(348,451)	(359,912)	(212,642)	(400,264)
Net increase (decrease) in net assets from
contract transactions	11,813,630	13,041,654	(1,302,698)	16,011,636	17,283,160	12,359,217	10,917,874	5,804,459	575,428	18,503,622

Net increase (decrease) in net assets	11,303,416	14,804,762	(2,170,284)	21,710,874	19,337,089	18,736,292	10,249,519	8,291,647	2,368,644	21,311,358

Net assets beginning of period	36,575,230	44,744,416	15,019,823	42,938,983	11,685,500	44,391,369	33,599,616	33,216,292	23,525,533	31,744,953

Net assets end of period	$47,878,646	$59,549,178	$12,849,539	$64,649,857	$31,022,589	$63,127,661	$43,849,135	$41,507,939	$25,894,177	$53,056,311

[1] Contract unit transactions
Units Outstanding at December 31, 2013	1,972,713	1,861,828	1,115,866	2,352,985	990,086	3,035,405	1,686,946	1,923,749	946,507	1,338,469

Units Issued	883,709	727,740	102,893	1,119,554	1,511,590	1,979,970	796,966	620,207	166,554	980,675
Units Redeemed	(248,877)	(207,836)	(201,580)	(294,197)	(149,388)	(1,216,594)	(271,149)	(291,152)	(147,336)	(224,080)

Units Outstanding at December 31, 2014	2,607,545	2,381,732	1,017,179	3,178,342	2,352,288	3,798,781	2,212,763	2,252,804	965,725	2,095,064

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/Ivy Asset Strategy Fund - A	JNL/JPMorgan International Value Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/M&G Global Basics Fund - A (a)	JNL/MC 10 x 10 Fund - A	JNL/MC 25 Fund - A	JNL/MC Bond Index Fund - A	JNL/MC Communications Sector Fund - A
Operations
Net investment income (loss)	$(571,009)	$144,556	$(615,725)	$592,547	$43,404	$(17,470)	$99,002	$191,340	$675,371	$153,483
Net realized gain (loss) on investments	15,755,313	169,757	6,198,966	(63,702)	918,613	(32,827)	3,574,643	8,201,780	443,425	426,822
Net change in unrealized appreciation
(depreciation) on investments	(22,452,743)	(4,356,655)	(1,880,872)	878,646	(3,386,936)	25,676	(897,796)	(8,096,477)	249,159	(165,751)
Net increase (decrease) in net assets
from operations	(7,268,439)	(4,042,342)	3,702,369	1,407,491	(2,424,919)	(24,621)	2,775,849	296,643	1,367,955	414,554

Contract transactions [1]
Purchase payments (Note 4)	21,035,846	5,634,624	11,602,581	5,444,332	1,783,354	41,261	3,628,522	6,490,637	7,828,189	2,791,493
Surrenders and terminations	(3,903,467)	(1,959,789)	(1,965,106)	(2,673,632)	(2,212,985)	(40,198)	(1,719,021)	(3,290,331)	(3,127,637)	(421,129)
Transfers between Investment Divisions	(5,244,887)	788,203	6,607,261	472,631	(2,365,555)	(3,775,541)	(2,306,440)	(10,077,607)	2,406,176	15,495
Contract owner charges (Note 3)	(1,347,796)	(307,558)	(364,975)	(359,946)	(366,713)	(10,743)	(417,058)	(426,381)	(279,895)	(113,718)
Net increase (decrease) in net assets from
contract transactions	10,539,696	4,155,480	15,879,761	2,883,385	(3,161,899)	(3,785,221)	(813,997)	(7,303,682)	6,826,833	2,272,141

Net increase (decrease) in net assets	3,271,257	113,138	19,582,130	4,290,876	(5,586,818)	(3,809,842)	1,961,852	(7,007,039)	8,194,788	2,686,695

Net assets beginning of period	122,561,324	31,060,459	30,655,565	34,446,248	38,740,689	3,809,842	41,074,281	48,339,958	32,591,913	9,606,125

Net assets end of period	$125,832,581	$31,173,597	$50,237,695	$38,737,124	$33,153,871	$—	$43,036,133	$41,332,919	$40,786,701	12,292,820

[1] Contract unit transactions
Units Outstanding at December 31, 2013	8,544,915	2,046,062	900,243	1,782,102	2,894,431	273,836	3,422,839	2,085,394	2,413,180	1,310,565

Units Issued	5,315,048	585,275	602,176	1,161,881	213,243	7,685	499,654	385,324	884,967	686,242
Units Redeemed	(4,582,899)	(308,926)	(190,934)	(1,017,578)	(462,087)	(281,521)	(559,122)	(705,116)	(409,773)	(388,763)

Units Outstanding at December 31, 2014	9,277,064	2,322,411	1,311,485	1,926,405	2,645,587	—	3,363,371	1,765,602	2,888,374	1,608,044

(a) The period is from January 1, 2014 through the date the JNL/M&G Global Basics Fund was acquired by JNL/Oppenheimer Global Growth Fund on April 28, 2014.

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Financial Sector Fund - A	JNL/MC Global Alpha Fund - A	JNL/MC Healthcare Sector Fund - A	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC JNL 5 Fund - A
Operations
Net investment income (loss)	$(260,628)	$(37,479)	$(50,809)	$(14,418)	$(204,811)	$280,141	$(899,713)	$(139,626)	$1,116,375	$1,046,128
Net realized gain (loss) on investments	3,394,392	873,116	559,314	376,017	4,127,577	(43,327)	5,886,659	5,749,969	904,550	11,768,632
Net change in unrealized appreciation
(depreciation) on investments	(789,008)	(683,517)	(2,088,443)	(1,719,499)	(337,313)	(312,598)	14,856,533	(3,216,079)	(7,072,691)	9,703,803
Net increase (decrease) in net assets
from operations	2,344,756	152,120	(1,579,938)	(1,357,900)	3,585,453	(75,784)	19,843,479	2,394,264	(5,051,766)	22,518,563

Contract transactions [1]
Purchase payments (Note 4)	6,701,433	1,817,471	11,436,111	7,412,047	9,295,200	387,127	30,075,042	8,285,467	11,304,259	8,525,184
Surrenders and terminations	(1,370,064)	(107,225)	(466,945)	(291,093)	(1,308,118)	(78,123)	(4,847,266)	(3,165,277)	(3,904,391)	(30,809,317)
Transfers between Investment Divisions	(4,384,957)	425,830	2,075,689	3,185,613	(5,419,715)	(381,538)	24,144,481	(2,097,180)	10,323,306	(10,333,060)
Contract owner charges (Note 3)	(241,353)	(38,767)	(254,056)	(116,395)	(324,541)	(15,862)	(891,702)	(685,483)	(479,194)	(1,624,063)
Net increase (decrease) in net assets from
contract transactions	705,059	2,097,309	12,790,799	10,190,172	2,242,826	(88,396)	48,480,555	2,337,527	17,243,980	(34,241,256)

Net increase (decrease) in net assets	3,049,815	2,249,429	11,210,861	8,832,272	5,828,279	(164,180)	68,324,034	4,731,791	12,192,214	(11,722,693)

Net assets beginning of period	27,062,547	2,305,070	16,398,947	5,019,850	33,961,964	3,192,762	64,183,355	65,058,769	49,445,889	262,163,588

Net assets end of period	$30,112,362	$4,554,499	$27,609,808	$13,852,122	$39,790,243	$3,028,582	$132,507,389	$69,790,560	$61,638,103	$250,440,895

[1] Contract unit transactions
Units Outstanding at December 31, 2013	1,352,547	166,561	1,661,210	333,153	3,233,838	324,002	3,136,359	5,169,574	2,704,702	16,406,963

Units Issued	518,604	231,788	2,832,562	2,482,755	1,539,265	52,015	2,604,766	871,814	1,404,282	790,028
Units Redeemed	(496,058)	(85,838)	(1,546,297)	(1,852,813)	(1,412,292)	(61,159)	(504,904)	(699,238)	(477,854)	(2,917,961)

Units Outstanding at December 31, 2014	1,375,093	312,511	2,947,475	963,095	3,360,811	314,858	5,236,221	5,342,150	3,631,130	14,279,030

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/MC JNL Optimized 5 Fund - A	JNL/MC Nasdaq 25 Fund - A	JNL/MC NYSE International 25 Fund - A (a)	JNL/MC Oil & Gas Sector Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Small Cap Index Fund - A
Operations
Net investment income (loss)	$116,386	$(380,216)	$41,167	$(231,759)	$85,963	$(28,169)	$(526,466)	$(316,464)	$(129,599)	$(419,713)
Net realized gain (loss) on investments	2,220,537	4,488,874	804,230	3,259,458	482,366	764,692	10,119,733	14,417,015	2,382,729	3,887,339
Net change in unrealized appreciation
(depreciation) on investments	(490,828)	496,114	(273,136)	(13,571,029)	(587,083)	(551,933)	(3,368,786)	8,243,388	(1,992,144)	(1,167,019)
Net increase (decrease) in net assets
from operations	1,846,095	4,604,772	572,261	(10,543,330)	(18,754)	184,590	6,224,481	22,343,939	260,986	2,300,607

Contract transactions [1]
Purchase payments (Note 4)	2,189,503	7,681,185	1,222,359	17,597,444	2,567,249	1,227,357	18,967,527	49,313,318	3,698,198	13,675,239
Surrenders and terminations	(3,162,815)	(1,976,457)	(231,699)	(3,549,676)	(265,075)	(186,579)	(5,144,906)	(14,176,528)	(1,220,457)	(5,982,660)
Transfers between Investment Divisions	(2,070,210)	14,621,974	(8,204,999)	5,989,890	252,902	101,939	(3,325,052)	(1,179,498)	2,961,268	(7,163,295)
Contract owner charges (Note 3)	(329,085)	(246,857)	(48,419)	(732,950)	(81,448)	(38,954)	(747,768)	(2,040,229)	(141,648)	(597,609)
Net increase (decrease) in net assets from
contract transactions	(3,372,607)	20,079,845	(7,262,758)	19,304,708	2,473,628	1,103,763	9,749,801	31,917,063	5,297,361	(68,325)

Net increase (decrease) in net assets	(1,526,512)	24,684,617	(6,690,497)	8,761,378	2,454,874	1,288,353	15,974,282	54,261,002	5,558,347	2,232,282

Net assets beginning of period	36,911,223	19,931,655	6,690,497	62,862,752	6,356,066	3,874,397	75,340,340	205,436,440	13,174,064	72,482,105

Net assets end of period	$35,384,711	$44,616,272	$—	$71,624,130	$8,810,940	$5,162,750	$91,314,622	$259,697,442	18,732,411	$74,714,387

[1] Contract unit transactions
Units Outstanding at December 31, 2013	2,957,811	1,086,095	813,885	1,567,051	413,562	256,779	3,105,158	12,933,827	837,119	3,306,032

Units Issued	299,112	1,416,226	191,453	795,632	447,517	137,736	1,327,967	5,281,979	566,415	958,537
Units Redeemed	(568,416)	(422,338)	(1,005,338)	(350,783)	(298,942)	(63,941)	(950,791)	(3,612,141)	(235,800)	(978,387)

Units Outstanding at December 31, 2014	2,688,507	2,079,983	—	2,011,900	562,137	330,574	3,482,334	14,603,665	1,167,734	3,286,182

(a) The period is from January 1, 2014 through the date the JNL/MC NYSE International 25 Fund was acquired by JNL/MC International Index Fund on September 15, 2014.

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/MC Technology Sector Fund - A	JNL/MC Utilities Sector Fund - A	JNL/MC Value Line 30 Fund - A	JNL/MMRS Conservative Fund - A (a)	JNL/MMRS Growth Fund - A (a)	JNL/MMRS Moderate Fund - A (a)	JNL/Morgan Stanley Mid Cap Growth Fund - A	JNL/Neuberger Berman Strategic Income Fund - A	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A
Operations
Net investment income (loss)	$(511,097)	$(15,512)	$(459,129)	$(10,505)	$(597)	$(1,589)	$(86,312)	$(119,733)	$(526,861)	$(678,249)
Net realized gain (loss) on investments	4,151,094	40,195	1,937,803	296	4	28	176,963	223,084	3,004,165	(3,267,767)
Net change in unrealized appreciation
(depreciation) on investments	6,069,433	311,638	(456,516)	45,694	758	8,754	(185,096)	394,381	(2,305,287)	5,159,062
Net increase (decrease) in net assets
from operations	9,709,430	336,321	1,022,158	35,485	165	7,193	(94,445)	497,732	172,017	1,213,046

Contract transactions [1]
Purchase payments (Note 4)	18,094,547	1,376,445	3,450,927	711,010	108,230	510,782	3,356,600	8,766,615	8,192,736	11,231,396
Surrenders and terminations	(2,428,409)	(24,248)	(3,687,889)	(5,444)	(268)	(2,324)	(106,008)	(681,821)	(2,708,021)	(4,803,202)
Transfers between Investment Divisions	1,791,335	1,181,558	6,067,078	1,106,809	59,437	164,702	202,349	11,945,675	3,987,752	(4,958,568)
Contract owner charges (Note 3)	(560,588)	(342)	(229,194)	—	(6)	—	(62,201)	(185,813)	(509,943)	(851,065)
Net increase (decrease) in net assets from
contract transactions	16,896,885	2,533,413	5,600,922	1,812,375	167,393	673,160	3,390,740	19,844,656	8,962,524	618,561

Net increase (decrease) in net assets	26,606,315	2,869,734	6,623,080	1,847,860	167,558	680,353	3,296,295	20,342,388	9,134,541	1,831,607

Net assets beginning of period	46,277,000	270,870	29,080,163	—	—	—	3,787,454	10,544,021	47,210,448	80,705,268

Net assets end of period	$72,883,315	$3,140,604	$35,703,243	$1,847,860	$167,558	$680,353	$7,083,749	$30,886,409	$56,344,989	$82,536,875

[1] Contract unit transactions
Units Outstanding at December 31, 2013	5,052,966	28,418	2,153,751	—	—	—	294,384	1,027,752	2,570,761	6,059,082

Units Issued	3,032,760	288,119	1,372,776	178,129	16,201	65,751	391,287	2,286,765	925,247	1,192,569
Units Redeemed	(1,405,078)	(52,705)	(1,047,033)	(576)	(34)	(251)	(124,099)	(400,792)	(438,685)	(1,165,889)

Units Outstanding at December 31, 2014	6,680,648	263,832	2,479,494	177,553	16,167	65,500	561,572	2,913,725	3,057,323	6,085,762

(a) Commencement of operations April 28, 2014.

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A
Operations
Net investment income (loss)	$4,350,189	$814,721	$4,773,009	$(116,829)	$(119,442)	$309,338	$1,433,863	$2,240,608	$(439,121)	$(86,989)
Net realized gain (loss) on investments	1,050,624	385,212	2,554,066	1,443,505	2,035,558	392,987	1,644,628	18,741,836	5,292,952	12,256,145
Net change in unrealized appreciation
(depreciation) on investments	208,600	(2,281,058)	(9,290,846)	(114,521)	(1,434,685)	200,106	(3,329,099)	10,551,770	(1,803,777)	4,749,478
Net increase (decrease) in net assets
from operations	5,609,413	(1,081,125)	(1,963,771)	1,212,155	481,431	902,431	(250,608)	31,534,214	3,050,054	16,918,634

Contract transactions [1]
Purchase payments (Note 4)	31,652,831	34,207,025	24,982,008	4,488,261	2,549,456	1,114,714	5,451,849	93,974,944	7,328,727	23,762,784
Surrenders and terminations	(14,013,641)	(2,802,818)	(7,397,172)	(489,797)	(286,718)	(489,554)	(789,899)	(9,730,588)	(2,082,165)	(8,289,475)
Transfers between Investment Divisions	(27,785,703)	(7,029,598)	3,014,726	1,385,184	898,240	555,342	(1,890,038)	33,344,147	2,991,383	21,463,857
Contract owner charges (Note 3)	(2,426,745)	(533,905)	(840,475)	(143,586)	(111,427)	(74,226)	(166,503)	(2,207,800)	(368,870)	(1,617,607)
Net increase (decrease) in net assets from
contract transactions	(12,573,258)	23,840,704	19,759,087	5,240,062	3,049,551	1,106,276	2,605,409	115,380,703	7,869,075	35,319,559

Net increase (decrease) in net assets	(6,963,845)	22,759,579	17,795,316	6,452,217	3,530,982	2,008,707	2,354,801	146,914,917	10,919,129	52,238,193

Net assets beginning of period	241,408,325	55,347,433	89,002,921	10,912,731	8,595,503	7,681,663	22,470,891	167,199,646	32,333,403	129,777,040

Net assets end of period	$234,444,480	$78,107,012	$106,798,237	$17,364,948	$12,126,485	$9,690,370	$24,825,692	$314,114,563	$43,252,532	$182,015,233

[1] Contract unit transactions
Units Outstanding at December 31, 2013	12,715,325	5,104,399	4,627,959	718,883	573,227	338,830	1,516,043	9,460,890	1,696,371	8,150,476

Units Issued	2,027,345	3,690,874	2,077,104	496,535	341,670	89,705	456,425	9,389,388	1,032,694	3,379,990
Units Redeemed	(2,720,925)	(1,521,459)	(1,129,294)	(169,159)	(139,535)	(54,363)	(292,538)	(3,115,967)	(636,725)	(1,330,460)

Units Outstanding at December 31, 2014	12,021,745	7,273,814	5,575,769	1,046,259	775,362	374,172	1,679,930	15,734,311	2,092,340	10,200,006

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/S&P International 5 Fund - A (b)	JNL/S&P Intrinsic Value Fund - A	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A (a)	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A (a)
Operations
Net investment income (loss)	$(127)	$(309,658)	$(1,429,598)	$(1,840,493)	$(3,238,244)	$(3,787,563)	$(5,602,537)	$(12,506)	$(129,991)	$(5,561)
Net realized gain (loss) on investments	1	8,344,927	16,042,483	4,103,570	16,200,081	9,487,904	17,273,922	17,389	4,969,957	(280)
Net change in unrealized appreciation
(depreciation) on investments	(118)	(1,260,618)	(9,049,202)	(141,373)	(565,118)	644,396	411,793	193,137	(1,667,905)	(31,250)
Net increase (decrease) in net assets
from operations	(244)	6,774,651	5,563,683	2,121,704	12,396,719	6,344,737	12,083,178	198,020	3,172,061	(37,091)

Contract transactions [1]
Purchase payments (Note 4)	103,064	12,458,656	26,004,201	17,604,750	47,526,421	44,302,628	65,030,567	1,912,487	7,535,700	1,508,834
Surrenders and terminations	(55)	(1,378,124)	(10,767,353)	(13,155,255)	(18,052,902)	(19,314,628)	(23,444,626)	(104,006)	(1,073,424)	(15,136)
Transfers between Investment Divisions	39,009	6,108,098	(5,224,301)	(2,643,768)	2,513,960	(773,653)	1,681,590	1,467,030	6,434,039	310,277
Contract owner charges (Note 3)	—	(385,587)	(1,159,246)	(1,590,232)	(3,147,683)	(3,058,721)	(4,420,722)	(5,572)	(235,249)	(13)
Net increase (decrease) in net assets from
contract transactions	142,018	16,803,043	8,853,301	215,495	28,839,796	21,155,626	38,846,809	3,269,939	12,661,066	1,803,962

Net increase (decrease) in net assets	141,774	23,577,694	14,416,984	2,337,199	41,236,515	27,500,363	50,929,987	3,467,959	15,833,127	1,766,871

Net assets beginning of period	—	36,297,578	121,397,872	143,688,716	298,546,716	264,135,441	403,506,136	—	17,480,212	—

Net assets end of period	$141,774	$59,875,272	$135,814,856	$146,025,915	$339,783,231	$291,635,804	$454,436,123	$3,467,959	$33,313,339	$1,766,871

[1] Contract unit transactions
Units Outstanding at December 31, 2013	—	1,915,848	6,367,009	10,837,076	15,339,809	18,061,803	21,809,099	—	1,080,078	—

Units Issued	15,043	1,577,231	4,189,393	1,995,753	3,051,964	3,729,482	4,386,581	330,790	1,055,707	186,899
Units Redeemed	(12)	(773,528)	(3,782,435)	(2,000,183)	(1,611,006)	(2,334,009)	(2,387,535)	(24,133)	(335,581)	(1,917)

Units Outstanding at December 31, 2014	15,031	2,719,551	6,773,967	10,832,646	16,780,767	19,457,276	23,808,145	306,657	1,800,204	184,982
(a) Commencement of operations April 28, 2014.
(b) Commencement of operations September 15, 2014.

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/T. Rowe Price Established Growth Fund - A	JNL/T. Rowe Price Mid-Cap Growth Fund - A	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A
Operations
Net investment income (loss)	$(2,440,514)	$(2,048,504)	$(179,399)	$(650,121)	$(267,115)	$(866,360)	$(60,010)
Net realized gain (loss) on investments	23,921,405	17,621,948	(117,776)	8,981,744	10,936,987	795	4,028,661
Net change in unrealized appreciation
(depreciation) on investments	(10,446,721)	31,543	(239,570)	1,135,322	3,114,356	—	124,342
Net increase (decrease) in net assets
from operations	11,034,170	15,604,987	(536,745)	9,466,945	13,784,228	(865,565)	4,092,993

Contract transactions [1]
Purchase payments (Note 4)	23,747,877	21,666,415	19,244,660	19,049,472	39,822,584	88,275,498	5,252,240
Surrenders and terminations	(9,068,439)	(8,719,444)	(2,655,816)	(5,932,936)	(9,127,438)	(9,590,609)	(2,795,243)
Transfers between Investment Divisions	(5,353,159)	4,300,100	(13,129,706)	2,831,009	26,285,725	(68,316,644)	(2,749,786)
Contract owner charges (Note 3)	(1,443,022)	(1,392,396)	(421,949)	(715,674)	(1,653,729)	(497,699)	(412,145)
Net increase (decrease) in net assets from
contract transactions	7,883,257	15,854,675	3,037,189	15,231,871	55,327,142	9,870,546	(704,934)

Net increase (decrease) in net assets	18,917,427	31,459,662	2,500,444	24,698,816	69,111,370	9,004,981	3,388,059

Net assets beginning of period	149,249,580	131,138,063	44,958,990	74,023,224	145,061,371	58,662,262	40,693,268

Net assets end of period	$168,167,007	$162,597,725	$47,459,434	$98,722,040	$214,172,741	$67,667,243	$44,081,327

[1] Contract unit transactions
Units Outstanding at December 31, 2013	3,368,176	1,919,321	4,321,767	3,345,378	3,995,355	4,817,097	1,448,278

Units Issued	742,363	432,689	2,389,494	1,244,543	1,957,749	10,056,532	270,788
Units Redeemed	(594,981)	(217,728)	(2,112,201)	(584,651)	(530,641)	(9,376,247)	(289,595)

Units Outstanding at December 31, 2014	3,515,558	2,134,282	4,599,060	4,005,270	5,422,463	5,497,382	1,429,471

See notes to financial statements.

JNLNY Separate Account I
Notes to Financial Statements
December 31, 2015

Note 1 - Organization

Jackson National Life Insurance Company of New York (“Jackson”) established JNLNY Separate Account I (the “Separate Account”) on September 12, 1997. The Separate Account commenced operations on November 27, 1998, and is a unit investment trust registered with the Securities Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended.

The Separate Account is a separate investment account of Jackson, its assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the contract owners, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained one-hundred seventy (170) Investment Divisions during 2015, but currently contains one-hundred forty-four (144) Investment Divisions as of December 31, 2015. These Investment Divisions each invested in shares of the following mutual funds (collectively, the “Funds”) during the year ended December 31, 2015:

Jackson Variable Series Trust
CG - Alt 100 Conservative Fund(1)(4)(10)
CG - Alt 100 Growth Fund(1)(4)(10)
CG - International Conservative Fund(1)(4)(10)
CG - International Growth Fund(1)(4)(10)
CG - International Moderate Fund(1)(4)(10)
CG - Institutional Alt 65 Fund(1)(4)(10)
CG - Multi-Strategy Income Fund(1)(4)(10)
CG - Tactical Maximum Growth Fund(1)(4)(10)
CG - Tactical Moderate Growth Fund(1)(4)(10)
Curian Dynamic Risk Advantage - Diversified Fund(1)(10)
Curian Dynamic Risk Advantage - Growth Fund(1)(10)
Curian Dynamic Risk Advantage - Income Fund(1)(10)
Curian/Aberdeen Latin America Fund(1)(10)
Curian/Ashmore Emerging Market Small Cap Equity Fund(1)(10)
Curian/Baring International Fixed Income Fund(1)(10)
Curian/CenterSquare International Real Estate Securities Fund(1)(10)
Curian/PineBridge Merger Arbitrage Fund(1)(10)
Curian/Schroder Emerging Europe Fund(1)(10)
Curian/UBS Global Long Short Fixed Income Opportunities Fund(1)(10)

JG - Alt 100 Fund(2)(5)(8)
JG - Conservative Fund(2)(5)(8)
JG - Equity 100 Fund(2)(5)(8)
JG - Equity Income Fund(2)(5)(8)(10)
JG - Fixed Income 100 Fund(2)(5)(8)
JG - Growth Fund(2)(5)(8)
JG - Interest Rate Opportunities Fund(2)(5)(8)
JG - Maximum Growth Fund(2)(5)(8)
JG - Moderate Fund(2)(5)(8)
JG - Moderate Growth Fund(2)(5)(8)
JG - Real Assets Fund(2)(5)(8)
JNL Tactical ETF Conservative Fund(8)
JNLTactical ETF Growth Fund(8)
JNLTactical ETF Moderate Fund(8)
JNL/American Funds Global Growth Fund(8)
JNL/American Funds Growth Fund(8)
JNL/AQR Risk Parity Fund(8)
JNL/BlackRock Global Long Short Credit Fund(8)
JNL/DFA U.S. Micro Cap Fund(8)

JNL/DoubleLine Total Return Fund(8)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund(8)
JNL/Epoch Global Shareholder Yield Fund(8)
JNL/FAMCO Flex Core Covered Call Fund(8)
JNL/Franklin Templeton Natural Resources Fund(8)(10)
JNL/Lazard International Strategic Equity Fund(8)
JNL/MC Frontier Markets 100 Index Fund(6)(8)
JNL/Neuberger Berman Currency Fund(8)
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund(8)
JNL/Nicholas Convertible Arbitrage Fund(8)
JNL/PIMCO Credit Income Fund(8)
JNL/PPM America Long Short Credit Fund(3)(8)
JNL/T. Rowe Price Capital Appreciation Fund(8)
JNL/The Boston Company Equity Income Fund(8)
JNL/The London Company Focused U.S. Equity Fund(8)
JNL/Van Eck International Gold Fund(8)
JNL/WCM Focused International Equity Fund(8)

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 1 - Organization (continued)

JNL® Series Trust
JNL Alt 65 Fund - A(2)(7)(9)
JNL Disciplined Growth Fund - A(2)(9)
JNL Disciplined Moderate Fund - A(2)(9)
JNL Disciplined Moderate Growth Fund - A(2)(9)
JNL Institutional Alt 20 Fund - A(2)(9)
JNL Institutional Alt 35 Fund - A(2)(9)
JNL Institutional Alt 50 Fund - A(2)(9)
JNL Multi-Manager Alternative Fund - A(9)
JNL Multi-Manager Small Cap Growth Fund - A(8)(9)
JNL Multi-Manager Small Cap Value Fund - A(8)(9)
JNL/AB Dynamic Asset Allocation Fund - A(9)
JNL/American Funds® Balanced Allocation Fund - A(2)(9)
JNL/American Funds Blue Chip Income and Growth Fund - A(9)
JNL/American Funds Global Bond Fund - A(9)
JNL/American Funds Global Small Capitalization Fund - A(9)
JNL/American Funds Growth-Income Fund - A(9)
JNL/American Funds Growth Allocation Fund - A(2)(9)
JNL/American Funds International Fund - A(9)
JNL/American Funds New World Fund - A(9)
JNL/AQR Managed Futures Strategy Fund - A(9)
JNL/BlackRock Global Allocation Fund - A(9)
JNL/BlackRock Large Cap Select Growth Fund - A(9)
JNL/BlackRock Natural Resources Fund - A(7)(9)
JNL/Boston Partners Global Long Short Equity Fund - A(9)
JNL/Brookfield Global Infrastructure and MLP Fund - A(9)
JNL/Capital Guardian Global Balanced Fund - A(9)
JNL/Capital Guardian Global Diversified Research Fund - A(9)
JNL/Causeway International Value Select Fund - A(8)(9)
JNL/DFA U.S. Core Equity Fund - A(9)
JNL/DoubleLine Shiller Enhanced CAPE Fund - A(9)
JNL/Eastspring Investments Asia ex-Japan Fund - A(3)(9)
JNL/Eastspring Investments China-India Fund - A(3)(9)
JNL/Franklin Templeton Founding Strategy Fund - A(2)(9)
JNL/Franklin Templeton Global Growth Fund - A(9)

JNL/Franklin Templeton Global Multisector Bond Fund - A(9)
JNL/Franklin Templeton Income Fund - A(9)
JNL/Franklin Templeton International Small Cap Growth Fund - A(9)
JNL/Franklin Templeton Mutual Shares Fund - A(9)
JNL/Goldman Sachs Core Plus Bond Fund - A(9)
JNL/Goldman Sachs Emerging Markets Debt Fund - A(9)
JNL/Goldman Sachs Mid Cap Value Fund - A(9)
JNL/Goldman Sachs U.S. Equity Flex Fund - A(9)
JNL/Harris Oakmark Global Equity Fund - A(9)
JNL/Invesco Global Real Estate Fund - A(9)
JNL/Invesco International Growth Fund - A(9)
JNL/Invesco Large Cap Growth Fund - A(9)
JNL/Invesco Mid Cap Value Fund - A(9)
JNL/Invesco Small Cap Growth Fund - A(9)
JNL/Ivy Asset Strategy Fund - A(9)
JNL/JPMorgan MidCap Growth Fund - A(9)
JNL/JPMorgan U.S. Government & Quality Bond Fund - A(9)
JNL/Lazard Emerging Markets Fund - A(9)
JNL/MC 10 x 10 Fund - A(2)(6)(9)
JNL/MC Bond Index Fund - A(6)(9)
JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A(6)(9)(10)
JNL/MC Emerging Markets Index Fund - A(6)(9)
JNL/MC European 30 Fund - A(6)(9)
JNL/MC Global Alpha Fund - A(6)(9)(10)
JNL/MC Index 5 Fund - A(2)(6)(9)
JNL/MC International Index Fund - A(6)(9)
JNL/MC Pacific Rim 30 Fund - A(6)(9)
JNL/MC S&P 400 MidCap Index Fund - A(6)(9)
JNL/MC S&P 500 Index Fund - A(6)(9)
JNL/MC Small Cap Index Fund - A(6)(9)
JNL/MC Utilities Sector Fund - A(6)(9)
JNL/MMRS Conservative Fund - A(9)
JNL/MMRS Growth Fund - A(9)
JNL/MMRS Moderate Fund - A(9)

JNL/Morgan Stanley Mid Cap Growth Fund - A(9)
JNL/Neuberger Berman Strategic Income Fund - A(9)
JNL/Oppenheimer Emerging Markets Innovator Fund - A(9)
JNL/Oppenheimer Global Growth Fund - A(9)
JNL/PIMCO Real Return Fund - A(9)
JNL/PIMCO Total Return Bond Fund - A(9)
JNL/PPM America Floating Rate Income Fund - A(3)(9)
JNL/PPM America High Yield Bond Fund - A(3)(9)
JNL/PPM America Mid Cap Value Fund - A(3)(9)
JNL/PPM America Small Cap Value Fund - A(3)(9)
JNL/PPM America Value Equity Fund - A(3)(9)
JNL/Red Rocks Listed Private Equity Fund - A(9)
JNL/S&P 4 Fund - A(2)(9)
JNL/S&P Competitive Advantage Fund - A(9)
JNL/S&P Dividend Income & Growth Fund - A(9)
JNL/S&P International 5 Fund - A(9)
JNL/S&P Intrinsic Value Fund - A(9)
JNL/S&P Managed Aggressive Growth Fund - A(9)
JNL/S&P Managed Conservative Fund - A(9)
JNL/S&P Managed Growth Fund - A(9)
JNL/S&P Managed Moderate Fund - A(9)
JNL/S&P Managed Moderate Growth Fund - A(9)
JNL/S&P Mid 3 Fund - A(9)
JNL/S&P Total Yield Fund - A(9)
JNL/Scout Unconstrained Bond Fund - A(9)
JNL/T. Rowe Price Established Growth Fund - A(9)
JNL/T. Rowe Price Mid-Cap Growth Fund - A(9)
JNL/T. Rowe Price Short-Term Bond Fund - A(9)
JNL/T. Rowe Price Value Fund - A(9)
JNL/Westchester Capital Event Driven Fund - A(9)
JNL/WMC Balanced Fund - A(9)
JNL/WMC Money Market Fund - A(9)
JNL/WMC Value Fund - A(9)

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 1 - Organization (continued)

JNL Variable Fund LLC
JNL/MC 25 Fund - A(6)(9)(10) JNL/MC Communications Sector Fund - A(6)(9)(11) JNL/MC Consumer Brands Sector Fund - A(6)(9) JNL/MC Financial Sector Fund - A(6)(9) JNL/MC Healthcare Sector Fund - A(6)(9)	JNL/MC JNL 5 Fund - A(6)(9) JNL/MC JNL Optimized 5 Fund - A(6)(9)(10) JNL/MC Nasdaq 25 Fund - A(6)(9) JNL/MC Oil & Gas Sector Fund - A(6)(9)	JNL/MC S&P 24 Fund - A(6)(9) JNL/MC S&P® SMid 60 Fund - A(6)(9) JNL/MC Technology Sector Fund - A(6)(9) JNL/MC Value Line 30 Fund - A(6)(9)(10)

JNL Investors Series Trust
JNL/PPM America Total Return Fund - A(3)(9)

Jackson National Asset Management, LLC (“JNAM”) serves as investment adviser for the Funds comprising the Jackson Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC and JNL Investors Series Trust. Prior to April 27, 2015, Curian Capital, LLC (“Curian”) served as investment advisor for the Funds comprising Curian Variable Series Trust. Curian Variable Series Trust was renamed Jackson Variable Series Trust effective April 27, 2015. Both JNAM and Curian are wholly-owned subsidiaries of Jackson and received fees for their services from each Fund.

During the year ended December 31, 2015, the following Funds changed names:

PRIOR FUND NAME	CURRENT FUND NAME	EFFECTIVE DATE
CG - Alt 100 Moderate Fund	JG - Alt 100 Fund	April 27, 2015
CG - Conservative Fund	JG - Conservative Fund	April 27, 2015
CG - Equity 100 Fund	JG - Equity 100 Fund	April 27, 2015
CG - Equity Income Fund	JG - Equity Income Fund	April 27, 2015
CG - Fixed Income 100 Fund	JG - Fixed Income 100 Fund	April 27, 2015
CG - Growth Fund	JG - Growth Fund	April 27, 2015
CG - Interest Rate Opportunities Fund	JG - Interest Rate Opportunities Fund	April 27, 2015
CG - Maximum Growth Fund	JG - Maximum Growth Fund	April 27, 2015
CG - Moderate Fund	JG - Moderate Fund	April 27, 2015
CG - Moderate Growth Fund	JG - Moderate Growth Fund	April 27, 2015
CG - Real Assets Fund	JG - Real Assets Fund	April 27, 2015
Curian Focused U.S. Equity Fund	JNL/The London Company Focused U.S. Equity Fund	April 27, 2015
Curian Focused International Equity Fund	JNL/WCM Focused International Equity Fund	April 27, 2015
Curian Long Short Credit Fund	JNL/PPM America Long Short Credit Fund	April 27, 2015
Curian Tactical Advantage 35 Fund	JNL Tactical ETF Conservative Fund	April 27, 2015
Curian Tactical Advantage 60 Fund	JNL Tactical ETF Moderate Fund	April 27, 2015
Curian Tactical Advantage 75 Fund	JNL Tactical ETF Growth Fund	April 27, 2015
Curian/American Funds Global Growth Fund	JNL/American Funds Global Growth Fund	April 27, 2015
Curian/American Funds Growth Fund	JNL/American Funds Growth Fund	April 27, 2015
Curian/AQR Risk Parity Fund	JNL/AQR Risk Parity Fund	April 27, 2015
Curian/BlackRock Global Long Short Credit Fund	JNL/BlackRock Global Long Short Credit Fund	April 27, 2015

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 1 - Organization (continued)

PRIOR FUND NAME	CURRENT FUND NAME	EFFECTIVE DATE
Curian/DFA U.S. Micro Cap Fund	JNL/DFA U.S. Micro Cap Fund	April 27, 2015
Curian/DoubleLine Total Return Fund	JNL/DoubleLine Total Return Fund	April 27, 2015
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	April 27, 2015
Curian/Epoch Global Shareholder Yield Fund	JNL/Epoch Global Shareholder Yield Fund	April 27, 2015
Curian/FAMCO Flex Core Covered Call Fund	JNL/FAMCO Flex Core Covered Call Fund	April 27, 2015
Curian/Franklin Templeton Frontier Markets Fund	JNL/Franklin Templeton Frontier Markets Fund	April 27, 2015
Curian/Franklin Templeton Natural Resources Fund	JNL/Franklin Templeton Natural Resources Fund	April 27, 2015
Curian/Lazard International Strategic Equity Fund	JNL/Lazard International Strategic Equity Fund	April 27, 2015
Curian/Neuberger Berman Currency Fund	JNL/Neuberger Berman Currency Fund	April 27, 2015
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	April 27, 2015
Curian/Nicholas Convertible Arbitrage Fund	JNL/Nicholas Convertible Arbitrage Fund	April 27, 2015
Curian/PIMCO Credit Income Fund	JNL/PIMCO Credit Income Fund	April 27, 2015
Curian/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Capital Appreciation Fund	April 27, 2015
Curian/The Boston Company Equity Income Fund	JNL/The Boston Company Equity Income Fund	April 27, 2015
Curian/Van Eck International Gold Fund	JNL/Van Eck International Gold Fund	April 27, 2015
JNL Institutional Alt 65 Fund - A	JNL Alt 65 Fund - A	April 27, 2015
JNL/Franklin Templeton Frontier Markets Fund	JNL/MC Frontier Markets 100 Index Fund	September 28, 2015
JNL/AllianceBernstein Dynamic Asset Allocation Fund - A	JNL/AB Dynamic Asset Allocation Fund - A	September 28, 2015
JNL/BlackRock Commodity Securities Strategy Fund - A	JNL/BlackRock Natural Resources Fund - A	September 28, 2015
JNL/Eagle SmallCap Equity Fund - A	JNL Multi-Manager Small Cap Growth Fund - A	September 28, 2015
JNL/Franklin Templeton Small Cap Value Fund - A	JNL Multi-Manager Small Cap Value Fund - A	September 28, 2015
JNL/JPMorgan International Value Fund - A	JNL/Causeway International Value Select Fund - A	September 28, 2015

During the year ended December 31, 2015, the following Fund acquisitions were completed:

ACQUIRED FUND	ACQUIRING FUND	DATE OF ACQUISITION
CG - Alt 100 Conservative Fund	JG - Alt 100 Fund	April 27, 2015
CG - Alt 100 Growth Fund	JG - Alt 100 Fund	April 27, 2015
CG - International Conservative Fund	JG - Conservative Fund	April 27, 2015
CG - International Growth Fund	JG - Growth Fund	April 27, 2015
CG - International Moderate Fund	JG - Moderate Fund	April 27, 2015
CG - Institutional Alt 65 Fund	JNL Alt 65 Fund - A	April 27, 2015
CG - Multi-Strategy Income Fund	JG - Fixed Income 100 Fund	April 27, 2015
CG - Tactical Maximum Growth Fund	JG - Maximum Growth Fund	April 27, 2015
CG - Tactical Moderate Growth Fund	JG - Moderate Growth Fund	April 27, 2015
Curian Dynamic Risk Advantage - Diversified Fund	JNL/MMRS Conservative Fund - A	April 27, 2015

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 1 - Organization (continued)

ACQUIRED FUND	ACQUIRING FUND	DATE OF ACQUISITION
Curian Dynamic Risk Advantage - Growth Fund	JNL/MMRS Moderate Fund - A	April 27, 2015
Curian Dynamic Risk Advantage - Income Fund	JNL/MMRS Conservative Fund - A	April 27, 2015
Curian/Aberdeen Latin America Fund	JNL/Lazard Emerging Markets Fund - A	April 27, 2015
Curian/Ashmore Emerging Market Small Cap Equity Fund	JNL/Lazard Emerging Markets Fund - A	April 27, 2015
Curian/Baring International Fixed Income Fund	JNL/Franklin Templeton Global Multisector Bond Fund - A	April 27, 2015
Curian/CenterSquare International Real Estate Securities Fund	JNL/Invesco Global Real Estate Fund - A	April 27, 2015
Curian/PineBridge Merger Arbitrage Fund	JNL/Nicholas Convertible Arbitrage Fund	April 27, 2015
Curian/Schroder Emerging Europe Fund	JNL/Lazard Emerging Markets Fund - A	April 27, 2015
Curian/UBS Global Long Short Fixed Income Opportunities Fund	JNL/BlackRock Global Long Short Credit Fund	April 27, 2015
JNL/MC Global Alpha Fund - A	JNL/AQR Managed Futures Strategy Fund - A	April 27, 2015
JNL/MC JNL Optimized 5 Fund - A	JNL/MC JNL 5 Fund - A	April 27, 2015
JNL/MC Value Line 30 Fund - A	JNL/MC S&P 24 Fund - A	April 27, 2015
JG - Equity Income Fund	JNL/The Boston Company Equity Income Fund	September 28, 2015
JNL/Franklin Templeton Natural Resources Fund	JNL/BlackRock Natural Resources Fund - A	September 28, 2015
JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	September 28, 2015
JNL/MC 25 Fund - A	JNL/S&P 4 Fund - A	September 28, 2015

(1) The Fund was advised by Curian, an affiliate of Jackson, prior to April 27, 2015. Effective April 27, 2015, the Fund was acquired by a Fund advised by JNAM.
(2) The Fund is a Fund of Fund advised by JNAM, an affiliate of Jackson and has no sub-adviser.
(3) The Fund is sub-advised by an affiliate of Jackson.
(4) “CG” denotes the Fund of Fund group Curian Guidance throughout these financial statements.
(5) “JG” denotes the Fund of Fund group JNAM Guidance throughout these financial statements.
(6) “MC” denotes the sub-adviser Mellon Capital throughout these financial statements.
(7) The Fund’s name was changed during the year ended December 31, 2015 to align the Fund name with its investment strategy.
(8) The Fund’s name was changed during the year ended December 31, 2015 due to a change in adviser or sub-adviser(s).
(9) “A” denotes Class A shares of the respective Fund throughout these financial statements.
(10) This Fund is no longer available as of December 31, 2015.
(11) JNL/MC Communications Sector Fund is closed to new contract owners.

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 2 - Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investments

The Separate Account’s ‘Investment Divisions’ investments in the corresponding Funds are stated at the closing net asset value (“NAV”) of the respective Fund, which represent fair value. The average cost method is used in determining the cost of the shares sold on withdrawals by the Investment Divisions of the Separate Account. Investments in the Funds are recorded on trade date for financial reporting purposes. Realized gain distributions and dividend income distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as gain or income to the Investment Divisions of the Separate Account on the ex-dividend date.

Federal Income Taxes

The operations of the Separate Account are taxed as part of the operations of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Separate Account’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year. The Interpretation requires that management evaluate the tax positions taken in the returns which remain subject to examination by the Internal Revenue Service and other tax jurisdictions. JNAM completed an evaluation of the Separate Account’s tax positions and based on that evaluation, determined that no provision for federal income tax is required in the Separate Account’s financial statements during the year ended December 31, 2015.

FASB ASC Topic 820, “Fair Value Measurement”

Recently adopted Accounting Standards Update 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) eliminates the requirement to categorize investments in the fair value hierarchy if its fair value is measured at net asset value using a practical expedient. As of December 31, 2015, all of the Separate Account’s Investment Divisions’ investment in each of the corresponding Funds are valued as a practical expedient at their daily reported net asset value (“NAV”) and as such are not included in the fair value hierarchy required under FASB ASC Topic 820, “Fair Value Measurement”.  On each valuation date, the NAV of each corresponding Fund is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  The characterization of the underlying securities held by the Funds in accordance with FASB ASC Topic 820 differs from the characterization of the Separate Account’s Investment Divisions’ investment in the corresponding Funds. Although there can be no assurance, in general, the fair value of the investment valued as a practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 3 - Contract Charges

Under the term of the contracts, certain charges are allocated to the contract owner to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts. These charges result in a reduction in contract unit value or redemptions of contract units in the number of contract units outstanding.

Contract Owner Charges

The following charges are assessed to the contract owner by redemption of contract units outstanding:

Contract Maintenance Charge

An annual contract maintenance charge of $30 - $35 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date or in conjunction with a total withdrawal, as applicable. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redemption of contract units.

Transfer Charge

A transfer charge of $25 will apply to transfers made by contract owners between the Investment Divisions in excess of 15 transfers in a contract year. Contract year is defined as the succeeding twelve months from the contract issue date. Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required. This charge will be deducted from the amount transferred prior to the allocation to a different Investment Division.

Surrender or Contingent Deferred Sales Charge

During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.

Optional Benefit Charges

Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.30% to 0.90%, depending on the contract, of the Guaranteed Minimum Income Benefit (“GMIB”) base. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.51% to 3.00%, depending on the contract of the Guaranteed Withdrawal Balance (“GWB”). The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Death Benefit Charge. If any of the optional death benefits are selected that are available under the contract, Jackson will assess an annual charge of 0.42% to 0.72%, depending on the contract, of the Death Benefit base. The charge will be deducted each contract quarter from the contract value by redemption of contract units.

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 3 - Contract Charges (continued)

Asset-based Charges

The following charges are assessed to the contract owner by a reduction in contract unit value:

Insurance Charges

Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. In designated products, this expense is waived for contracts valued greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and reduces the contract unit value.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.15% to 1.65% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual costs of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

Optional Benefit Charges

Contract Enhancement Charge. If one of the contract enhancement benefits is selected, then for a period of three to seven contract years, Jackson will make an additional deduction based upon the average daily net assets of the contract owner’s allocations to the Investment Divisions. The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.65%.

Withdrawal Charge Period. If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.

20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a contract year without withdrawal charge, Jackson will deduct 0.30% on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.

Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the contract, Jackson will make an additional deduction of 0.15% to 0.55% on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions, based on the optional death benefit selected.

Premium Taxes

Some states and other governmental entities charge premium taxes or other similar taxes. Jackson pays these taxes and may make a deduction from the value of the contract for them. Premium taxes will not exceed 2.0%. Currently, New York does not impose premium taxes.

Note 4 – Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $159,680 and $278,348 to the Separate Account in the form of additional premium to contract owner’s accounts for the years ended December 31, 2015 and 2014, respectively. These amounts are included in purchase payments from contract transactions.

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 5 - Purchases and Sales of Investments

For the year ended December 31, 2015, cost of purchases and proceeds from sales of the Investment Divisions’ investments in the corresponding Funds are as follows:

Jackson Variable Series Trust
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
CG - Alt 100 Conservative Fund*	$376,527	$2,536,240	JG - Moderate Growth Fund	28,244,041	5,176,181
CG - Alt 100 Growth Fund*	289,654	4,143,319	JG - Real Assets Fund	509,952	150,210
CG - International Conservative Fund*	45,812	308,170	JNL Tactical ETF Conservative Fund	2,601,433	1,531,702
CG - International Growth Fund*	370,742	727,277	JNL Tactical ETF Growth Fund	4,642,185	1,434,662
CG - International Moderate Fund*	57,018	794,979	JNL Tactical ETF Moderate Fund	6,185,850	875,284
CG - Institutional Alt 65 Fund*	505,059	6,204,460	JNL/American Funds Global Growth Fund	4,182,134	891,848
CG - Multi-Strategy Income Fund*	234,404	2,295,872	JNL/American Funds Growth Fund	8,550,574	2,472,349
CG - Tactical Maximum Growth Fund*	1,144,108	7,524,800	JNL/AQR Risk Parity Fund	2,126,875	371,833
CG - Tactical Moderate Growth Fund*	719,509	14,332,780	JNL/BlackRock Global Long Short Credit Fund	2,614,640	924,008
Curian Dynamic Risk Advantage - Diversified Fund*	1,740,064	10,905,696	JNL/DFA U.S. Micro Cap Fund	1,618,213	1,083,420
Curian Dynamic Risk Advantage - Growth Fund*	80,546	3,261,263	JNL/DoubleLine Total Return Fund	26,214,383	6,125,719
Curian Dynamic Risk Advantage - Income Fund*	705,116	8,210,191	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	1,123,744	583,593
Curian/Aberdeen Latin America Fund*	44,464	195,612	JNL/Epoch Global Shareholder Yield Fund	694,230	662,234
Curian/Ashmore Emerging Market Small Cap Equity Fund*	53,206	332,769	JNL/FAMCO Flex Core Covered Call Fund	6,170,189	2,523,776
Curian/Baring International Fixed Income Fund*	158,673	561,713	JNL/Franklin Templeton Natural Resources Fund**	1,894,278	2,286,215
Curian/CenterSquare International Real Estate Securities Fund*	89,646	494,780	JNL/Lazard International Strategic Equity Fund	2,801,569	643,300
Curian/PineBridge Merger Arbitrage Fund*	268,992	5,027,749	JNL/MC Frontier Markets 100 Index Fund	1,154,390	329,963
Curian/Schroder Emerging Europe Fund*	64,448	409,467	JNL/Neuberger Berman Currency Fund	248,474	256,083
Curian/UBS Global Long Short Fixed Income Opportunities Fund*	123,358	1,165,981	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	458,151	54,779
JG - Alt 100 Fund	12,153,742	5,049,749	JNL/Nicholas Convertible Arbitrage Fund	6,086,985	2,603,998
JG - Conservative Fund	5,271,949	1,884,991	JNL/PIMCO Credit Income Fund	3,796,751	1,499,943
JG - Equity 100 Fund	1,540,211	678,633	JNL/PPM America Long Short Credit Fund	549,669	465,752
JG - Equity Income Fund**	2,659,830	9,807,367	JNL/T. Rowe Price Capital Appreciation Fund	14,304,995	2,024,002
JG - Fixed Income 100 Fund	3,352,502	1,466,677	JNL/The Boston Company Equity Income Fund	10,771,057	2,609,437
JG - Growth Fund	9,289,507	1,277,409	JNL/The London Company Focused U.S. Equity Fund	402,162	145,103
JG - Interest Rate Opportunities Fund	979,642	800,199	JNL/Van Eck International Gold Fund	1,025,651	473,127
JG - Maximum Growth Fund	8,800,035	1,712,881	JNL/WCM Focused International Equity Fund	335,306	68,024
JG - Moderate Fund	11,586,112	3,319,547

JNL Series Trust
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL Alt 65 Fund - A	$8,414,553	$4,423,622	JNL Disciplined Moderate Fund - A	$25,551,133	$15,726,979
JNL Disciplined Growth Fund - A	16,579,580	11,133,138	JNL Disciplined Moderate Growth Fund - A	30,069,737	15,709,475

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 5 - Purchases and Sales of Investments (continued)

JNL Series Trust (continued)
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL Institutional Alt 20 Fund - A	$22,054,420	$18,211,889	JNL/Goldman Sachs Core Plus Bond Fund - A	$25,061,076	$22,852,497
JNL Institutional Alt 35 Fund - A	20,760,089	20,801,741	JNL/Goldman Sachs Emerging Markets Debt Fund - A	2,305,023	3,879,413
JNL Institutional Alt 50 Fund - A	27,992,972	28,481,339	JNL/Goldman Sachs Mid Cap Value Fund - A	29,343,066	15,608,804
JNL Multi-Manager Alternative Fund - A	508,353	28,268	JNL/Goldman Sachs U.S. Equity Flex Fund - A	22,259,219	11,802,902
JNL Multi-Manager Small Cap Growth Fund - A	26,533,028	16,587,852	JNL/Harris Oakmark Global Equity Fund - A	976,604	64,948
JNL Multi-Manager Small Cap Value Fund - A	13,175,619	15,596,451	JNL/Invesco Global Real Estate Fund - A	37,773,089	21,120,170
JNL/AB Dynamic Asset Allocation Fund - A	2,055,556	1,303,438	JNL/Invesco International Growth Fund - A	19,543,351	11,400,547
JNL/American Funds Balanced Allocation Fund - A	34,540,167	8,155,855	JNL/Invesco Large Cap Growth Fund - A	19,000,662	7,565,424
JNL/American Funds Blue Chip Income and Growth Fund - A	53,082,202	40,282,447	JNL/Invesco Mid Cap Value Fund - A	7,151,080	4,736,767
JNL/American Funds Global Bond Fund - A	5,676,395	5,285,900	JNL/Invesco Small Cap Growth Fund - A	41,508,461	10,726,943
JNL/American Funds Global Small Capitalization Fund - A	14,190,970	7,838,471	JNL/Ivy Asset Strategy Fund - A	23,127,059	33,320,322
JNL/American Funds Growth-Income Fund - A	73,463,499	26,636,513	JNL/JPMorgan MidCap Growth Fund - A	45,927,260	15,812,907
JNL/American Funds Growth Allocation Fund - A	22,846,575	7,602,176	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	25,561,499	14,805,761
JNL/American Funds International Fund - A	30,247,979	10,937,104	JNL/Lazard Emerging Markets Fund - A	5,956,456	6,152,288
JNL/American Funds New World Fund - A	16,506,682	8,195,984	JNL/MC 10 x 10 Fund - A	6,753,093	7,702,558
JNL/AQR Managed Futures Strategy Fund - A	11,936,824	3,377,177	JNL/MC Bond Index Fund - A	21,111,226	12,223,291
JNL/BlackRock Global Allocation Fund - A	67,719,846	31,841,726	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A**	3,107,052	6,157,545
JNL/BlackRock Large Cap Select Growth Fund - A	34,704,146	10,530,500	JNL/MC Emerging Markets Index Fund - A	16,272,997	7,806,946
JNL/BlackRock Natural Resources Fund - A	18,181,848	11,167,580	JNL/MC European 30 Fund - A	29,905,328	9,312,320
JNL/Boston Partners Global Long Short Equity Fund - A	1,842,503	294,741	JNL/MC Global Alpha Fund - A*	187,026	3,485,753
JNL/Brookfield Global Infrastructure and MLP Fund - A	24,111,282	23,726,385	JNL/MC Index 5 Fund - A	18,783,418	11,575,489
JNL/Capital Guardian Global Balanced Fund - A	5,344,837	4,339,614	JNL/MC International Index Fund - A	36,927,896	21,866,177
JNL/Capital Guardian Global Diversified Research Fund - A	4,211,120	2,859,133	JNL/MC Pacific Rim 30 Fund - A	15,219,326	6,268,416
JNL/Causeway International Value Select Fund - A	11,733,692	6,020,722	JNL/MC S&P 400 MidCap Index Fund - A	57,150,596	23,989,527
JNL/DFA U.S. Core Equity Fund - A	15,126,436	6,798,277	JNL/MC S&P 500 Index Fund - A	120,395,423	68,000,715
JNL/DoubleLine Shiller Enhanced CAPE Fund - A	631,859	45,968	JNL/MC Small Cap Index Fund - A	45,072,910	16,902,473
JNL/Eastspring Investments Asia ex-Japan Fund - A	3,963,245	3,033,186	JNL/MC Utilities Sector Fund	2,070,904	1,930,995
JNL/Eastspring Investments China-India Fund - A	12,527,728	14,139,145	JNL/MMRS Conservative Fund - A	22,470,373	3,941,081
JNL/Franklin Templeton Founding Strategy Fund - A	13,633,280	18,966,086	JNL/MMRS Growth Fund - A	1,421,220	289,410
JNL/Franklin Templeton Global Growth Fund - A	8,839,929	6,011,466	JNL/MMRS Moderate Fund - A	12,150,160	4,405,391
JNL/Franklin Templeton Global Multisector Bond Fund - A	19,064,576	10,855,988	JNL/Morgan Stanley Mid Cap Growth Fund - A	6,956,916	2,202,761
JNL/Franklin Templeton Income Fund - A	41,934,900	35,543,136	JNL/Neuberger Berman Strategic Income Fund - A	17,037,941	13,002,679
JNL/Franklin Templeton International Small Cap Growth Fund - A	14,662,375	6,139,258	JNL/Oppenheimer Emerging Markets Innovator Fund - A	507,808	141,858
JNL/Franklin Templeton Mutual Shares Fund - A	12,038,266	8,466,802	JNL/Oppenheimer Global Growth Fund - A	41,663,454	13,562,433

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 5 - Purchases and Sales of Investments (continued)

JNL Series Trust (continued)
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL/PIMCO Real Return Fund - A	$18,399,794	$19,627,422	JNL/S&P Managed Growth Fund - A	$64,357,711	$63,453,442
JNL/PIMCO Total Return Bond Fund - A	54,120,385	53,674,455	JNL/S&P Managed Moderate Fund - A	43,965,205	51,585,773
JNL/PPM America Floating Rate Income Fund - A	35,522,403	33,369,767	JNL/S&P Managed Moderate Growth Fund - A	68,469,397	75,980,686
JNL/PPM America High Yield Bond Fund - A	37,623,374	42,034,260	JNL/S&P Mid 3 Fund - A	12,092,302	3,133,954
JNL/PPM America Mid Cap Value Fund - A	10,616,102	5,301,704	JNL/S&P Total Yield Fund - A	20,072,917	15,672,926
JNL/PPM America Small Cap Value Fund - A	22,213,305	3,625,370	JNL/Scout Unconstrained Bond Fund - A	3,006,023	1,012,728
JNL/PPM America Value Equity Fund - A	2,442,995	2,831,025	JNL/T. Rowe Price Established Growth Fund - A	127,001,376	38,055,366
JNL/Red Rocks Listed Private Equity Fund - A	8,957,321	5,395,534	JNL/T. Rowe Price Mid-Cap Growth Fund - A	79,516,261	36,183,483
JNL/S&P 4 Fund - A	217,526,591	67,677,972	JNL/T. Rowe Price Short-Term Bond Fund - A	28,572,549	17,320,190
JNL/S&P Competitive Advantage Fund - A	49,575,606	23,068,493	JNL/T. Rowe Price Value Fund - A	37,221,820	21,493,311
JNL/S&P Dividend Income & Growth Fund - A	65,126,607	44,795,349	JNL/Westchester Capital Event Driven Fund - A	37,236	2,599
JNL/S&P International 5 Fund - A	2,080,192	352,619	JNL/WMC Balanced Fund - A	95,686,146	66,571,665
JNL/S&P Intrinsic Value Fund - A	47,000,870	28,453,667	JNL/WMC Money Market Fund - A	120,104,710	116,980,911
JNL/S&P Managed Aggressive Growth Fund - A	32,619,724	32,504,932	JNL/WMC Value Fund - A	15,141,686	8,032,273
JNL/S&P Managed Conservative Fund - A	32,472,650	34,205,286

JNL Variable Fund LLC
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL/MC 25 Fund - A**	$13,831,343	$43,784,172	JNL/MC Nasdaq 25 Fund - A	$32,804,204	$21,445,946
JNL/MC Communications Sector Fund - A	1,882,121	2,464,363	JNL/MC Oil & Gas Sector Fund - A	46,391,519	20,238,925
JNL/MC Consumer Brands Sector Fund - A	43,213,029	10,928,597	JNL/MC S&P 24 Fund - A	45,552,445	7,036,178
JNL/MC Financial Sector Fund - A	31,036,747	14,983,650	JNL/MC S&P SMid 60 Fund - A	11,728,320	6,305,353
JNL/MC Healthcare Sector Fund - A	134,302,498	54,256,707	JNL/MC Technology Sector Fund - A	64,125,940	27,842,433
JNL/MC JNL 5 Fund - A	63,202,984	59,014,806	JNL/MC Value Line 30 Fund - A*	1,140,174	36,894,087
JNL/MC JNL Optimized 5 Fund - A*	2,838,178	39,641,460

JNL Investors Series Trust
	Cost of Purchases	Proceeds from Sales
JNL/PPM America Total Return Fund - A	$6,969,684	$2,097,149
*No longer available as of April 27, 2015.
**No longer available as of September 28, 2015.

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 6 - Subsequent Events

Management has evaluated subsequent events for the Separate Account through the date the financial statements are issued and the following events occurred:

On March 21, 2016, contract holders of the applicable Investment Division as shareowners in the acquired Fund approved the following acquisitions: JNL/Mellon Capital Frontier Markets 100 Index Fund into JNL/Mellon Capital Emerging Markets Index Fund; JNL/Eastspring Investments Asia ex-Japan Fund into JNL/Eastspring Investments China-India Fund (renamed JNL/Invesco China-India Fund); JNL/Invesco Large Cap Growth Fund into JNL/BlackRock Large Cap Select Growth Fund; and JNL/Capital Guardian Global Diversified Research Fund into JNL/Oppenheimer Global Growth Fund. The acquisitions will be effective after close of business on April 22, 2016. Also effective after close of business on April 22, 2016, JNL/PPM America Total Return Fund will be acquired by JNL/PPM America Total Return Fund, a separate series of JNL Series Trust.

No other events were noted that required adjustments to the financial statements or disclosures in the notes.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights
 The following is a summary for each period in the five-year period ended December 31, 2015, of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other Investment Division data. Unit values for Investment Divisions that do not have any assets at period end are calculated based on the net asset value of the underlying Fund less expenses charged directly to that Investment Division of the Separate Account.

	CG - Alt 100 Conservative Fund (b) (c)	CG - Alt 100 Growth Fund (b) (c)	CG - International Conservative Fund (b) (c)	CG - International Growth Fund (b) (c)	CG - International Moderate Fund (b) (c)	CG - Institutional Alt 65 Fund (a) (c)	CG - Multi-Strategy Income Fund (b) (c)	CG - Tactical Maximum Growth Fund (a) (c)	CG - Tactical Moderate Growth Fund (a) (c)	Curian Dynamic Risk Advantage - Diversified Fund (a) (c)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$10.227176	$10.494979	$9.439385	$10.111313	$9.733887	$11.651888	$9.864068	$12.388913	$12.361261	$10.736202
Total Return *	3.01%	3.01%	0.30%	4.73%	2.58%	3.84%	1.57%	4.59%	5.40%	2.63%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2014

Unit Value	$9.928452	$10.188288	$9.411280	$9.654782	$9.488765	$11.220893	$9.712030	$11.845421	$11.728244	$10.461171
Total Return *	0.12%	0.93%	-3.25%	-4.45%	-4.41%	1.32%	0.66%	2.49%	3.14%	3.86%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2013

Unit Value	$9.916105	$10.094605	$9.727060	$10.104903	$9.926070	$11.074650	$9.648368	$11.557453	$11.371312	$10.072245
Total Return *	-0.43%***	-0.08%***	0.64%***	5.32%***	-0.59%***	7.28%	-2.56%***	13.92%	11.22%	0.83%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2012

Unit Value	n/a	n/a	n/a	n/a	n/a	$10.323284	n/a	$10.145070	$10.224384	$9.989137
Total Return *	n/a	n/a	n/a	n/a	n/a	4.12%***	n/a	0.44%***	2.23%***	0.39%***
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	1.25%	n/a	1.25%	1.25%	1.25%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations April 29, 2013.
(c) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements. Unit values disclosed are as of April 24, 2015.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	CG - Alt 100 Conservative Fund (b) (c)	CG - Alt 100 Growth Fund (b) (c)	CG - International Conservative Fund (b) (c)	CG - International Growth Fund (b) (c)	CG - International Moderate Fund (b) (c)	CG - Institutional Alt 65 Fund (a) (c)	CG - Multi-Strategy Income Fund (b) (c)	CG - Tactical Maximum Growth Fund (a) (c)	CG - Tactical Moderate Growth Fund (a) (c)	Curian Dynamic Risk Advantage - Diversified Fund (a) (c)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$10.278073	$10.547214	$9.487367	$10.191574	$9.782234	$11.745804	$9.913191	$12.549173	$12.520903	$10.822740
Total Return *	3.09%	3.09%	0.38%	4.48%***	2.66%	3.92%	1.64%	4.72%	5.53%	2.71%
Ratio of Expenses **	1.00%	1.00%	1.00%	0.85%	1.00%	1.00%	1.00%	0.85%	0.85%	1.00%

Period ended December 31, 2014

Unit Value	$9.970075	$10.231005	$9.451735	$9.694882	$9.528454	$11.302511	$9.752778	$11.983670	$11.864871	$10.537281
Total Return *	0.38%	1.18%	-3.00%	-4.22%	-4.17%	1.57%	0.91%	2.90%	0.82%***	4.12%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	0.85%	0.85%	1.00%

Period ended December 31, 2013

Unit Value	$9.932810	$10.111625	$9.744467	$10.121536	$9.942700	$11.127362	$9.664656	$11.645665	$11.425453	$10.120201
Total Return *	-0.85%***	0.36%***	1.00%***	3.58%***	-0.62%***	7.55%	-3.10%***	5.83%***	11.50%	1.08%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	0.85%	1.00%	1.00%

Period ended December 31, 2012

Unit Value	n/a	n/a	n/a	n/a	n/a	$10.346523	n/a	$10.168140	$10.247414	$10.011633
Total Return *	n/a	n/a	n/a	n/a	n/a	5.79%***	n/a	5.54%***	2.21%***	-0.15%***
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	1.00%	n/a	1.00%	1.00%	1.00%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations April 29, 2013.
(c) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements. Unit values disclosed are as of April 24, 2015.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	CG - Alt 100 Conservative Fund (b) (c)	CG - Alt 100 Growth Fund (b) (c)	CG - International Conservative Fund (b) (c)	CG - International Growth Fund (b) (c)	CG - International Moderate Fund (b) (c)	CG - Institutional Alt 65 Fund (a) (c)	CG - Multi-Strategy Income Fund (b) (c)	CG - Tactical Maximum Growth Fund (a) (c)	CG - Tactical Moderate Growth Fund (a) (c)	Curian Dynamic Risk Advantage - Diversified Fund (a) (c)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Units Outstanding (in thousands)	—	—	—	—	—	—	—	—	—	—
Investment Income Ratio *	1.15%	1.59%	0.57%	1.30%	1.05%	1.66%	1.42%	1.42%	1.11%	0.50%

Period ended December 31, 2014

Net Assets (in thousands)	$2,138	$3,864	$264	$347	$736	$5,861	$2,063	$6,462	$13,390	$9,474
Units Outstanding (in thousands)	215	378	28	36	77	520	212	542	1,136	901
Investment Income Ratio *	0.61%	0.76%	0.95%	0.81%	0.94%	0.86%	1.49%	0.53%	0.97%	0.00%

Period ended December 31, 2013

Net Assets (in thousands)	$660	$1,441	$92	$182	$431	$5,098	$1,125	$4,985	$8,302	$8,624
Units Outstanding (in thousands)	66	143	9	18	43	459	117	429	728	853
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	0.00%	0.17%	0.00%	0.00%	0.34%	0.00%

Period ended December 31, 2012

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	$2,615	n/a	$1,446	$4,623	$2,515
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	253	n/a	142	452	251
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	0.00%	n/a	0.00%	0.00%	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations April 29, 2013.
(c) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Dynamic Risk Advantage - Growth Fund (a) (c)	Curian Dynamic Risk Advantage - Income Fund (a) (c)	Curian/Aberdeen Latin America Fund (b) (c)	Curian/Ashmore Emerging Market Small Cap Equity Fund (b) (c)	Curian/Baring International Fixed Income Fund (b) (c)	Curian/ CenterSquare International Real Estate Securities Fund (b) (c)	Curian/PineBridge Merger Arbitrage Fund (a) (c)	Curian/Schroder Emerging Europe Fund (b) (c)	Curian/UBS Global Long Short Fixed Income Opportunities Fund (b) (c)	JG - Alt 100 Fund (a)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$9.253510	$11.130679	$6.601040	$10.330068	$8.903221	$9.792579	$9.656561	$8.027141	$9.424768	$10.174888
Total Return *	3.18%	1.45%	-4.28%	12.11%	-3.02%	6.26%	-0.28%	8.27%	1.09%	-2.93%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2014

Unit Value	$8.968683	$10.972007	$6.895913	$9.214531	$9.180556	$9.215972	$9.683597	$7.414266	$9.322837	$10.481547
Total Return *	-5.40%	6.82%	-16.52%	-10.67%	-3.80%	-0.46%	-1.83%	-28.13%	-5.61%	1.00%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2013

Unit Value	$9.481123	$10.271797	$8.260099	$10.314624	$9.543470	$9.258230	$9.864185	$10.316902	$9.876413	$10.377480
Total Return *	0.51%	0.17%	-0.47%***	13.62%***	-1.45%***	-1.76%***	-1.03%	5.02%***	-1.95%***	2.59%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2012

Unit Value	$9.433310	$10.254443	n/a	n/a	n/a	n/a	$9.966882	n/a	n/a	$10.115590
Total Return *	-4.51%***	2.45%***	n/a	n/a	n/a	n/a	-0.02%***	n/a	n/a	3.27%***
Ratio of Expenses **	1.25%	1.25%	n/a	n/a	n/a	n/a	1.25%	n/a	n/a	1.25%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations April 29, 2013.
(c) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements. Unit values disclosed are as of April 24, 2015.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Dynamic Risk Advantage - Growth Fund (a) (c)	Curian Dynamic Risk Advantage - Income Fund (a) (c)	Curian/Aberdeen Latin America Fund (b) (c)	Curian/Ashmore Emerging Market Small Cap Equity Fund (b) (c)	Curian/Baring International Fixed Income Fund (b) (c)	Curian/ CenterSquare International Real Estate Securities Fund (b) (c)	Curian/PineBridge Merger Arbitrage Fund (a) (c)	Curian/Schroder Emerging Europe Fund (b) (c)	Curian/UBS Global Long Short Fixed Income Opportunities Fund (b) (c)	JG - Alt 100 Fund (a)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$9.328309	$11.220417	$6.633739	$10.381510	$8.974412	$9.841243	$9.782042	$8.066582	$9.499980	$10.334693
Total Return *	3.26%	1.53%	-4.20%	12.19%	-2.90%	6.34%	-0.15%	8.35%	1.22%	-2.54%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	0.85%	1.00%	0.85%	1.00%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$9.034124	$11.051832	$6.924670	$9.253182	$9.242413	$9.254533	$9.797186	$7.444885	$9.385503	$10.603680
Total Return *	-5.17%	7.08%	-16.31%	-10.44%	-7.07%***	-0.21%	-1.44%	-27.96%	-1.99%***	1.41%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	0.85%	1.00%	0.85%	1.00%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$9.526462	$10.320692	$8.273825	$10.332040	$9.559820	$9.273734	$9.940048	$10.333666	$9.893089	$10.456496
Total Return *	0.76%	0.42%	-6.50%***	11.53%***	-0.67%***	-0.43%***	-0.63%	-4.74%***	-1.05%***	0.32%***
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	0.85%	1.00%	1.00%	0.85%

Period ended December 31, 2012

Unit Value	$9.454752	$10.277535	n/a	n/a	n/a	n/a	$10.003438	n/a	n/a	$10.138417
Total Return *	-5.60%***	5.00%***	n/a	n/a	n/a	n/a	0.26%***	n/a	n/a	2.29%***
Ratio of Expenses **	1.00%	1.00%	n/a	n/a	n/a	n/a	0.85%	n/a	n/a	1.00%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations April 29, 2013.
(c) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements. Unit values disclosed are as of April 24, 2015.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Dynamic Risk Advantage - Growth Fund (a) (c)	Curian Dynamic Risk Advantage - Income Fund (a) (c)	Curian/Aberdeen Latin America Fund (b) (c)	Curian/Ashmore Emerging Market Small Cap Equity Fund (b) (c)	Curian/Baring International Fixed Income Fund (b) (c)	Curian/ CenterSquare International Real Estate Securities Fund (b) (c)	Curian/PineBridge Merger Arbitrage Fund (a) (c)	Curian/Schroder Emerging Europe Fund (b) (c)	Curian/UBS Global Long Short Fixed Income Opportunities Fund (b) (c)	JG - Alt 100 Fund (a)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$25,072
Units Outstanding (in thousands)	—	—	—	—	—	—	—	—	—	2,446
Investment Income Ratio *	0.00%	2.35%	0.01%	0.23%	0.00%	0.75%	0.00%	0.00%	3.32%	1.16%

Period ended December 31, 2014

Net Assets (in thousands)	$3,072	$7,654	$157	$246	$414	$383	$4,822	$317	$1,072	$19,386
Units Outstanding (in thousands)	341	694	23	27	45	41	495	43	115	1,840
Investment Income Ratio *	0.00%	1.90%	1.80%	0.02%	0.01%	4.64%	0.00%	4.08%	0.00%	1.12%

Period ended December 31, 2013

Net Assets (in thousands)	$2,030	$7,950	$56	$160	$145	$96	$4,389	$59	$469	$15,147
Units Outstanding (in thousands)	213	771	7	16	15	10	443	6	47	1,455
Investment Income Ratio *	0.00%	0.00%	1.35%	0.04%	1.14%	2.87%	0.00%	2.21%	0.00%	0.03%

Period ended December 31, 2012

Net Assets (in thousands)	$941	$2,504	n/a	n/a	n/a	n/a	$2,266	n/a	n/a	$6,324
Units Outstanding (in thousands)	100	244	n/a	n/a	n/a	n/a	227	n/a	n/a	624
Investment Income Ratio *	0.00%	2.72%	n/a	n/a	n/a	n/a	0.00%	n/a	n/a	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations April 29, 2013.
(c) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JG - Conservative Fund (a)	JG - Equity 100 Fund (a)	JG - Equity Income Fund (a) (d)	JG - Fixed Income 100 Fund (b)	JG - Growth Fund (c)	JG - Interest Rate Opportunities Fund (c)	JG - Maximum Growth Fund (a)	JG - Moderate Fund (a)	JG - Moderate Growth Fund (a)	JG - Real Assets Fund (c)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$10.399303	$13.035932	$11.785562	$9.438343	$10.935242	$9.241209	$12.081553	$11.509665	$11.513449	$8.333126
Total Return *	-2.92%	-2.47%	-8.17%	-3.31%	-2.01%	-5.10%	-2.55%	-2.56%	-2.56%	-12.60%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2014

Unit Value	$10.712578	$13.365617	$12.833553	$9.761060	$11.159017	$9.737747	$12.397100	$11.811623	$11.816086	$9.534581
Total Return *	2.43%	3.53%	7.27%	0.87%	2.87%	-0.20%	2.97%	2.42%	2.82%	-2.88%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2013

Unit Value	$10.458925	$12.909400	$11.964056	$9.676550	$10.848084	$9.757431	$12.040105	$11.532356	$11.492095	$9.816898
Total Return *	-0.40%	25.57%	15.34%	-3.63%	8.34%***	-1.24%***	17.30%	10.76%	10.37%	-0.95%***
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2012

Unit Value	$10.501299	$10.280677	$10.372682	$10.041492	n/a	n/a	$10.263934	$10.412254	$10.412243	n/a
Total Return *	4.19%***	3.38%***	6.99%***	-0.11%***	n/a	n/a	2.16%***	3.86%***	3.08%***	n/a
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	n/a	n/a	1.25%	1.25%	1.25%	n/a

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements. Unit values disclosed are as of September 25, 2015.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JG - Conservative Fund (a)	JG - Equity 100 Fund (a)	JG - Equity Income Fund (a) (d)	JG - Fixed Income 100 Fund (b)	JG - Growth Fund (c)	JG - Interest Rate Opportunities Fund (c)	JG - Maximum Growth Fund (a)	JG - Moderate Fund (a)	JG - Moderate Growth Fund (a)	JG - Real Assets Fund (c)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$10.501088	$13.209294	$11.893169	$9.563941	$11.052980	$9.303213	$12.271280	$11.690409	$11.694285	$8.389061
Total Return *	-2.68%	-2.08%	-8.00%	-2.92%	-1.61%	-4.86%	-2.15%	-2.15%***	-2.17%	-12.38%
Ratio of Expenses **	1.00%	0.85%	1.00%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%	1.00%

Period ended December 31, 2014

Unit Value	$10.790432	$13.489297	$12.926972	$9.851465	$11.234131	$9.778611	$12.541512	$11.897511	$11.953766	$9.574612
Total Return *	2.68%	-1.55%***	7.54%	-2.82%***	-0.37%***	0.05%	-0.50%***	2.68%	3.23%	-2.63%
Ratio of Expenses **	1.00%	0.85%	1.00%	0.85%	0.85%	1.00%	0.85%	1.00%	0.85%	1.00%

Period ended December 31, 2013

Unit Value	$10.508634	$12.951487	$12.021064	$9.708256	$10.866519	$9.773907	$12.097419	$11.587209	$11.579589	$9.833497
Total Return *	-0.15%	25.88%	15.63%	-3.39%	6.27%***	-2.30%***	17.60%	11.03%	7.19%***	-0.07%***
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	0.85%	1.00%

Period ended December 31, 2012

Unit Value	$10.524862	$10.288426	$10.396091	$10.049233	n/a	n/a	$10.287058	$10.435657	$10.435693	n/a
Total Return *	1.45%***	6.81%***	3.77%***	0.31%***	n/a	n/a	0.28%***	0.76%***	3.72%***	n/a
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	n/a	n/a	1.00%	1.00%	1.00%	n/a

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements. Unit values disclosed are as of September 25, 2015.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JG - Conservative Fund (a)	JG - Equity 100 Fund (a)	JG - Equity Income Fund (a) (d)	JG - Fixed Income 100 Fund (b)	JG - Growth Fund (c)	JG - Interest Rate Opportunities Fund (c)	JG - Maximum Growth Fund (a)	JG - Moderate Fund (a)	JG - Moderate Growth Fund (a)	JG - Real Assets Fund (c)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$10,739	$5,301	$—	$5,594	$17,412	$3,609	$11,982	$30,300	$47,720	$622
Units Outstanding (in thousands)	1,026	404	—	589	1,582	389	982	2,612	4,112	74
Investment Income Ratio *	1.26%	2.25%	1.11%	1.22%	1.65%	0.95%	1.30%	1.64%	1.32%	0.82%

Period ended December 31, 2014

Net Assets (in thousands)	$7,768	$5,110	$8,031	$3,928	$10,217	$3,670	$5,967	$23,663	$27,429	$370
Units Outstanding (in thousands)	722	380	622	401	912	376	478	1,992	2,308	39
Investment Income Ratio *	0.94%	0.73%	4.70%	1.84%	0.48%	1.59%	0.63%	0.92%	0.73%	1.01%

Period ended December 31, 2013

Net Assets (in thousands)	$2,981	$2,259	$3,575	$1,251	$3,163	$2,397	$4,287	$9,543	$13,172	$284
Units Outstanding (in thousands)	284	175	298	129	291	245	355	825	1,142	29
Investment Income Ratio *	0.85%	0.09%	0.51%	0.47%	0.00%	0.00%	0.19%	0.48%	0.17%	0.00%

Period ended December 31, 2012

Net Assets (in thousands)	$797	$292	$1,463	$278	n/a	n/a	$890	$2,455	$4,377	n/a
Units Outstanding (in thousands)	76	28	141	28	n/a	n/a	87	235	420	n/a
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	n/a	n/a	0.00%	0.00%	0.00%	n/a

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Tactical ETF Conservative Fund (a)	JNL Tactical ETF Growth Fund (a)	JNL Tactical ETF Moderate Fund (a)	JNL/American Funds Global Growth Fund (d)	JNL/American Funds Growth Fund (a)	JNL/AQR Risk Parity Fund (d)	JNL/BlackRock Global Long Short Credit Fund (c)	JNL/DFA U.S. Micro Cap Fund (b)	JNL/DoubleLine Total Return Fund (d)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (c)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$11.057196	$12.539329	$11.940608	$11.632279	$15.134524	$9.465401	$9.750850	$13.531821	$10.235384	$9.835931
Total Return *	-0.97%	-1.24%	-1.09%	5.30%	5.12%	-11.42%	-2.57%	-6.02%	-1.17%***	0.74%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	2.46%	1.25%

Period ended December 31, 2014

Unit Value	$11.165416	$12.696714	$12.072143	$11.046631	$14.397508	$10.686224	$10.008388	$14.398510	$10.478404	$9.763528
Total Return *	2.74%	3.26%	3.23%	0.79%	6.64%	6.61%	-0.07%	0.78%	5.17%	3.43%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2013

Unit Value	$10.868066	$12.295748	$11.694231	$10.960114	$13.500798	$10.023693	$10.015287	$14.286772	$9.963773	$9.440133
Total Return *	5.27%	17.00%	12.29%	4.41%***	27.84%	-1.51%***	0.31%***	41.85%	-0.80%***	-5.90%***
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2012

Unit Value	$10.323518	$10.508894	$10.413985	n/a	$10.560607	n/a	n/a	$10.071412	n/a	n/a
Total Return *	5.41%***	5.47%***	2.70%***	n/a	2.78%***	n/a	n/a	3.58%***	n/a	n/a
Ratio of Expenses **	1.25%	1.25%	1.25%	n/a	1.25%	n/a	n/a	1.25%	n/a	n/a

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) Commencement of operations September 16, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Tactical ETF Conservative Fund (a)	JNL Tactical ETF Growth Fund (a)	JNL Tactical ETF Moderate Fund (a)	JNL/American Funds Global Growth Fund (d)	JNL/American Funds Growth Fund (a)	JNL/AQR Risk Parity Fund (d)	JNL/BlackRock Global Long Short Credit Fund (c)	JNL/DFA U.S. Micro Cap Fund (b)	JNL/DoubleLine Total Return Fund (d)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (c)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$11.165503	$12.736262	$12.128067	$11.739421	$15.372191	$9.519610	$9.855677	$13.711652	$10.619877	$9.941726
Total Return *	-0.72%	-0.84%	-0.69%	5.72%	5.54%	-11.20%	-2.18%	-5.64%	0.83%	-1.14%***
Ratio of Expenses **	1.00%	0.85%	0.85%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$11.246631	$12.844628	$12.212727	$11.103859	$14.565207	$10.720593	$10.075604	$14.531633	$10.532614	$9.804489
Total Return *	2.99%	0.46%***	3.65%	1.99%***	7.07%	6.88%	-1.18%***	7.80%***	5.59%	3.68%
Ratio of Expenses **	1.00%	0.85%	0.85%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%	1.00%

Period ended December 31, 2013

Unit Value	$10.919785	$12.354317	$11.783178	$10.968059	$13.603532	$10.030855	$10.032095	$14.333220	$9.975345	$9.456052
Total Return *	5.54%	17.30%	9.33%***	8.41%***	10.03%***	-2.10%***	0.54%***	42.21%	-1.62%***	-1.55%***
Ratio of Expenses **	1.00%	1.00%	0.85%	1.00%	0.85%	1.00%	1.00%	1.00%	0.85%	1.00%

Period ended December 31, 2012

Unit Value	$10.346749	$10.532592	$10.437409	n/a	$10.584333	n/a	n/a	$10.079057	n/a	n/a
Total Return *	3.79%***	0.75%***	5.42%***	n/a	7.76%***	n/a	n/a	6.20%***	n/a	n/a
Ratio of Expenses **	1.00%	1.00%	1.00%	n/a	1.00%	n/a	n/a	1.00%	n/a	n/a

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) Commencement of operations September 16, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Tactical ETF Conservative Fund (a)	JNL Tactical ETF Growth Fund (a)	JNL Tactical ETF Moderate Fund (a)	JNL/American Funds Global Growth Fund (d)	JNL/American Funds Growth Fund (a)	JNL/AQR Risk Parity Fund (d)	JNL/BlackRock Global Long Short Credit Fund (c)	JNL/DFA U.S. Micro Cap Fund (b)	JNL/DoubleLine Total Return Fund (d)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (c)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$6,362	$9,705	$15,585	$5,206	$14,176	$1,417	$3,620	$2,124	$28,618	$1,374
Units Outstanding (in thousands)	572	767	1,293	445	929	149	369	156	2,721	139
Investment Income Ratio *	1.09%	1.14%	1.06%	0.44%	0.57%	36.53%	5.76%	0.00%	2.32%	6.87%

Period ended December 31, 2014

Net Assets (in thousands)	$5,385	$6,827	$10,651	$1,914	$7,896	$1,064	$2,205	$2,493	$8,702	$904
Units Outstanding (in thousands)	480	534	876	173	545	99	220	172	829	92
Investment Income Ratio *	0.82%	0.80%	0.74%	0.23%	0.29%	0.00%	0.00%	0.00%	0.53%	0.00%

Period ended December 31, 2013

Net Assets (in thousands)	$4,758	$4,407	$7,820	$290	$3,384	$70	$775	$1,029	$463	$268
Units Outstanding (in thousands)	437	357	666	26	250	7	77	72	46	28
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	0.19%	0.00%	0.00%	1.03%	0.00%	0.00%

Period ended December 31, 2012

Net Assets (in thousands)	$1,394	$801	$1,451	n/a	$445	n/a	n/a	$14	n/a	n/a
Units Outstanding (in thousands)	135	76	139	n/a	42	n/a	n/a	1	n/a	n/a
Investment Income Ratio *	2.89%	1.53%	2.05%	n/a	0.00%	n/a	n/a	0.00%	n/a	n/a

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) Commencement of operations September 16, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)
	JNL/Epoch Global Shareholder Yield Fund (a)	JNL/FAMCO Flex Core Covered Call Fund (a)	JNL/Franklin Templeton Natural Resources Fund (a) (e)	JNL/Lazard International Strategic Equity Fund (c)	JNL/MC Frontier Markets 100 Index Fund (b)	JNL/Neuberger Berman Currency Fund (b)	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (d)	JNL/Nicholas Convertible Arbitrage Fund (a)	JNL/PIMCO Credit Income Fund (a)	JNL/PPM America Long Short Credit Fund (c)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$12.681527	$11.629381	$5.723891	$11.546871	$8.577292	$10.011404	$5.679845	$9.695055	$10.331816	$9.332169
Total Return *	-6.17%	-4.41%	-22.34%	3.11%	-15.99%	0.62%	-26.00%	-4.16%	-1.35%***	-4.94%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	2.02%	1.25%

Period ended December 31, 2014

Unit Value	$13.515080	$12.166246	$7.370542	$11.198173	$10.210125	$9.949288	$7.675001	$10.116375	$10.884006	$9.816721
Total Return *	4.74%	7.49%	-21.58%	-2.65%	-16.03%	2.08%	-22.03%***	-2.30%	6.28%	-2.66%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2013

Unit Value	$12.903844	$11.319004	$9.399200	$11.502659	$12.159633	$9.746259	n/a	$10.354499	$10.241175	$10.084773
Total Return *	19.27%***	11.31%	7.30%	15.57%***	8.67%***	-3.13%	n/a	2.06%	-2.92%	3.04%***
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	n/a	1.25%	1.25%	1.25%

Period ended December 31, 2012

Unit Value	$10.609000	$10.169153	$8.760110	n/a	$10.408022	$10.061422	n/a	$10.145372	$10.549023	n/a
Total Return *	1.28%***	0.34%***	-3.74%***	n/a	1.64%***	0.77%***	n/a	1.88%***	4.88%***	n/a
Ratio of Expenses **	1.10%	1.25%	1.25%	n/a	1.00%	1.25%	n/a	1.25%	1.25%	n/a

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) Commencement of operations April 28, 2014.
(e) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements. Unit values disclosed are as of September 25, 2015.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)
	JNL/Epoch Global Shareholder Yield Fund (a)	JNL/FAMCO Flex Core Covered Call Fund (a)	JNL/Franklin Templeton Natural Resources Fund (a) (e)	JNL/Lazard International Strategic Equity Fund (c)	JNL/MC Frontier Markets 100 Index Fund (b)	JNL/Neuberger Berman Currency Fund (b)	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (d)	JNL/Nicholas Convertible Arbitrage Fund (a)	JNL/PIMCO Credit Income Fund (a)	JNL/PPM America Long Short Credit Fund (c)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$12.880997	$11.812166	$5.807582	$11.671070	$8.691580	$10.094468	$5.717924	$9.847698	$10.814407	$9.432437
Total Return *	-5.79%	-4.03%	-22.11%	-7.68%***	-15.66%	0.88%	0.15%***	-3.78%	-1.78%	-4.56%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$13.672846	$12.308118	$7.456395	$11.245149	$10.304910	$10.006806	$7.687721	$10.234637	$11.010872	$9.882596
Total Return *	-2.03%***	7.92%	-21.27%	-2.40%	-19.04%***	2.34%	-22.75%***	-1.91%	6.70%	-2.27%
Ratio of Expenses **	0.85%	0.85%	0.85%	1.00%	0.85%	1.00%	1.00%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$12.965454	$11.405273	$9.470733	$11.522068	$12.200676	$9.778111	n/a	$10.433734	$10.319164	$10.111911
Total Return *	22.10%	3.60%***	7.73%	22.24%***	17.22%	-2.89%	n/a	2.47%	-0.55%***	1.41%***
Ratio of Expenses **	1.00%	0.85%	0.85%	1.00%	1.00%	1.00%	n/a	0.85%	0.85%	0.85%

Period ended December 31, 2012

Unit Value	$10.618625	$10.191700	$8.791537	n/a	$10.408022	$10.069089	n/a	$10.182201	$10.572784	n/a
Total Return *	1.47%***	-1.03%***	14.55%***	n/a	0.86%***	-0.70%***	n/a	3.40%***	3.46%***	n/a
Ratio of Expenses **	1.00%	1.00%	0.85%	n/a	1.00%	1.00%	n/a	0.85%	1.00%	n/a

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) Commencement of operations April 28, 2014.
(e) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements. Unit values disclosed are as of September 25, 2015.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Epoch Global Shareholder Yield Fund (a)	JNL/FAMCO Flex Core Covered Call Fund (a)	JNL/Franklin Templeton Natural Resources Fund (a) (e)	JNL/Lazard International Strategic Equity Fund (c)	JNL/MC Frontier Markets 100 Index Fund (b)	JNL/Neuberger Berman Currency Fund (b)	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (d)	JNL/Nicholas Convertible Arbitrage Fund (a)	JNL/PIMCO Credit Income Fund (a)	JNL/PPM America Long Short Credit Fund (c)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$2,756	$11,651	$—	$3,036	$769	$736	$434	$9,104	$4,737	$514
Units Outstanding (in thousands)	216	994	—	262	89	73	76	932	441	55
Investment Income Ratio *	1.67%	1.99%	3.70%	1.01%	17.42%	1.84%	0.00%	1.17%	2.27%	3.29%

Period ended December 31, 2014

Net Assets (in thousands)	$2,947	$8,762	$1,577	$892	$756	$744	$126	$6,133	$2,599	$476
Units Outstanding (in thousands)	217	716	213	79	74	74	16	603	237	48
Investment Income Ratio *	0.00%	0.03%	0.00%	0.00%	4.55%	0.00%	0.00%	0.94%	0.06%	1.97%

Period ended December 31, 2013

Net Assets (in thousands)	$1,954	$4,697	$1,284	$278	$394	$622	n/a	$3,463	$1,124	$257
Units Outstanding (in thousands)	151	413	136	24	32	64	n/a	333	109	25
Investment Income Ratio *	5.38%	2.12%	0.00%	0.00%	0.00%	1.42%	n/a	0.01%	1.99%	0.00%

Period ended December 31, 2012

Net Assets (in thousands)	$141	$1,104	$474	n/a	$1	$184	n/a	$1,101	$640	n/a
Units Outstanding (in thousands)	13	108	54	n/a	—	18	n/a	108	61	n/a
Investment Income Ratio *	4.29%	2.91%	1.42%	n/a	0.00%	0.00%	n/a	0.00%	1.92%	n/a

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) Commencement of operations April 28, 2014.
(e) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Capital Appreciation Fund (c)	JNL/The Boston Company Equity Income Fund (a)	JNL/The London Company Focused U.S. Equity Fund (c)	JNL/Van Eck International Gold Fund (b)	JNL/WCM Focused International Equity Fund (c)	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A

Highest expense ratio
Period ended December 31, 2015

Unit Value	$11.964387	$15.431350	$10.879032	$3.107312	$10.713150	$15.617926	$10.240816	$11.372665	$11.108196	$14.925908
Total Return *	3.21%	-2.94%	-2.64%	-27.51%	4.47%	-4.29%	-5.09%	-4.30%	-4.38%	-4.71%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	2.56%	2.56%	2.57%	2.46%	2.56%

Period ended December 31, 2014

Unit Value	$11.592746	$15.899410	$11.174001	$4.286291	$10.254878	$16.317361	$10.790542	$11.883565	$11.616939	$15.663060
Total Return *	10.34%	9.69%	2.23%	-7.30%	-2.17%	-0.93%	2.33%	2.68%	2.51%	-0.37%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	2.56%	2.56%	2.57%	2.46%	2.56%

Period ended December 31, 2013

Unit Value	$10.506294	$14.494422	$10.930253	$4.623618	$10.481868	$16.470486	$10.545024	$11.573814	$11.332690	$15.720968
Total Return *	5.33%***	35.12%	9.47%***	-48.54%	6.50%***	6.73%	20.92%	14.14%	19.70%	11.00%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	2.56%	2.56%	2.57%	2.46%	2.56%

Period ended December 31, 2012

Unit Value	n/a	$10.727021	n/a	$8.985544	n/a	$15.432167	$8.720397	$10.140190	$9.467785	$14.163042
Total Return *	n/a	11.78%***	n/a	-15.10%***	n/a	8.14%	11.68%	10.42%	11.43%	6.71%***
Ratio of Expenses **	n/a	1.25%	n/a	1.25%	n/a	2.56%	2.56%	2.57%	2.46%	2.56%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	$14.270232	$7.808324	$9.183228	$8.496595	$13.107121
Total Return *	n/a	n/a	n/a	n/a	n/a	-7.82%	5.91%***	-1.83%	-3.27%	-4.94%
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	2.56%	2.56%	2.57%	2.46%	2.47%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations September 16, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Capital Appreciation Fund (c)	JNL/The Boston Company Equity Income Fund (a)	JNL/The London Company Focused U.S. Equity Fund (c)	JNL/Van Eck International Gold Fund (b)	JNL/WCM Focused International Equity Fund (c)	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$12.074545	$15.674033	$10.941439	$3.148663	$10.811670	$17.348920	$11.829843	$13.147557	$12.716539	$16.358927
Total Return *	3.62%	1.98%***	-2.40%	-27.22%	4.89%	-6.12%***	-3.55%	-2.74%	-2.92%	-3.40%
Ratio of Expenses **	0.85%	0.85%	1.00%	0.85%	0.85%	1.00%	0.95%	0.95%	0.95%	1.20%

Period ended December 31, 2014

Unit Value	$11.652775	$16.015559	$11.210045	$4.325990	$10.307884	$17.641612	$12.265779	$13.517452	$13.099668	$16.934824
Total Return *	10.78%	9.97%	2.49%	-6.92%	-1.46%***	-0.74%***	3.99%	4.35%	4.07%	0.99%
Ratio of Expenses **	0.85%	1.00%	1.00%	0.85%	0.85%	1.20%	0.95%	0.95%	0.95%	1.20%

Period ended December 31, 2013

Unit Value	$10.518513	$14.563853	$10.938148	$4.647816	$10.490219	$17.524884	$11.795248	$12.953616	$12.587668	$16.768105
Total Return *	2.62%***	35.46%	9.74%***	-20.24%***	2.57%***	8.13%	22.89%	16.00%	21.52%	12.52%
Ratio of Expenses **	0.85%	1.00%	1.00%	0.85%	1.00%	1.25%	0.95%	0.95%	0.95%	1.20%

Period ended December 31, 2012

Unit Value	n/a	$10.751499	n/a	$8.992422	n/a	$16.206761	$9.598504	$11.166780	$10.358582	$14.902370
Total Return *	n/a	15.43%***	n/a	-12.71%***	n/a	9.56%	13.50%	12.23%	13.13%	9.82%
Ratio of Expenses **	n/a	1.00%	n/a	1.00%	n/a	1.25%	0.95%	0.95%	0.95%	1.20%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	$14.792110	$8.456944	$9.949985	$9.156359	$13.570222
Total Return *	n/a	n/a	n/a	n/a	n/a	-6.60%	-4.05%	-0.23%***	-1.80%***	-3.73%
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	1.25%	0.95%	0.95%	0.95%	1.20%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations September 16, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Capital Appreciation Fund (c)	JNL/The Boston Company Equity Income Fund (a)	JNL/The London Company Focused U.S. Equity Fund (c)	JNL/Van Eck International Gold Fund (b)	JNL/WCM Focused International Equity Fund (c)	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$15,980	$12,552	$861	$1,398	$779	$17,691	$48,060	$84,073	$99,289	$76,882
Units Outstanding (in thousands)	1,330	807	79	447	72	1,049	4,281	6,740	8,228	4,804
Investment Income Ratio *	0.03%	0.89%	0.21%	3.67%	0.03%	1.88%	2.44%	2.46%	2.47%	2.32%

Period ended December 31, 2014

Net Assets (in thousands)	$3,540	$4,351	$624	$1,326	$486	$15,670	$47,102	$79,706	$92,863	$83,313
Units Outstanding (in thousands)	305	272	56	308	47	907	4,024	6,188	7,431	5,013
Investment Income Ratio *	1.16%	0.08%	0.03%	0.30%	0.00%	1.46%	1.70%	2.22%	1.87%	1.81%

Period ended December 31, 2013

Net Assets (in thousands)	$530	$2,481	$135	$672	$23	$18,921	$32,238	$69,637	$78,307	$74,335
Units Outstanding (in thousands)	50	171	12	145	2	1,096	2,849	5,610	6,488	4,503
Investment Income Ratio *	0.52%	1.71%	0.00%	0.23%	0.00%	0.65%	1.02%	1.37%	1.19%	2.10%

Period ended December 31, 2012

Net Assets (in thousands)	n/a	$258	n/a	$182	n/a	$42,386	$17,076	$49,738	$51,479	$57,285
Units Outstanding (in thousands)	n/a	24	n/a	20	n/a	2,641	1,847	4,626	5,144	3,894
Investment Income Ratio *	n/a	2.90%	n/a	0.00%	n/a	2.42%	1.18%	1.53%	1.44%	1.64%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	$44,014	$12,883	$35,387	$34,824	$38,069
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	3,000	1,572	3,672	3,912	2,833
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	0.68%	1.18%	1.41%	1.10%	1.03%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations September 16, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Institutional Alt 35 Fund - A	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A (c)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A (b)	JNL/American Funds Balanced Allocation Fund - A (a)	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A

Highest expense ratio
Period ended December 31, 2015

Unit Value	$15.382780	$15.273454	$9.489056	$27.848275	$14.104043	$9.893266	$11.451350	$14.906859	$9.246058	$11.923689
Total Return *	-4.66%	-4.53%	-3.11%***	-7.42%	-12.05%	-2.91%	0.00%***	-5.67%	-6.89%	-2.57%
Ratio of Expenses **	2.46%	2.56%	1.25%	2.92%	2.92%	1.25%	2.40%	2.46%	2.81%	2.56%

Period ended December 31, 2014

Unit Value	$16.134780	$15.997925	n/a	$30.079750	$16.035604	$10.190133	$11.769809	$15.802258	$9.930369	$12.238466
Total Return *	-0.57%	-0.71%	n/a	-0.16%	-2.73%	-1.31%***	0.64%***	12.20%	-1.63%	-0.77%
Ratio of Expenses **	2.46%	2.56%	n/a	2.92%	2.92%	1.25%	2.32%	2.46%	2.81%	2.56%

Period ended December 31, 2013

Unit Value	$16.227927	$16.112535	n/a	$30.128593	$16.486449	n/a	$11.555447	$14.084479	$10.094860	$12.333247
Total Return *	9.72%	7.56%	n/a	26.72%	30.52%	n/a	12.63%	29.21%	-5.64%	24.67%
Ratio of Expenses **	2.46%	2.56%	n/a	2.92%	2.92%	n/a	2.31%	2.46%	2.81%	2.56%

Period ended December 31, 2012

Unit Value	$14.789750	$14.979408	n/a	$23.775844	$12.631682	n/a	$10.260003	$10.900227	$10.698246	$9.893015
Total Return *	8.62%	8.07%	n/a	10.55%	14.23%	n/a	8.40%***	10.67%	2.82%	10.28%***
Ratio of Expenses **	2.46%	2.56%	n/a	2.92%	2.92%	n/a	2.31%	2.46%	2.81%	2.56%

Period ended December 31, 2011

Unit Value	$13.616571	$13.861468	n/a	$21.507223	$11.058315	n/a	n/a	$9.849416	$10.404360	$8.623965
Total Return *	-8.03%***	-7.05%	n/a	-5.11%	-5.52%	n/a	n/a	-3.64%	1.44%	-21.38%
Ratio of Expenses **	2.46%	2.56%	n/a	2.92%	2.92%	n/a	n/a	2.46%	2.81%	2.46%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 30, 2012.
(b) Commencement of operations April 28, 2014.
(c) Commencement of operations April 27, 2015.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Institutional Alt 35 Fund - A	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A (c)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A (b)	JNL/American Funds Balanced Allocation Fund - A (a)	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$16.801610	$16.743560	$9.514887	$41.518296	$17.586708	$9.959834	$11.942954	$16.008925	$10.128721	$12.878624
Total Return *	-3.40%	-3.22%	-1.80%***	-0.67%***	-10.21%	-4.28%***	-1.39%	-4.47%	-5.38%	-1.24%
Ratio of Expenses **	1.15%	1.20%	0.85%	0.85%	0.85%	0.85%	1.25%	1.20%	1.20%	1.20%

Period ended December 31, 2014

Unit Value	$17.393606	$17.300850	n/a	$41.965265	$19.585550	$10.207381	$12.111004	$16.757992	$10.704602	$13.040099
Total Return *	-0.16%***	0.65%	n/a	1.67%	-0.70%	0.81%***	2.36%***	13.62%	-0.03%	0.59%
Ratio of Expenses **	1.15%	1.20%	n/a	1.10%	0.85%	1.00%	1.25%	1.20%	1.20%	1.20%

Period ended December 31, 2013

Unit Value	$17.144008	$17.189416	n/a	$41.275268	$19.723682	n/a	$11.742381	$14.749397	$10.708113	$12.963556
Total Return *	8.33%***	9.04%	n/a	29.05%	2.40%***	n/a	13.71%	30.85%	-4.11%	26.37%
Ratio of Expenses **	1.30%	1.20%	n/a	1.10%	0.85%	n/a	1.35%	1.20%	1.20%	1.20%

Period ended December 31, 2012

Unit Value	$15.416154	$15.764688	n/a	$31.984710	$14.633484	n/a	$10.326225	$11.271931	$11.166907	$10.258146
Total Return *	9.83%	9.55%	n/a	8.78%	11.16%***	n/a	5.95%***	12.07%	4.50%	16.49%
Ratio of Expenses **	1.35%	1.20%	n/a	1.10%	1.00%	n/a	1.35%	1.20%	1.20%	1.20%

Period ended December 31, 2011

Unit Value	$14.036179	$14.390549	n/a	$28.409569	$12.358621	n/a	n/a	$10.057527	$10.686235	$8.806076
Total Return *	-5.10%	-5.76%	n/a	-3.38%	-9.55%***	n/a	n/a	-2.43%	3.08%	-20.39%
Ratio of Expenses **	1.35%	1.20%	n/a	1.10%	1.25%	n/a	n/a	1.20%	1.20%	1.20%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 30, 2012.
(b) Commencement of operations April 28, 2014.
(c) Commencement of operations April 27, 2015.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Institutional Alt 35 Fund - A	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A (c)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A (b)	JNL/American Funds Balanced Allocation Fund - A (a)	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$84,508	$111,009	$469	$70,079	$38,893	$2,234	$64,398	$132,011	$24,592	$28,735
Units Outstanding (in thousands)	5,175	6,794	49	1,948	2,369	225	5,454	8,427	2,479	2,277
Investment Income Ratio *	2.29%	2.26%	0.00%	0.00%	0.32%	0.00%	1.28%	2.45%	1.31%	0.00%

Period ended December 31, 2014

Net Assets (in thousands)	$95,505	$123,667	n/a	$74,057	$47,879	$1,576	$40,269	$127,385	$25,887	$23,636
Units Outstanding (in thousands)	5,630	7,301	n/a	1,933	2,608	154	3,354	7,747	2,462	1,844
Investment Income Ratio *	1.64%	1.56%	n/a	0.00%	0.41%	1.32%	1.03%	1.25%	0.01%	0.22%

Period ended December 31, 2013

Net Assets (in thousands)	$93,592	$114,337	n/a	$71,984	$36,575	n/a	$22,788	$69,306	$21,683	$20,367
Units Outstanding (in thousands)	5,536	6,768	n/a	1,910	1,973	n/a	1,948	4,763	2,054	1,592
Investment Income Ratio *	1.79%	1.32%	n/a	0.08%	0.93%	n/a	0.88%	1.19%	2.13%	0.67%

Period ended December 31, 2012

Net Assets (in thousands)	$65,669	$94,136	n/a	$46,089	$22,557	n/a	$5,737	$40,132	$20,921	$13,337
Units Outstanding (in thousands)	4,299	6,055	n/a	1,576	1,615	n/a	557	3,594	1,893	1,313
Investment Income Ratio *	1.85%	1.94%	n/a	0.00%	0.27%	n/a	0.00%	1.02%	1.98%	0.74%

Period ended December 31, 2011

Net Assets (in thousands)	$40,356	$58,074	n/a	$38,957	$16,217	n/a	n/a	$23,678	$16,600	$8,653
Units Outstanding (in thousands)	2,891	4,076	n/a	1,490	1,345	n/a	n/a	2,368	1,563	988
Investment Income Ratio *	0.97%	0.86%	n/a	0.00%	0.32%	n/a	n/a	0.67%	1.01%	0.36%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations April 30, 2012.
(b) Commencement of operations April 28, 2014.
(c) Commencement of operations April 27, 2015.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A (c)	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A (a)	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A (d)	JNL/Brookfield Global Infrastructure and MLP Fund - A (b)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$15.365214	$12.059572	$10.521271	$9.701383	$10.783332	$10.961929	$31.428639	$6.068285	$10.282456	$12.009328
Total Return *	-1.44%	-2.03%	-7.28%	-6.01%	-7.76%***	-3.84%	3.14%	-26.04%	4.67%	-20.53%
Ratio of Expenses **	2.46%	2.42%	2.60%	2.56%	2.32%	2.56%	2.95%	3.06%	1.25%	2.46%

Period ended December 31, 2014

Unit Value	$15.589418	$12.309648	$11.346974	$10.321385	$11.192544	$11.399499	$30.470480	$8.205309	$9.823942	$15.111540
Total Return *	7.51%	1.58%	-5.52%	-10.53%	7.73%	-0.72%	5.72%	-16.83%	0.12%***	4.74%
Ratio of Expenses **	2.46%	2.42%	2.60%	2.56%	1.25%	2.56%	2.95%	3.06%	1.25%	2.46%

Period ended December 31, 2013

Unit Value	$14.500602	$12.118027	$12.010254	$11.536518	$10.389215	$11.482345	$28.821772	$9.865909	n/a	$14.427859
Total Return *	29.70%	17.97%	18.00%	8.08%	5.75%	11.42%	34.95%	6.21%	n/a	20.43%
Ratio of Expenses **	2.46%	2.42%	2.60%	2.56%	1.25%	2.56%	2.95%	3.06%	n/a	2.46%

Period ended December 31, 2012

Unit Value	$11.179782	$10.271827	$10.178122	$10.673864	$9.823886	$10.305240	$21.357364	$9.289162	n/a	$11.979817
Total Return *	14.07%	1.49%***	14.39%	13.45%***	6.56%***	6.81%	7.39%	-2.26%	n/a	15.78%
Ratio of Expenses **	2.46%	2.42%	2.60%	2.56%	1.25%	2.56%	2.95%	3.06%	n/a	2.46%

Period ended December 31, 2011

Unit Value	$9.800553	n/a	$8.897912	$9.345775	n/a	$9.648319	$19.887664	$9.503708	n/a	$10.347437
Total Return *	-4.67%	n/a	-19.11%***	-16.38%	n/a	-4.98%***	-2.17%	-10.15%	n/a	0.27%***
Ratio of Expenses **	2.46%	n/a	2.60%	2.46%	n/a	2.56%	2.95%	3.06%	n/a	2.46%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations August 29, 2011.
(b) Commencement of operations December 12, 2011.
(c) Commencement of operations April 30, 2012.
(d) Commencement of operations September 15, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A (c)	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A (a)	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A (d)	JNL/Brookfield Global Infrastructure and MLP Fund - A (b)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$16.831668	$12.658356	$11.614360	$10.478207	$11.493821	$11.985592	$45.101406	$7.396392	$10.335772	$12.818939
Total Return *	0.16%	-4.92%***	-5.65%	-4.72%	1.33%	-2.18%	4.97%	-24.39%	5.09%	-19.24%
Ratio of Expenses **	0.85%	1.10%	0.85%	1.20%	0.85%	0.85%	1.20%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$16.804671	$12.700410	$12.309618	$10.997262	$11.343225	$12.252701	$42.967791	$9.782508	$9.835465	$15.872384
Total Return *	9.25%	2.78%	-4.74%***	-9.31%	8.16%	0.99%	7.59%	-14.97%	0.17%***	6.44%
Ratio of Expenses **	0.85%	1.25%	0.85%	1.20%	0.85%	0.85%	1.20%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$15.381271	$12.357278	$12.733397	$12.125908	$10.487045	$12.132492	$39.937760	$11.505214	n/a	$14.912229
Total Return *	22.13%***	14.79%***	7.46%***	9.56%	6.18%	9.10%***	37.33%	8.58%	n/a	22.39%
Ratio of Expenses **	0.85%	1.25%	1.00%	1.20%	0.85%	0.85%	1.20%	0.85%	n/a	0.85%

Period ended December 31, 2012

Unit Value	$11.622914	$10.346059	$10.563954	$11.067687	$9.876802	$10.668681	$29.081001	$10.595859	n/a	$12.184240
Total Return *	-0.19%***	2.62%***	-1.86%	15.97%	3.82%***	0.79%***	9.29%	14.31%***	n/a	13.75%***
Ratio of Expenses **	1.00%	1.35%	1.20%	1.20%	0.85%	1.00%	1.20%	0.85%	n/a	0.85%

Period ended December 31, 2011

Unit Value	$10.007812	n/a	$9.106416	$9.543319	n/a	$9.809639	$26.608782	$10.420986	n/a	$10.353105
Total Return *	-3.47%	n/a	-15.40%	-15.32%	n/a	-4.97%	-0.45%	-8.47%	n/a	1.63%***
Ratio of Expenses **	1.20%	n/a	1.20%	1.20%	n/a	1.20%	1.20%	1.20%	n/a	1.35%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations August 29, 2011.
(b) Commencement of operations December 12, 2011.
(c) Commencement of operations April 30, 2012.
(d) Commencement of operations September 15, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A (c)	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A (a)	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A (d)	JNL/Brookfield Global Infrastructure and MLP Fund - A (b)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$169,248	$43,553	$53,202	$37,690	$13,833	$170,802	$63,323	$42,216	$1,855	$52,589
Units Outstanding (in thousands)	10,413	3,497	4,760	3,677	1,215	14,721	1,572	6,050	180	4,197
Investment Income Ratio *	0.79%	1.12%	0.88%	0.87%	9.65%	2.12%	0.00%	0.49%	0.00%	1.73%

Period ended December 31, 2014

Net Assets (in thousands)	$128,384	$29,908	$37,524	$34,440	$6,589	$150,194	$40,302	$47,648	$273	$67,480
Units Outstanding (in thousands)	7,862	2,375	3,150	3,190	584	12,596	1,070	5,144	28	4,326
Investment Income Ratio *	0.70%	0.79%	0.76%	0.86%	2.75%	0.63%	0.00%	0.00%	0.00%	0.72%

Period ended December 31, 2013

Net Assets (in thousands)	$82,480	$15,516	$29,626	$29,110	$5,106	$112,382	$32,979	$50,906	n/a	$28,526
Units Outstanding (in thousands)	5,490	1,262	2,377	2,436	489	9,465	957	4,648	n/a	1,935
Investment Income Ratio *	0.82%	0.64%	0.82%	0.57%	4.80%	0.63%	0.03%	0.40%	n/a	0.93%

Period ended December 31, 2012

Net Assets (in thousands)	$48,188	$4,260	$19,107	$21,332	$1,647	$66,293	$24,075	$43,540	n/a	$4,763
Units Outstanding (in thousands)	4,205	413	1,827	1,948	167	6,292	971	4,294	n/a	393
Investment Income Ratio *	0.80%	0.00%	1.19%	1.07%	0.00%	0.00%	0.15%	0.00%	n/a	0.06%

Period ended December 31, 2011

Net Assets (in thousands)	$29,983	n/a	$11,987	$13,117	n/a	$18,579	$21,851	$40,160	n/a	$350
Units Outstanding (in thousands)	3,012	n/a	1,324	1,383	n/a	1,902	977	3,939	n/a	34
Investment Income Ratio *	0.55%	n/a	0.75%	0.63%	n/a	0.57%	0.33%	0.62%	n/a	0.00%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations August 29, 2011.
(b) Commencement of operations December 12, 2011.
(c) Commencement of operations April 30, 2012.
(d) Commencement of operations September 15, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A	JNL/Causeway International Value Select Fund - A	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Shiller Enhanced CAPE Fund - A (b)	JNL/Eastspring Investments Asia ex-Japan Fund - A	JNL/Eastspring Investments China-India Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A (a)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$9.030447	$26.047062	$8.720820	$17.346364	$10.954685	$6.327309	$6.608352	$9.732670	$8.796670	$10.604347
Total Return *	-5.38%	-0.28%	-7.03%	-5.41%	3.11%***	-18.94%	-7.67%	-8.89%	-9.12%	-6.48%
Ratio of Expenses **	4.00%	2.92%	3.67%	3.45%	1.25%	2.77%	2.81%	2.92%	2.92%	2.46%

Period ended December 31, 2014

Unit Value	$9.544048	$26.120657	$9.379997	$18.339006	n/a	$7.805575	$7.156934	$10.682032	$9.679582	$11.338854
Total Return *	-3.40%	-0.60%	-13.76%	6.10%	n/a	2.77%	8.31%	-0.29%	-5.17%	-2.87%
Ratio of Expenses **	4.00%	2.92%	3.67%	3.45%	n/a	2.77%	2.81%	2.92%	2.92%	2.46%

Period ended December 31, 2013

Unit Value	$9.879777	$26.277428	$10.876593	$17.283979	n/a	$7.594985	$6.607529	$10.712698	$10.207749	$11.673816
Total Return *	11.02%	19.69%	17.10%	30.59%	n/a	-8.61%	-5.05%	20.40%	26.60%	1.01%
Ratio of Expenses **	4.00%	2.92%	3.67%	3.45%	n/a	2.77%	2.81%	2.92%	2.92%	2.46%

Period ended December 31, 2012

Unit Value	$8.899463	$21.955160	$9.288562	$13.235343	n/a	$8.310648	$6.959027	$8.897691	$8.063049	$11.557034
Total Return *	8.60%	13.65%	12.92%	9.84%	n/a	19.19%	20.04%	12.61%	18.53%	8.29%***
Ratio of Expenses **	4.00%	2.92%	3.67%	3.45%	n/a	2.77%	2.81%	2.92%	2.92%	2.46%

Period ended December 31, 2011

Unit Value	$8.194877	$19.319006	$8.225484	$12.050048	n/a	$6.972502	$5.797024	$7.901322	$6.802345	$10.050974
Total Return *	-8.48%	-7.25%	-16.00%	-4.19%	n/a	-23.34%	-29.88%	-4.19%	-8.78%	0.51%***
Ratio of Expenses **	4.00%	2.92%	3.67%	3.45%	n/a	2.77%	2.81%	2.92%	2.92%	1.82%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations December 12, 2011.
(b) Commencement of operations September 28, 2015.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A	JNL/Causeway International Value Select Fund - A	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Shiller Enhanced CAPE Fund - A (b)	JNL/Eastspring Investments Asia ex-Japan Fund - A	JNL/Eastspring Investments China-India Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A (a)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$14.003186	$37.148065	$13.793209	$28.618220	$10.965968	$7.388843	$7.742140	$11.353265	$10.261495	$11.319229
Total Return *	-6.08%***	1.45%	-4.61%	-2.93%	-2.27%***	-17.37%	-16.76%***	-7.31%	-7.54%	-4.96%
Ratio of Expenses **	1.20%	1.20%	1.10%	0.85%	0.85%	0.85%	0.85%	1.20%	1.20%	0.85%

Period ended December 31, 2014

Unit Value	$14.287424	$36.617703	$14.459347	$29.480814	n/a	$8.941782	$8.135595	$12.248203	$11.098860	$11.909819
Total Return *	-0.70%	1.13%	-11.51%	8.89%	n/a	-0.64%***	10.29%	1.44%	-3.53%	-1.29%
Ratio of Expenses **	1.25%	1.20%	1.10%	0.85%	n/a	0.85%	1.00%	1.20%	1.20%	0.85%

Period ended December 31, 2013

Unit Value	$14.388763	$36.209240	$16.340932	$27.073038	n/a	$8.457573	$7.376329	$12.073890	$11.504855	$12.065777
Total Return *	14.11%	21.76%	20.15%	15.09%***	n/a	-6.98%	-3.32%	22.49%	28.80%	0.31%***
Ratio of Expenses **	1.25%	1.20%	1.10%	0.85%	n/a	1.00%	1.00%	1.20%	1.20%	0.85%

Period ended December 31, 2012

Unit Value	$12.609448	$29.737379	$13.600982	$19.712406	n/a	$9.092134	$7.629376	$9.857235	$8.932659	$11.736107
Total Return *	11.63%	15.62%***	15.87%	1.42%***	n/a	6.96%***	3.02%***	14.57%	20.60%	3.09%***
Ratio of Expenses **	1.25%	1.20%	1.10%	1.00%	n/a	1.00%	1.00%	1.20%	1.20%	1.00%

Period ended December 31, 2011

Unit Value	$11.295328	$25.507270	$11.737899	$17.247755	n/a	$7.418200	$6.177716	$8.603731	$7.407117	$10.053056
Total Return *	-5.94%	-5.69%	-13.82%	-1.92%	n/a	-22.17%	-28.78%	-6.63%***	-7.20%***	0.53%***
Ratio of Expenses **	1.25%	1.25%	1.10%	1.10%	n/a	1.25%	1.25%	1.20%	1.20%	1.40%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations December 12, 2011.
(b) Commencement of operations September 28, 2015.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A	JNL/Causeway International Value Select Fund - A	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Shiller Enhanced CAPE Fund - A (b)	JNL/Eastspring Investments Asia ex-Japan Fund - A	JNL/Eastspring Investments China-India Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A (a)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$21,515	$15,940	$34,218	$38,576	$590	$10,764	$28,450	$85,001	$28,795	$42,800
Units Outstanding (in thousands)	1,624	485	2,679	1,523	54	1,539	3,887	7,726	2,894	3,871
Investment Income Ratio *	0.74%	0.89%	3.35%	0.92%	0.00%	2.10%	0.90%	1.57%	2.34%	8.68%

Period ended December 31, 2014

Net Assets (in thousands)	$22,277	$14,413	$31,174	$32,781	n/a	$12,500	$32,124	$97,523	$29,405	$40,309
Units Outstanding (in thousands)	1,636	448	2,322	1,258	n/a	1,468	4,120	8,199	2,724	3,448
Investment Income Ratio *	0.89%	0.76%	2.01%	0.60%	n/a	1.06%	0.93%	1.66%	0.79%	3.98%

Period ended December 31, 2013

Net Assets (in thousands)	$23,593	$14,613	$31,060	$20,880	n/a	$10,589	$25,156	$90,996	$26,200	$28,988
Units Outstanding (in thousands)	1,717	463	2,046	877	n/a	1,296	3,537	7,741	2,335	2,435
Investment Income Ratio *	1.69%	1.26%	3.63%	1.00%	n/a	1.22%	0.90%	2.00%	1.30%	2.78%

Period ended December 31, 2012

Net Assets (in thousands)	$20,485	$11,953	$21,942	$9,008	n/a	$11,645	$26,375	$71,831	$15,856	$11,176
Units Outstanding (in thousands)	1,696	468	1,733	512	n/a	1,320	3,568	7,459	1,813	959
Investment Income Ratio *	2.03%	1.19%	4.83%	0.89%	n/a	0.68%	0.78%	2.20%	1.55%	0.34%

Period ended December 31, 2011

Net Assets (in thousands)	$18,675	$10,792	$17,379	$7,533	n/a	$7,751	$19,522	$61,514	$12,114	$—
Units Outstanding (in thousands)	1,722	491	1,586	482	n/a	1,060	3,207	7,295	1,665	—
Investment Income Ratio *	1.08%	0.94%	2.80%	0.58%	n/a	0.46%	0.36%	1.48%	0.96%	0.00%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations December 12, 2011.
(b) Commencement of operations September 28, 2015.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A (a)	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A

Highest expense ratio
Period ended December 31, 2015

Unit Value	$10.969979	$9.169448	$10.355809	$17.322827	$9.905667	$15.546390	$11.456501	$8.785144	$13.753062	$13.985391
Total Return *	-10.15%	1.10%	-7.07%	-2.87%	-14.76%	-11.70%	-4.45%	-12.10%***	-3.95%	-4.98%
Ratio of Expenses **	3.06%	2.65%	2.56%	3.30%	2.81%	3.06%	2.81%	1.25%	3.06%	3.06%

Period ended December 31, 2014

Unit Value	$12.209732	$9.069887	$11.144236	$17.834916	$11.621173	$17.606617	$11.989800	n/a	$14.318392	$14.718224
Total Return *	0.08%	-11.79%	4.59%	1.97%	-7.58%	9.72%	10.77%	n/a	11.56%	-2.78%
Ratio of Expenses **	3.06%	2.65%	2.56%	3.30%	2.81%	3.06%	2.81%	n/a	3.06%	3.06%

Period ended December 31, 2013

Unit Value	$12.200544	$10.281784	$10.655559	$17.489665	$12.573658	$16.046163	$10.824188	n/a	$12.834530	$15.139828
Total Return *	10.64%	28.95%	25.05%	-4.26%	-10.39%	28.73%	30.48%	n/a	-0.33%	15.39%
Ratio of Expenses **	3.06%	2.65%	2.56%	3.30%	2.81%	3.06%	2.81%	n/a	3.06%	3.06%

Period ended December 31, 2012

Unit Value	$11.026824	$7.973159	$8.521104	$18.268639	$14.032145	$12.464803	$8.295683	n/a	$12.877546	$13.120420
Total Return *	8.81%	23.93%	10.78%	4.26%	16.71%	14.45%	16.27%	n/a	24.44%	12.26%
Ratio of Expenses **	3.06%	2.65%	2.56%	3.30%	2.81%	3.06%	2.81%	n/a	3.06%	3.06%

Period ended December 31, 2011

Unit Value	$10.134060	$6.433521	$7.691597	$17.522972	$12.023017	$10.891241	$7.134821	n/a	$10.348752	$11.687458
Total Return *	-0.55%	-16.61%***	-3.16%	2.82%	-7.31%	-9.35%	-13.10%	n/a	-9.08%	-9.68%
Ratio of Expenses **	3.06%	2.65%	2.56%	3.30%	2.81%	3.06%	2.81%	n/a	3.06%	3.06%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 27, 2015.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A (a)	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$13.582740	$10.599748	$11.697168	$27.277521	$11.414527	$18.957723	$13.655452	$8.808979	$17.408382	$22.067470
Total Return *	-8.15%	2.93%	-5.80%	-0.71%	-13.07%	-10.04%	-2.56%	4.24%***	-1.80%	-2.86%
Ratio of Expenses **	0.85%	0.85%	1.20%	1.10%	0.85%	1.20%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$14.787315	$10.298121	$12.417678	$27.472760	$13.131425	$21.074348	$14.013717	n/a	$17.727799	$22.716170
Total Return *	2.28%***	-10.19%	6.02%	4.24%	-5.75%	11.78%	0.11%***	n/a	14.05%	-0.61%
Ratio of Expenses **	0.85%	0.85%	1.20%	1.10%	0.85%	1.20%	0.85%	n/a	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$14.287741	$11.466446	$11.712767	$26.354655	$13.931926	$18.852593	$12.107867	n/a	$15.543283	$22.856138
Total Return *	5.52%***	3.01%***	26.76%	-2.13%	-8.62%	31.15%	32.60%	n/a	1.89%	2.83%***
Ratio of Expenses **	1.00%	0.85%	1.20%	1.10%	0.85%	1.20%	1.20%	n/a	0.85%	0.85%

Period ended December 31, 2012

Unit Value	$12.482631	$8.667349	$9.240017	$26.929413	$15.246170	$14.374973	$9.131280	n/a	$15.254481	$18.868951
Total Return *	10.86%	17.64%***	12.30%	6.58%	13.03%***	16.60%	18.16%	n/a	16.75%***	8.78%***
Ratio of Expenses **	1.20%	1.00%	1.20%	1.10%	0.85%	1.20%	1.20%	n/a	0.85%	1.00%

Period ended December 31, 2011

Unit Value	$11.260011	$6.823433	$8.227627	$25.266640	$12.665430	$12.328155	$7.727713	n/a	$11.713852	$15.926058
Total Return *	1.31%	-15.40%	-1.84%	5.10%	-5.81%	-7.65%	-11.69%	n/a	-7.38%***	-7.99%
Ratio of Expenses **	1.20%	1.20%	1.20%	1.10%	1.20%	1.20%	1.20%	n/a	1.20%	1.20%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 27, 2015.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A (a)	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$141,626	$31,890	$43,430	$60,732	$9,817	$65,900	$37,637	$883	$72,203	$49,732
Units Outstanding (in thousands)	11,093	3,176	3,826	2,456	896	3,608	2,936	100	4,444	2,574
Investment Income Ratio *	4.18%	0.92%	3.38%	1.98%	0.00%	0.61%	0.00%	0.00%	2.88%	1.89%

Period ended December 31, 2014

Net Assets (in thousands)	$153,053	$24,693	$45,492	$59,549	$12,850	$64,650	$31,023	n/a	$63,128	$43,849
Units Outstanding (in thousands)	10,958	2,519	3,766	2,382	1,017	3,178	2,352	n/a	3,799	2,213
Investment Income Ratio *	3.41%	0.89%	0.79%	2.33%	1.68%	0.89%	0.08%	n/a	1.32%	1.13%

Period ended December 31, 2013

Net Assets (in thousands)	$115,313	$20,155	$40,022	$44,744	$15,020	$42,939	$11,686	n/a	$44,391	$33,600
Units Outstanding (in thousands)	8,409	1,837	3,499	1,862	1,116	2,353	990	n/a	3,035	1,687
Investment Income Ratio *	4.10%	1.01%	0.92%	3.03%	7.64%	0.42%	0.18%	n/a	3.41%	1.14%

Period ended December 31, 2012

Net Assets (in thousands)	$85,711	$13,432	$28,473	$41,804	$17,700	$26,407	$6,831	n/a	$36,326	$23,664
Units Outstanding (in thousands)	7,036	1,599	3,145	1,701	1,197	1,891	765	n/a	2,520	1,405
Investment Income Ratio *	4.68%	1.63%	1.55%	2.46%	0.00%	1.18%	0.39%	n/a	0.78%	1.73%

Period ended December 31, 2011

Net Assets (in thousands)	$67,216	$8,741	$22,395	$30,199	$17,233	$22,894	$5,277	n/a	$19,221	$18,854
Units Outstanding (in thousands)	6,100	1,302	2,771	1,310	1,378	1,902	696	n/a	1,688	1,283
Investment Income Ratio *	4.18%	1.46%	2.62%	2.07%	5.19%	0.86%	0.12%	n/a	2.67%	0.71%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations April 27, 2015.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Invesco Large Cap Growth Fund - A	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/Ivy Asset Strategy Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A	JNL/MC Bond Index Fund - A	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A (a) (b)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$13.463068	$16.744112	$18.249863	$11.211279	$30.003755	$12.113161	$8.630951	$11.359999	$10.098181	$12.823465
Total Return *	0.89%	-12.31%	-5.27%	-11.67%	0.05%	-3.48%	-21.14%	-4.65%	-3.87%	-9.50%
Ratio of Expenses **	4.00%	3.62%	3.60%	2.81%	2.92%	4.00%	3.06%	2.47%	3.82%	2.56%

Period ended December 31, 2014

Unit Value	$13.344782	$19.094955	$19.264517	$12.692315	$29.989944	$12.550201	$10.944539	$11.913933	$10.504440	$14.169340
Total Return *	4.08%	5.37%	4.17%	-6.70%	7.99%	1.27%	-8.11%	5.62%	1.66%	3.99%
Ratio of Expenses **	4.00%	3.62%	3.60%	2.81%	2.92%	4.00%	3.06%	2.47%	3.82%	2.56%

Period ended December 31, 2013

Unit Value	$12.821086	$18.122302	$18.493104	$13.603059	$27.770029	$12.393151	$11.910786	$11.280317	$10.333287	$13.625439
Total Return *	34.11%	26.25%	34.75%	20.23%	37.95%	-7.30%	-4.08%	24.59%	-6.38%	35.62%
Ratio of Expenses **	4.00%	3.62%	3.60%	2.81%	2.92%	4.00%	3.06%	2.47%	3.82%	2.56%

Period ended December 31, 2012

Unit Value	$9.560387	$14.354642	$13.724219	$11.314614	$20.131128	$13.368705	$12.416942	$9.054294	$11.037020	$10.046457
Total Return *	8.07%	3.90%	13.50%	14.00%	12.89%	-0.43%	18.51%	13.13%	-0.28%	-0.09%***
Ratio of Expenses **	4.00%	3.62%	3.60%	2.81%	2.92%	4.00%	3.06%	2.47%	3.82%	2.56%

Period ended December 31, 2011

Unit Value	$8.846506	$13.815382	$12.091397	$9.925279	$17.832882	$13.426724	$10.477346	$8.003769	$11.068043	n/a
Total Return *	-10.33%	-9.01%	-4.84%	-10.05%	-8.60%	5.54%	-20.22%	-4.47%	3.15%	n/a
Ratio of Expenses **	4.00%	3.62%	3.60%	2.81%	2.92%	4.00%	3.06%	2.47%	3.82%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 30, 2012.
(b) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements. Unit values disclosed are as of September 25, 2015.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Invesco Large Cap Growth Fund - A	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/Ivy Asset Strategy Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A	JNL/MC Bond Index Fund - A	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A (a) (b)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$20.308342	$26.247502	$26.947593	$12.673972	$45.994072	$23.200167	$10.686731	$12.681715	$15.284682	$13.407920
Total Return *	3.86%	-10.07%	-2.63%	-9.92%	2.14%	-1.04%***	-19.38%	-3.43%	-1.14%***	-8.62%
Ratio of Expenses **	1.10%	1.10%	0.85%	0.85%	0.85%	0.85%	0.85%	1.20%	0.85%	1.25%

Period ended December 31, 2014

Unit Value	$19.554490	$29.187687	$27.674168	$14.069742	$45.030983	$22.615493	$13.255177	$13.132237	$15.136551	$14.673252
Total Return *	7.15%	8.06%	7.08%***	-4.85%	10.25%	1.76%***	-6.06%	6.97%	4.56%	5.15%***
Ratio of Expenses **	1.10%	1.10%	0.85%	0.85%	0.85%	1.00%	0.85%	1.20%	1.00%	1.25%

Period ended December 31, 2013

Unit Value	$18.250068	$27.011558	$25.378300	$14.786626	$40.843386	$20.880817	$14.110089	$12.276911	$14.475854	$13.904075
Total Return *	38.05%	29.47%	38.30%	17.48%***	15.37%***	-4.66%	0.01%***	14.58%***	-3.70%	37.28%
Ratio of Expenses **	1.10%	1.10%	1.00%	0.85%	0.85%	1.20%	0.85%	1.20%	1.00%	1.35%

Period ended December 31, 2012

Unit Value	$13.219647	$20.863336	$18.350522	$12.001718	$28.245166	$21.902507	$14.245087	$9.702499	$15.031760	$10.128567
Total Return *	11.26%	6.56%	7.02%***	2.38%***	2.12%***	2.40%	6.77%***	14.52%	-0.04%***	6.40%***
Ratio of Expenses **	1.10%	1.10%	1.00%	1.00%	1.00%	1.20%	1.00%	1.25%	1.00%	1.35%

Period ended December 31, 2011

Unit Value	$11.881918	$19.578498	$15.356308	$10.292229	$23.739928	$21.388486	$11.641544	$8.472480	$14.509875	n/a
Total Return *	-7.70%	-6.69%	-2.58%	-8.59%***	-7.01%***	8.53%	-18.73%	-3.31%	5.98%	n/a
Ratio of Expenses **	1.10%	1.10%	1.25%	1.20%	1.20%	1.20%	1.20%	1.25%	1.10%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 30, 2012.
(b) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements. Unit values disclosed are as of September 25, 2015.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Invesco Large Cap Growth Fund - A	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/Ivy Asset Strategy Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A	JNL/MC Bond Index Fund - A	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A (a) (b)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$49,987	$24,976	$77,052	$98,690	$73,189	$48,575	$25,690	$39,426	$48,479	$—
Units Outstanding (in thousands)	2,624	1,038	3,131	8,128	1,850	2,424	2,549	3,199	3,478	—
Investment Income Ratio *	0.00%	0.35%	0.00%	0.68%	0.00%	2.31%	3.05%	1.98%	2.05%	0.39%

Period ended December 31, 2014

Net Assets (in thousands)	$41,508	$25,894	$53,056	$125,833	$50,238	$38,737	$33,154	$43,036	$40,787	$4,554
Units Outstanding (in thousands)	2,253	966	2,095	9,277	1,311	1,926	2,646	3,363	2,888	313
Investment Income Ratio *	0.06%	0.21%	0.00%	1.10%	0.00%	3.12%	1.63%	1.78%	3.42%	0.48%

Period ended December 31, 2013

Net Assets (in thousands)	$33,216	$23,526	$31,745	$122,561	$30,656	$34,446	$38,741	$41,074	$32,592	$2,305
Units Outstanding (in thousands)	1,924	947	1,338	8,545	900	1,782	2,894	3,423	2,413	167
Investment Income Ratio *	0.42%	0.20%	0.13%	1.41%	0.18%	3.23%	1.39%	2.04%	2.15%	0.80%

Period ended December 31, 2012

Net Assets (in thousands)	$21,018	$15,967	$15,231	$81,633	$17,299	$41,937	$45,233	$34,975	$32,939	$433
Units Outstanding (in thousands)	1,678	831	887	6,936	731	2,069	3,301	3,665	2,345	43
Investment Income Ratio *	0.00%	0.27%	0.00%	0.11%	0.00%	2.28%	2.02%	2.36%	2.34%	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	$16,200	$14,088	$10,988	$53,309	$19,639	$35,432	$41,161	$31,010	$28,141	n/a
Units Outstanding (in thousands)	1,433	782	743	5,225	945	1,791	3,618	3,710	2,044	n/a
Investment Income Ratio *	0.16%	0.68%	0.00%	0.16%	0.00%	2.62%	1.04%	1.48%	3.03%	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations April 30, 2012.
(b) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Emerging Markets Index Fund - A (a)	JNL/MC European 30 Fund - A	JNL/MC Global Alpha Fund - A (c)	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A (b)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$7.500752	$12.632821	$9.397514	$11.525579	$12.024823	$14.773234	$18.254028	$12.796770	$15.508081	$11.086493
Total Return *	-17.35%	-4.65%	3.23%	-4.09%	-4.79%	2.10%	-6.33%	-2.91%	-8.14%	-6.58%
Ratio of Expenses **	2.46%	2.80%	2.32%	2.70%	3.82%	2.77%	3.82%	3.82%	3.82%	1.25%

Period ended December 31, 2014

Unit Value	$9.075531	$13.249537	$9.103545	$12.016786	$12.630226	$14.469323	$19.488282	$13.180009	$16.881594	$11.867462
Total Return *	-6.03%	-6.07%	-3.61%	2.50%	-9.60%	0.39%	5.14%	8.83%	0.73%	24.63%
Ratio of Expenses **	2.46%	2.80%	2.32%	2.70%	3.82%	2.77%	3.82%	3.82%	3.82%	1.25%

Period ended December 31, 2013

Unit Value	$9.657680	$14.105397	$9.444736	$11.723567	$13.972251	$14.412854	$18.535898	$12.110445	$16.759446	$9.521931
Total Return *	-6.49%	3.12%***	-3.64%	20.45%	16.88%	9.58%	28.01%	26.71%	33.25%	-2.91%***
Ratio of Expenses **	2.46%	2.80%	2.32%	2.70%	3.82%	2.77%	3.82%	3.82%	3.82%	1.25%

Period ended December 31, 2012

Unit Value	$10.327566	$11.268651	$9.801287	$9.732936	$11.954577	$13.152889	$14.480131	$9.557977	$12.577766	n/a
Total Return *	11.21%***	6.00%	-4.15%	10.92%	13.58%	8.96%	12.84%	11.04%	11.53%	n/a
Ratio of Expenses **	2.46%	2.46%	2.32%	2.70%	3.82%	2.77%	3.82%	3.82%	3.82%	n/a

Period ended December 31, 2011

Unit Value	$9.041881	$10.631165	$10.225383	$8.774960	$10.525030	$12.071817	$12.832940	$8.607958	$11.277101	n/a
Total Return *	-0.09%***	-9.60%	0.52%	-4.68%***	-15.54%	-4.55%	-5.80%	-2.32%	-7.92%	n/a
Ratio of Expenses **	1.82%	2.46%	2.32%	2.70%	3.82%	2.77%	3.82%	3.82%	3.82%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations August 29, 2011.
(b) Commencement of operations April 29, 2013.
(c) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements. Unit values disclosed are as of April 24, 2015.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Emerging Markets Index Fund - A (a)	JNL/MC European 30 Fund - A	JNL/MC Global Alpha Fund - A (c)	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A (b)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$8.043708	$14.547985	$10.681371	$13.349777	$18.202432	$16.974580	$27.632298	$19.370958	$23.475290	$11.204632
Total Return *	-16.01%	-2.78%	8.59%	-2.45%	-1.92%	4.08%	-3.51%	0.02%	-5.37%	-6.21%
Ratio of Expenses **	0.85%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$9.577076	$14.963539	$9.836628	$13.684791	$18.559333	$16.309206	$28.637327	$19.367215	$24.806591	$11.946040
Total Return *	-4.50%	-11.61%***	-2.17%	2.01%***	-6.88%	-8.95%***	8.31%***	12.11%***	3.77%	13.01%***
Ratio of Expenses **	0.85%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$10.028636	$15.500182	$10.055260	$12.824234	$19.930516	$15.811938	$25.970550	$16.967550	$23.906405	$9.537029
Total Return *	-4.73%***	23.00%***	-2.21%	22.08%	16.38%***	11.54%	31.67%	30.33%	28.62%***	-3.95%***
Ratio of Expenses **	0.85%	1.00%	0.85%	1.35%	0.85%	1.00%	1.00%	1.00%	0.85%	1.00%

Period ended December 31, 2012

Unit Value	$10.531884	$11.860954	$10.282229	$10.504460	$16.283294	$14.176473	$19.723854	$13.018981	$17.132383	n/a
Total Return *	0.73%***	7.29%	-0.24%***	12.42%	2.01%***	0.31%***	3.32%***	-1.54%***	1.32%***	n/a
Ratio of Expenses **	1.00%	1.25%	0.85%	1.35%	1.00%	1.00%	1.00%	1.00%	1.00%	n/a

Period ended December 31, 2011

Unit Value	$9.038785	$11.055224	$10.451281	$9.343671	$13.662299	$12.679823	$16.658478	$11.285867	$14.638349	n/a
Total Return *	-0.03%***	-8.50%	1.51%	-3.39%	-13.31%	-3.09%	-3.31%	0.36%	-5.48%	n/a
Ratio of Expenses **	1.35%	1.25%	1.35%	1.35%	1.20%	1.25%	1.20%	1.10%	1.20%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations August 29, 2011.
(b) Commencement of operations April 29, 2013.
(c) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements. Unit values disclosed are as of April 24, 2015.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Emerging Markets Index Fund - A (a)	JNL/MC European 30 Fund - A	JNL/MC Global Alpha Fund - A (c)	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A (b)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$30,412	$31,683	$—	$71,785	$73,405	$16,987	$112,335	$306,397	$88,288	$3,031
Units Outstanding (in thousands)	3,889	2,279	—	5,654	4,422	1,046	4,454	17,304	4,112	272
Investment Income Ratio *	1.70%	1.99%	0.00%	1.80%	2.37%	2.35%	0.98%	1.51%	0.67%	1.33%

Period ended December 31, 2014

Net Assets (in thousands)	$27,610	$13,852	$3,029	$69,791	$61,638	$8,811	$91,315	$259,697	$74,714	$3,141
Units Outstanding (in thousands)	2,947	963	315	5,342	3,631	562	3,482	14,604	3,286	264
Investment Income Ratio *	1.30%	1.38%	10.72%	1.42%	3.52%	2.56%	0.93%	1.37%	1.00%	0.00%

Period ended December 31, 2013

Net Assets (in thousands)	$16,399	$5,020	$3,193	$65,059	$49,446	$6,356	$75,340	$205,436	$72,482	$271
Units Outstanding (in thousands)	1,661	333	324	5,170	2,705	414	3,105	12,934	3,306	28
Investment Income Ratio *	0.82%	1.14%	0.00%	1.56%	2.53%	3.78%	0.93%	1.35%	1.27%	5.42%

Period ended December 31, 2012

Net Assets (in thousands)	$8,491	$1,887	$2,444	$50,449	$36,273	$4,074	$40,766	$123,527	$34,922	n/a
Units Outstanding (in thousands)	812	161	242	4,879	2,387	294	2,206	10,096	2,178	n/a
Investment Income Ratio *	0.04%	3.62%	0.00%	1.50%	2.69%	1.92%	1.00%	1.66%	1.66%	n/a

Period ended December 31, 2011

Net Assets (in thousands)	$113	$1,492	$2,092	$42,884	$31,357	$3,212	$35,429	$95,155	$29,344	n/a
Units Outstanding (in thousands)	13	137	201	4,652	2,402	256	2,218	8,847	2,094	n/a
Investment Income Ratio *	0.00%	2.08%	0.95%	1.11%	2.64%	1.44%	0.63%	2.17%	0.78%	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations August 29, 2011.
(b) Commencement of operations April 29, 2013.
(c) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MMRS Conservative Fund - A (c)	JNL/MMRS Growth Fund - A (c)	JNL/MMRS Moderate Fund - A (c)	JNL/Morgan Stanley Mid Cap Growth Fund - A (b)	JNL/Neuberger Berman Strategic Income Fund - A (b)	JNL/Oppenheimer Emerging Markets Innovator Fund - A (d)	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A (a)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$10.037407	$9.645712	$9.773015	$11.500987	$10.018393	$8.418188	$14.620129	$11.436394	$12.462997	$9.736350
Total Return *	-3.50%	-6.82%	-5.77%	-6.64%	-3.50%	-13.17%***	0.43%	-5.89%	-3.53%	-4.02%
Ratio of Expenses **	1.25%	1.25%	1.25%	2.45%	2.32%	1.25%	3.30%	2.92%	4.00%	2.81%

Period ended December 31, 2014

Unit Value	$10.401642	$10.352069	$10.371899	$12.318387	$10.381966	n/a	$14.557493	$12.152589	$12.919306	$10.143632
Total Return *	3.05%***	-0.37%***	0.21%***	-2.81%	2.49%	n/a	-1.40%	0.32%	-0.10%	-2.56%
Ratio of Expenses **	1.25%	1.25%	1.25%	2.45%	2.32%	n/a	3.30%	2.92%	4.00%	2.81%

Period ended December 31, 2013

Unit Value	n/a	n/a	n/a	$12.674195	$10.130188	n/a	$14.764434	$12.113850	$12.932439	$10.410476
Total Return *	n/a	n/a	n/a	34.40%	-2.89%***	n/a	22.14%	-11.74%	-5.92%	1.43%
Ratio of Expenses **	n/a	n/a	n/a	2.45%	2.32%	n/a	3.30%	2.92%	4.00%	2.81%

Period ended December 31, 2012

Unit Value	n/a	n/a	n/a	$9.430240	$10.378186	n/a	$12.087946	$13.725632	$13.745677	$10.264129
Total Return *	n/a	n/a	n/a	3.41%***	4.46%***	n/a	16.62%	5.30%	3.84%	2.69%***
Ratio of Expenses **	n/a	n/a	n/a	2.45%	2.31%	n/a	3.30%	2.92%	4.00%	2.81%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	$10.365544	$13.034508	$13.237441	$9.813265
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	-11.19%	8.51%	0.73%	3.29%***
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	3.30%	2.92%	4.00%	2.60%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 1, 2011.
(b) Commencement of operations April 30, 2012.
(c) Commencement of operations April 28, 2014.
(d) Commencement of operations April 27, 2015.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MMRS Conservative Fund - A (c)	JNL/MMRS Growth Fund - A (c)	JNL/MMRS Moderate Fund - A (c)	JNL/Morgan Stanley Mid Cap Growth Fund - A (b)	JNL/Neuberger Berman Strategic Income Fund - A (b)	JNL/Oppenheimer Emerging Markets Innovator Fund - A (d)	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A (a)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$10.079561	$9.686243	$9.838769	$12.040674	$10.438491	$8.441103	$20.189406	$13.765763	$21.859627	$10.738827
Total Return *	-3.26%	-6.59%	-6.95%***	-8.14%***	-2.42%	-12.50%***	2.66%	-3.92%	-0.44%	-2.12%
Ratio of Expenses **	1.00%	1.00%	0.85%	1.20%	1.20%	0.85%	1.10%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$10.419247	$10.369613	$10.389448	$12.685568	$10.696824	n/a	$19.665443	$14.328127	$21.957250	$10.970883
Total Return *	3.10%***	1.45%***	2.60%***	-1.73%	3.65%***	n/a	0.79%	2.42%	3.10%	-0.63%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.35%	1.20%	n/a	1.10%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	n/a	n/a	n/a	$12.909203	$10.311970	n/a	$19.510969	$13.989820	$21.297973	$11.040930
Total Return *	n/a	n/a	n/a	35.88%	1.46%***	n/a	24.86%	-10.80%***	-3.00%***	2.52%***
Ratio of Expenses **	n/a	n/a	n/a	1.35%	1.25%	n/a	1.10%	0.85%	0.85%	0.85%

Period ended December 31, 2012

Unit Value	n/a	n/a	n/a	$9.500450	$10.445070	n/a	$15.626425	$15.388594	$21.452391	$10.642622
Total Return *	n/a	n/a	n/a	3.94%***	0.81%***	n/a	19.22%	6.33%***	0.53%***	1.40%***
Ratio of Expenses **	n/a	n/a	n/a	1.35%	1.35%	n/a	1.10%	1.00%	1.00%	1.00%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	$13.107449	$14.193702	$19.772736	$9.950207
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	-9.22%	10.38%	3.68%	-0.95%***
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	1.10%	1.20%	1.10%	1.20%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 1, 2011.
(b) Commencement of operations April 30, 2012.
(c) Commencement of operations April 28, 2014.
(d) Commencement of operations April 27, 2015.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MMRS Conservative Fund - A (c)	JNL/MMRS Growth Fund - A (c)	JNL/MMRS Moderate Fund - A (c)	JNL/Morgan Stanley Mid Cap Growth Fund - A (b)	JNL/Neuberger Berman Strategic Income Fund - A (b)	JNL/Oppenheimer Emerging Markets Innovator Fund - A (d)	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A (a)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$19,204	$1,231	$7,804	$10,796	$33,382	$343	$83,341	$75,850	$224,766	$76,164
Units Outstanding (in thousands)	1,907	127	796	909	3,237	41	4,415	5,853	11,614	7,290
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	1.33%	0.00%	0.92%	3.69%	2.88%	3.82%

Period ended December 31, 2014

Net Assets (in thousands)	$1,848	$168	$680	$7,084	$30,886	n/a	$56,345	$82,537	$234,444	$78,107
Units Outstanding (in thousands)	178	16	66	562	2,914	n/a	3,057	6,086	12,022	7,274
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	1.03%	n/a	0.59%	0.73%	3.37%	2.48%

Period ended December 31, 2013

Net Assets (in thousands)	n/a	n/a	n/a	$3,787	$10,544	n/a	$47,210	$80,705	$241,408	$55,347
Units Outstanding (in thousands)	n/a	n/a	n/a	294	1,028	n/a	2,571	6,059	12,715	5,104
Investment Income Ratio *	n/a	n/a	n/a	0.00%	0.23%	n/a	1.01%	1.21%	1.18%	2.32%

Period ended December 31, 2012

Net Assets (in thousands)	n/a	n/a	n/a	$702	$3,680	n/a	$32,152	$111,530	$259,261	$14,170
Units Outstanding (in thousands)	n/a	n/a	n/a	74	353	n/a	2,182	7,508	13,242	1,348
Investment Income Ratio *	n/a	n/a	n/a	0.76%	0.00%	n/a	1.06%	2.07%	2.12%	3.29%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	$25,541	$76,215	$191,091	$5,808
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	2,059	5,478	10,425	586
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	0.64%	0.99%	3.19%	0.00%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations January 1, 2011.
(b) Commencement of operations April 30, 2012.
(c) Commencement of operations April 28, 2014.
(d) Commencement of operations April 27, 2015.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A (a)	JNL/S&P Intrinsic Value Fund - A

Highest expense ratio
Period ended December 31, 2015

Unit Value	$13.380499	$13.562701	$13.685427	$17.017675	$13.222673	$16.580961	$18.898667	$16.255184	$9.108275	$17.109588
Total Return *	-9.69%	-10.57%	-5.93%	-11.95%	-2.99%	-7.81%	-1.43%	-1.91%	-3.36%	-16.09%
Ratio of Expenses **	3.06%	2.77%	2.56%	3.62%	2.62%	2.95%	2.62%	2.61%	1.25%	2.65%

Period ended December 31, 2014

Unit Value	$14.816619	$15.166470	$14.548215	$19.326464	$13.629676	$17.984681	$19.172507	$16.571231	$9.425269	$20.390385
Total Return *	-2.89%	7.43%	3.18%	8.50%	-1.98%	11.08%	7.21%	10.77%	-1.93%***	14.96%
Ratio of Expenses **	3.06%	2.77%	2.56%	3.62%	2.62%	2.95%	2.62%	2.61%	1.25%	2.65%

Period ended December 31, 2013

Unit Value	$15.257323	$14.117385	$14.100486	$17.812896	$13.905517	$16.191433	$17.883030	$14.960387	n/a	$17.737411
Total Return *	4.94%	37.23%	33.88%	35.24%	38.00%	39.46%	39.24%	27.41%	n/a	46.03%
Ratio of Expenses **	3.06%	2.77%	2.56%	3.62%	2.62%	2.95%	2.62%	2.61%	n/a	2.65%

Period ended December 31, 2012

Unit Value	$14.539145	$10.287545	$10.532033	$13.171132	$10.076497	$11.610352	$12.843302	$11.741770	n/a	$12.146108
Total Return *	13.22%	13.24%	16.65%	11.54%	26.89%	12.84%	13.60%	9.89%	n/a	11.12%
Ratio of Expenses **	3.06%	2.77%	2.56%	3.62%	2.62%	2.95%	2.62%	2.61%	n/a	2.65%

Period ended December 31, 2011

Unit Value	$12.840972	$9.084554	$9.028677	$11.808634	$7.941350	$10.288829	$11.305556	$10.684731	n/a	$10.930285
Total Return *	1.52%	-9.93%	-10.34%	-8.62%	-20.08%	2.80%	7.68%	1.23%***	n/a	3.74%
Ratio of Expenses **	3.06%	2.77%	2.56%	3.62%	2.62%	2.95%	2.62%	2.61%	n/a	2.65%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations September 15, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A (a)	JNL/S&P Intrinsic Value Fund - A

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$19.845535	$15.739543	$15.206775	$27.777385	$15.029479	$19.646838	$21.803786	$18.738663	$9.155836	$19.783427
Total Return *	-7.67%	-8.84%	-4.64%	-9.83%	-1.25%	-5.85%	0.33%	-0.17%	-8.43%***	-14.57%
Ratio of Expenses **	0.85%	0.85%	1.20%	1.25%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$21.495176	$17.265994	$15.947097	$30.807024	$15.220300	$20.867188	$21.731617	$18.769706	$9.432305	$23.157493
Total Return *	-0.72%	9.51%	4.59%	11.10%	-0.23%	13.43%	10.06%***	6.16%***	2.84%***	13.83%***
Ratio of Expenses **	0.85%	0.85%	1.20%	1.25%	0.85%	0.85%	0.85%	0.85%	1.00%	0.85%

Period ended December 31, 2013

Unit Value	$21.650695	$15.766040	$15.247512	$27.729282	$15.255883	$18.396101	$19.494925	$16.299350	n/a	$19.311174
Total Return *	4.03%***	13.21%***	35.72%	38.49%	40.46%	24.81%***	23.34%***	29.22%	n/a	48.09%
Ratio of Expenses **	0.85%	0.85%	1.20%	1.25%	0.85%	0.85%	1.20%	1.20%	n/a	1.25%

Period ended December 31, 2012

Unit Value	$19.736528	$11.190626	$11.234940	$20.023195	$10.861067	$12.819083	$13.769500	$12.613424	n/a	$13.040569
Total Return *	10.16%***	6.15%***	18.25%***	14.22%	20.39%***	-0.52%***	15.17%	11.46%	n/a	12.69%
Ratio of Expenses **	1.00%	1.00%	1.20%	1.25%	0.85%	1.00%	1.25%	1.20%	n/a	1.25%

Period ended December 31, 2011

Unit Value	$16.850240	$9.581893	$9.483068	$17.530227	$8.301161	$11.049760	$11.955476	$11.316966	n/a	$11.572214
Total Return *	3.53%	-8.65%	-9.16%***	-6.44%	-23.94%***	4.61%	9.16%	11.09%***	n/a	-8.15%***
Ratio of Expenses **	1.10%	1.35%	1.25%	1.25%	1.25%	1.20%	1.25%	1.20%	n/a	1.25%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations September 15, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A (a)	JNL/S&P Intrinsic Value Fund - A

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$88,965	$18,514	$27,059	$8,505	$25,383	$409,478	$63,579	$188,179	$1,738	$59,765
Units Outstanding (in thousands)	5,029	1,230	1,825	363	1,743	21,910	3,072	10,617	190	3,189
Investment Income Ratio *	5.67%	0.73%	0.71%	0.00%	5.80%	5.32%	0.80%	2.47%	1.12%	1.09%

Period ended December 31, 2014

Net Assets (in thousands)	$106,798	$17,365	$12,126	$9,690	$24,826	$314,115	$43,253	$182,015	$142	$59,875
Units Outstanding (in thousands)	5,576	1,046	775	374	1,680	15,734	2,092	10,200	15	2,720
Investment Income Ratio *	6.12%	0.61%	0.29%	5.14%	7.27%	2.42%	0.32%	1.50%	0.00%	0.83%

Period ended December 31, 2013

Net Assets (in thousands)	$89,003	$10,913	$8,596	$7,682	$22,471	$167,200	$32,333	$129,777	n/a	$36,298
Units Outstanding (in thousands)	4,628	719	573	339	1,516	9,461	1,696	8,150	n/a	1,916
Investment Income Ratio *	6.48%	0.57%	0.39%	1.34%	9.56%	0.84%	0.80%	2.03%	n/a	1.05%

Period ended December 31, 2012

Net Assets (in thousands)	$71,646	$5,314	$4,598	$5,003	$12,552	$67,214	$14,021	$55,100	n/a	$13,731
Units Outstanding (in thousands)	4,004	488	415	320	1,191	5,399	1,035	4,453	n/a	1,071
Investment Income Ratio *	5.98%	0.36%	1.08%	1.38%	0.00%	1.88%	0.69%	1.77%	n/a	0.78%

Period ended December 31, 2011

Net Assets (in thousands)	$49,959	$3,700	$3,097	$4,165	$9,423	$53,136	$3,763	$28,048	n/a	$15,737
Units Outstanding (in thousands)	3,231	390	330	320	1,150	4,885	318	2,516	n/a	1,379
Investment Income Ratio *	7.50%	0.13%	0.23%	1.12%	9.14%	4.77%	0.59%	1.83%	n/a	1.10%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations September 15, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A (a)	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A (a)	JNL/T. Rowe Price Established Growth Fund - A	JNL/T. Rowe Price Mid-Cap Growth Fund - A

Highest expense ratio
Period ended December 31, 2015

Unit Value	$14.186639	$11.227064	$13.688595	$12.320149	$12.921449	$9.789655	$15.186258	$9.371504	$32.220403	$49.019037
Total Return *	-3.64%	-4.40%	-3.80%	-4.11%	-4.29%	-15.00%***	-10.28%	-1.76%	6.36%	2.29%
Ratio of Expenses **	3.47%	2.92%	3.67%	3.06%	3.62%	2.46%	2.81%	1.25%	4.00%	4.00%

Period ended December 31, 2014

Unit Value	$14.722139	$11.743388	$14.229284	$12.847889	$13.500712	$11.256496	$16.926497	$9.538960	$30.293957	$47.920519
Total Return *	2.94%	0.15%	1.83%	0.84%	0.79%	4.70%***	12.68%	-3.96%***	4.45%	8.40%
Ratio of Expenses **	3.47%	2.92%	3.67%	3.06%	3.62%	2.00%	2.81%	1.25%	4.00%	4.00%

Period ended December 31, 2013

Unit Value	$14.301457	$11.725503	$13.974207	$12.740242	$13.394953	n/a	$15.021726	n/a	$29.004459	$44.205722
Total Return *	21.48%	1.51%	18.17%	7.10%	11.73%	n/a	47.48%	n/a	33.23%	31.15%
Ratio of Expenses **	3.47%	2.92%	3.67%	3.06%	3.62%	n/a	2.81%	n/a	4.00%	4.00%

Period ended December 31, 2012

Unit Value	$11.772322	$11.550775	$11.825962	$11.895904	$11.988953	n/a	$10.185716	n/a	$21.770550	$33.706054
Total Return *	11.88%	5.63%	11.17%	7.57%	9.68%	n/a	18.45%	n/a	14.16%	9.12%
Ratio of Expenses **	3.47%	2.92%	3.67%	3.06%	3.62%	n/a	2.81%	n/a	4.00%	4.00%

Period ended December 31, 2011

Unit Value	$10.522116	$10.934617	$10.637647	$11.058493	$10.930358	n/a	$8.599454	n/a	$19.069527	$30.888728
Total Return *	-8.03%	0.16%	-6.62%	-2.19%	-4.77%	n/a	-8.01%	n/a	-5.04%	-5.31%
Ratio of Expenses **	3.47%	2.92%	3.67%	3.06%	3.62%	n/a	2.81%	n/a	4.00%	4.00%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 28, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A (a)	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A (a)	JNL/T. Rowe Price Established Growth Fund - A	JNL/T. Rowe Price Mid-Cap Growth Fund - A

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$21.218489	$13.621413	$21.212985	$15.184807	$19.845710	$10.055207	$17.791675	$9.434572	$61.722195	$89.185169
Total Return *	-1.42%	-2.74%	-1.39%	-2.31%	-1.95%	-11.37%	-8.51%	-1.36%	9.76%	5.30%
Ratio of Expenses **	1.20%	1.20%	1.20%	1.20%	1.20%	0.85%	0.85%	0.85%	0.85%	1.10%

Period ended December 31, 2014

Unit Value	$21.525177	$14.004861	$21.512865	$15.543434	$20.239581	$11.344547	$19.445569	$9.564822	$56.232230	$84.694266
Total Return *	5.31%	1.89%	4.37%	2.74%	3.26%	12.03%***	7.26%***	-1.11%***	7.79%	11.59%
Ratio of Expenses **	1.20%	1.20%	1.20%	1.20%	1.20%	0.85%	0.85%	0.85%	0.85%	1.10%

Period ended December 31, 2013

Unit Value	$20.440770	$13.745057	$20.611744	$15.129153	$19.600872	n/a	$16.565974	n/a	$52.169036	$75.895422
Total Return *	24.27%	3.27%	21.12%	9.11%	14.46%	n/a	49.87%	n/a	28.82%***	35.01%
Ratio of Expenses **	1.20%	1.20%	1.20%	1.20%	1.20%	n/a	1.20%	n/a	0.85%	1.10%

Period ended December 31, 2012

Unit Value	$16.448262	$13.309324	$17.017523	$13.866156	$17.123982	n/a	$11.053407	n/a	$36.952947	$56.214659
Total Return *	14.46%	7.47%	13.96%	9.60%***	12.38%	n/a	1.63%***	n/a	10.06%***	12.34%
Ratio of Expenses **	1.20%	1.20%	1.20%	1.20%	1.20%	n/a	1.20%	n/a	1.00%	1.10%

Period ended December 31, 2011

Unit Value	$14.370593	$12.383906	$14.933032	$12.606526	$15.237672	n/a	$9.164285	n/a	$30.892401	$50.039375
Total Return *	-5.93%***	1.89%	-4.29%	-0.41%	-2.44%***	n/a	-6.57%	n/a	-2.26%	-2.53%
Ratio of Expenses **	1.20%	1.20%	1.20%	1.25%	1.20%	n/a	1.25%	n/a	1.10%	1.10%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 28, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A (a)	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A (a)	JNL/T. Rowe Price Established Growth Fund - A	JNL/T. Rowe Price Mid-Cap Growth Fund - A

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$135,512	$142,097	$339,937	$280,867	$443,578	$11,122	$30,621	$3,733	$259,476	$199,716
Units Outstanding (in thousands)	6,882	10,875	17,079	19,230	23,737	1,117	1,816	397	4,907	2,485
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	0.00%	0.18%	1.34%	0.00%	0.00%	0.00%

Period ended December 31, 2014

Net Assets (in thousands)	$135,815	$146,026	$339,783	$291,636	$454,436	$3,468	$33,313	$1,767	$168,167	$162,598
Units Outstanding (in thousands)	6,774	10,833	16,781	19,457	23,808	307	1,800	185	3,516	2,134
Investment Income Ratio *	0.48%	0.30%	0.54%	0.21%	0.24%	0.00%	0.99%	0.00%	0.00%	0.15%

Period ended December 31, 2013

Net Assets (in thousands)	$121,398	$143,689	$298,547	$264,135	$403,506	n/a	$17,480	n/a	$149,250	$131,138
Units Outstanding (in thousands)	6,367	10,837	15,340	18,062	21,809	n/a	1,080	n/a	3,368	1,919
Investment Income Ratio *	0.77%	0.58%	0.90%	0.46%	0.51%	n/a	1.26%	n/a	0.08%	0.00%

Period ended December 31, 2012

Net Assets (in thousands)	$77,048	$146,424	$221,040	$236,192	$325,921	n/a	$5,496	n/a	$101,080	$95,965
Units Outstanding (in thousands)	5,056	11,378	13,768	17,574	20,148	n/a	506	n/a	3,156	1,902
Investment Income Ratio *	0.92%	2.50%	1.21%	1.85%	1.50%	n/a	1.07%	n/a	0.00%	0.21%

Period ended December 31, 2011

Net Assets (in thousands)	$67,978	$105,755	$184,728	$183,032	$257,461	n/a	$3,001	n/a	$66,027	$75,215
Units Outstanding (in thousands)	5,126	8,785	13,104	14,882	17,870	n/a	332	n/a	2,451	1,676
Investment Income Ratio *	0.64%	2.25%	0.71%	1.93%	1.64%	n/a	1.24%	n/a	0.00%	0.02%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations April 28, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A (a)	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC 25 Fund - A (b)	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Financial Sector Fund - A

Highest expense ratio
Period ended December 31, 2015

Unit Value	$8.985961	$17.389913	$9.411507	$26.645724	$8.568705	$22.420084	$17.327484	$6.054948	$16.257361	$8.918358
Total Return *	-2.46%	-5.31%	-6.10%***	-4.14%	-3.01%	-6.57%	-8.92%	-0.37%	2.16%	-4.14%
Ratio of Expenses **	2.81%	3.60%	1.25%	3.30%	3.06%	3.62%	2.92%	3.06%	3.60%	3.10%

Period ended December 31, 2014

Unit Value	$9.212594	$18.365119	n/a	$27.796839	$8.834862	$23.995506	$19.025413	$6.077288	$15.914213	$9.303494
Total Return *	-2.36%	9.25%	n/a	6.30%	-3.01%	7.37%	-0.85%	2.34%	6.90%	9.61%
Ratio of Expenses **	2.81%	3.60%	n/a	3.30%	3.06%	3.62%	2.92%	3.06%	3.60%	3.10%

Period ended December 31, 2013

Unit Value	$9.434969	$16.810898	n/a	$26.150020	$9.109248	$22.348000	$19.187705	$5.938096	$14.887088	$8.487959
Total Return *	-2.68%	32.29%	n/a	15.46%	-3.01%	26.39%	32.92%	17.37%	36.12%	29.28%
Ratio of Expenses **	2.81%	3.60%	n/a	3.30%	3.06%	3.62%	2.92%	3.06%	3.60%	3.10%

Period ended December 31, 2012

Unit Value	$9.694295	$12.707361	n/a	$22.649504	$9.392217	$17.682097	$14.435226	$5.059207	$10.936346	$6.565716
Total Return *	-0.40%	15.11%	n/a	6.51%	-3.02%	12.20%	14.31%	16.70%	19.10%	22.26%
Ratio of Expenses **	2.81%	3.60%	n/a	3.30%	3.06%	3.62%	2.92%	3.06%	3.60%	3.10%

Period ended December 31, 2011

Unit Value	$9.733370	$11.039639	n/a	$21.264551	$9.684774	$15.759197	$12.628671	$4.335113	$9.182378	$5.370175
Total Return *	-1.42%	-5.52%***	n/a	-0.07%	-3.00%	-5.53%	5.75%	-6.10%	2.78%	-15.54%
Ratio of Expenses **	2.81%	3.60%	n/a	3.30%	3.06%	3.62%	2.92%	3.06%	3.60%	3.10%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 27, 2015.
(b) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements. Unit values disclosed are as of September 25, 2015.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A (a)	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC 25 Fund - A (b)	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Financial Sector Fund - A

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$10.861319	$26.735011	$9.425575	$44.176861	$13.519203	$31.310920	$22.910062	$8.719714	$25.561759	$12.922062
Total Return *	-0.53%	-2.67%	-5.93%***	-1.76%	-0.85%	-4.18%	-7.77%	1.86%	5.00%	-1.96%
Ratio of Expenses **	0.85%	0.85%	1.00%	0.85%	0.85%	1.10%	1.20%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$10.919162	$27.469745	n/a	$44.969905	$13.634433	$32.677119	$24.839338	$8.560594	$24.344656	$13.180174
Total Return *	-0.42%	12.29%	n/a	8.93%	-0.84%	10.11%	0.87%	1.89%***	9.87%	12.10%
Ratio of Expenses **	0.85%	0.85%	n/a	0.85%	0.85%	1.10%	1.20%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$10.965523	$24.464134	n/a	$41.281711	$13.750591	$29.676154	$24.624011	$8.005423	$22.156773	$11.757276
Total Return *	-0.59%***	21.30%***	n/a	14.41%***	-0.37%***	29.61%	35.23%	19.81%	12.21%***	5.19%***
Ratio of Expenses **	0.85%	0.85%	n/a	0.85%	0.85%	1.10%	1.20%	1.00%	0.85%	0.85%

Period ended December 31, 2012

Unit Value	$10.938309	$17.653107	n/a	$33.979116	$13.505871	$22.895903	$18.209120	$6.681594	$15.518465	$8.482107
Total Return *	-0.14%***	10.65%***	n/a	-0.95%***	-0.56%***	15.07%	15.04%***	-0.81%***	0.76%***	24.61%
Ratio of Expenses **	1.00%	1.00%	n/a	1.00%	1.00%	1.10%	1.20%	1.00%	1.00%	1.20%

Period ended December 31, 2011

Unit Value	$10.663490	$14.769881	n/a	$30.154336	$13.196508	$19.896804	$15.560870	$5.437031	$12.304904	$6.806673
Total Return *	0.17%***	-3.14%	n/a	2.04%	-1.19%	-3.13%	7.52%	-4.39%	5.21%	-13.93%
Ratio of Expenses **	1.20%	1.10%	n/a	1.20%	1.20%	1.10%	1.25%	1.25%	1.25%	1.20%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 27, 2015.
(b) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements. Unit values disclosed are as of September 25, 2015.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A (a)	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC 25 Fund - A (b)	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Financial Sector Fund - A

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$58,280	$103,769	$33	$228,923	$70,791	$44,306	$—	$11,240	$60,047	$52,080
Units Outstanding (in thousands)	5,700	4,354	4	5,904	5,888	1,505	—	1,447	2,622	4,502
Investment Income Ratio *	1.03%	0.83%	0.00%	1.17%	0.00%	1.49%	2.97%	3.61%	0.53%	1.19%

Period ended December 31, 2014

Net Assets (in thousands)	$47,459	$98,722	n/a	$214,173	$67,667	$44,081	$41,333	$12,293	$30,112	$39,790
Units Outstanding (in thousands)	4,599	4,005	n/a	5,422	5,497	1,429	1,766	1,608	1,375	3,361
Investment Income Ratio *	1.15%	0.83%	n/a	1.34%	0.00%	1.45%	2.02%	2.93%	0.57%	0.93%

Period ended December 31, 2013

Net Assets (in thousands)	$44,959	$74,023	n/a	$145,061	$58,662	$40,693	$48,340	$9,606	$27,063	$33,962
Units Outstanding (in thousands)	4,322	3,345	n/a	3,995	4,817	1,448	2,085	1,311	1,353	3,234
Investment Income Ratio *	1.56%	1.25%	n/a	1.54%	0.00%	1.91%	2.54%	2.43%	0.68%	0.92%

Period ended December 31, 2012

Net Assets (in thousands)	$31,283	$47,218	n/a	$98,608	$45,026	$27,688	$32,852	$10,005	$12,972	$19,350
Units Outstanding (in thousands)	2,973	2,883	n/a	3,212	3,689	1,275	1,913	1,611	906	2,433
Investment Income Ratio *	1.07%	1.41%	n/a	1.30%	0.00%	2.30%	2.37%	3.49%	0.57%	1.05%

Period ended December 31, 2011

Net Assets (in thousands)	$20,001	$35,098	n/a	$77,021	$40,932	$22,913	$22,351	$6,054	$5,465	$9,654
Units Outstanding (in thousands)	1,918	2,523	n/a	2,739	3,340	1,209	1,520	1,182	463	1,509
Investment Income Ratio *	1.24%	1.45%	n/a	1.17%	0.00%	1.07%	2.58%	3.27%	0.56%	0.69%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations April 27, 2015.
(b) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC JNL Optimized 5 Fund - A (b)	JNL/MC Nasdaq 25 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A	JNL/MC Value Line 30 Fund - A (b)	JNL/PPM America Total Return Fund - A (a)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$18.834232	$13.738420	$12.108113	$18.586349	$18.978638	$12.615395	$13.479578	$8.736021	$11.897248	$14.637327
Total Return *	2.79%	-6.22%	3.21%	-1.39%	-26.02%	-10.73%	-7.68%	1.22%	-0.73%	0.16%***
Ratio of Expenses **	3.62%	3.36%	2.95%	2.82%	3.67%	2.70%	2.80%	3.10%	3.36%	2.32%

Period ended December 31, 2014

Unit Value	$18.323653	$14.649591	$11.731788	$18.847701	$25.654937	$14.132220	$14.600272	$8.630642	$11.984595	n/a
Total Return *	20.69%	7.65%	3.88%	15.14%	-13.59%	2.38%	0.64%	16.93%	4.16%	n/a
Ratio of Expenses **	3.62%	3.36%	2.95%	2.82%	3.67%	2.70%	2.80%	3.10%	3.36%	n/a

Period ended December 31, 2013

Unit Value	$15.182719	$13.609160	$11.293493	$16.368926	$29.688434	$13.803245	$14.507118	$7.381020	$11.505592	n/a
Total Return *	35.88%	27.33%	28.44%	37.18%	20.83%	36.77%	33.11%	22.33%	30.37%	n/a
Ratio of Expenses **	3.62%	3.36%	2.95%	2.82%	3.67%	2.70%	2.80%	3.10%	3.36%	n/a

Period ended December 31, 2012

Unit Value	$11.173519	$10.687935	$8.793140	$11.932755	$24.570833	$10.092357	$10.898391	$6.033679	$8.825143	n/a
Total Return *	14.33%	14.13%	10.98%	16.32%	0.58%	8.55%	10.70%	7.83%	5.55%	n/a
Ratio of Expenses **	3.62%	3.36%	2.95%	2.82%	3.67%	2.70%	2.80%	3.10%	3.36%	n/a

Period ended December 31, 2011

Unit Value	$9.773195	$9.364430	$7.923453	$10.258367	$24.429425	$9.297026	$9.845349	$5.595727	$8.361326	n/a
Total Return *	6.95%	-5.30%	-12.46%	-0.84%	-0.44%	2.13%***	-10.26%	-3.36%	-25.52%	n/a
Ratio of Expenses **	3.62%	3.36%	2.95%	2.82%	3.67%	2.70%	2.80%	3.10%	3.36%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) The Fund was made available to the separate account effective April 27, 2015.
(b) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements. Unit values disclosed are as of April 24, 2015.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC JNL Optimized 5 Fund - A (b)	JNL/MC Nasdaq 25 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A	JNL/MC Value Line 30 Fund - A (b)	JNL/PPM America Total Return Fund - A (a)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$29.736848	$17.514230	$14.168881	$23.192699	$30.226149	$14.864081	$15.756157	$12.657594	$15.261396	$16.056101
Total Return *	5.67%	-4.17%	3.77%	0.58%	-23.91%	-9.30%***	-6.00%	3.52%	0.01%	-1.83%***
Ratio of Expenses **	0.85%	1.20%	1.20%	0.85%	0.85%	1.00%	1.00%	0.85%	1.00%	1.00%

Period ended December 31, 2014

Unit Value	$28.140272	$18.276810	$13.653668	$23.060016	$39.722883	$16.087525	$16.761660	$12.226668	$15.260536	n/a
Total Return *	24.08%	10.00%	5.72%	17.43%	-11.11%	3.93%	2.47%	19.59%***	6.65%	n/a
Ratio of Expenses **	0.85%	1.20%	1.20%	0.85%	0.85%	1.20%	1.00%	0.85%	1.00%	n/a

Period ended December 31, 2013

Unit Value	$22.679603	$16.615938	$12.915534	$19.636541	$44.689859	$15.479858	$16.357605	$10.003673	$14.308882	n/a
Total Return *	4.14%***	30.11%	30.70%	13.84%***	6.46%***	8.15%***	35.54%	24.93%	25.78%***	n/a
Ratio of Expenses **	0.85%	1.20%	1.20%	0.85%	0.85%	1.20%	1.00%	1.00%	1.00%	n/a

Period ended December 31, 2012

Unit Value	$15.909183	$12.770439	$9.881606	$13.863086	$35.236162	$11.040021	$12.068857	$8.007603	$10.544705	n/a
Total Return *	-1.98%***	16.63%	12.94%	-1.45%***	-3.63%***	10.03%	3.64%***	-5.30%***	7.86%	n/a
Ratio of Expenses **	1.00%	1.20%	1.20%	1.00%	1.00%	1.35%	1.00%	1.00%	1.20%	n/a

Period ended December 31, 2011

Unit Value	$13.145097	$10.949320	$8.749376	$11.534623	$33.267572	$10.033768	$10.583722	$7.052998	$9.776439	n/a
Total Return *	9.50%	-3.23%	-10.92%	0.77%	2.04%	3.51%	-8.86%	-1.56%	-23.90%	n/a
Ratio of Expenses **	1.25%	1.20%	1.20%	1.20%	1.20%	1.35%	1.25%	1.25%	1.20%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) The Fund was made available to the separate account effective April 27, 2015.
(b) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements. Unit values disclosed are as of April 24, 2015.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC JNL Optimized 5 Fund - A (b)	JNL/MC Nasdaq 25 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A	JNL/MC Value Line 30 Fund - A (b)	JNL/PPM America Total Return Fund - A (a)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$210,768	$239,192	$—	$50,366	$73,657	$29,558	$15,746	$105,648	$—	$4,717
Units Outstanding (in thousands)	7,893	14,272	—	2,333	2,726	2,098	1,042	9,382	—	306
Investment Income Ratio *	0.45%	2.63%	0.00%	0.56%	1.63%	1.63%	2.61%	0.61%	0.00%	6.56%

Period ended December 31, 2014

Net Assets (in thousands)	$132,507	$250,441	$35,385	$44,616	$71,624	$5,163	$18,732	$72,883	$35,703	n/a
Units Outstanding (in thousands)	5,236	14,279	2,689	2,080	2,012	331	1,168	6,681	2,479	n/a
Investment Income Ratio *	0.58%	2.03%	1.96%	0.23%	1.24%	0.87%	0.64%	0.69%	0.26%	n/a

Period ended December 31, 2013

Net Assets (in thousands)	$64,183	$262,164	$36,911	$19,932	$62,863	$3,874	$13,174	$46,277	$29,080	n/a
Units Outstanding (in thousands)	3,136	16,407	2,958	1,086	1,567	257	837	5,053	2,154	n/a
Investment Income Ratio *	0.79%	2.59%	2.89%	0.88%	1.25%	0.97%	1.74%	0.73%	1.96%	n/a

Period ended December 31, 2012

Net Assets (in thousands)	$27,339	$229,094	$31,818	$14,651	$46,921	$2,337	$6,871	$32,856	$23,652	n/a
Units Outstanding (in thousands)	1,865	18,622	3,322	1,112	1,450	215	590	4,470	2,333	n/a
Investment Income Ratio *	0.88%	2.89%	2.82%	0.27%	1.13%	0.48%	0.67%	0.28%	0.06%	n/a

Period ended December 31, 2011

Net Assets (in thousands)	$18,150	$224,788	$30,661	$6,906	$40,885	$2,306	$11,333	$20,787	$29,159	n/a
Units Outstanding (in thousands)	1,449	21,250	3,601	620	1,302	233	1,090	3,099	3,089	n/a
Investment Income Ratio *	0.94%	3.20%	1.89%	0.53%	0.77%	0.52%	0.75%	0.18%	0.00%	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) The Fund was made available to the separate account effective April 27, 2015.
(b) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

KPMG LLP Aon Center Suite 5500 200 East Randolph Drive Chicago, IL 60601-6436

Independent Registered Public Accounting Firm Report
The Board of Directors and Shareholders
Jackson National Life Insurance Company of New York and
Contract Owners of JNLNY Separate Account I:

We have audited the accompanying statement of assets and liabilities of each Investment Division within JNLNY Separate Account I (the “Company”), as of December 31, 2015, and the related statement of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agent of the underlying mutual funds and other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each Investment Division within the Company as of December 31, 2015, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/KPMG LLP

Chicago, Illinois
March 22, 2016

KPMG LLP is a Delaware limited liability partnership,
the U.S. member firm of KPMG International Cooperative
(“KPMG International”), a Swiss entity.

APPENDIX B

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm
The Board of Directors and Stockholder
Jackson National Life Insurance Company of New York:
We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York (the Company) as of December 31, 2015 and 2014, and the related income statements, statements of comprehensive income, stockholder’s equity, and cash flows for each of the years in the three‑year period ended December 31, 2015. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company of New York as of December 31, 2015 and 2014, and the results of its operations and its cash flows for each of the years in the three‑year period ended December 31, 2015, in conformity with U.S. generally accepted accounting principles.

/s/KPMG LLP
Columbus, Ohio
March 16, 2016

KPMG LLP is a Delaware limited liability partnership,
the U.S. member firm of KPMG International Cooperative
(“KPMG International”), a Swiss entity.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Balance Sheets
(In thousands, except per share information)

	December 31,
Assets	2015	2014
Investments:
Securities available for sale, at fair value:
Fixed maturities (amortized cost: 2015 $1,792,863; 2014 $1,686,454)	$1,835,373	$1,789,455
Trading securities, at fair value	532	566
Policy loans	282	238
Total investments	1,836,187	1,790,259
Cash and cash equivalents	119,596	90,829
Accrued investment income	16,636	16,220
Deferred acquisition costs	359,229	297,583
Deferred sales inducements	5,486	5,661
Reinsurance recoverable, net	139,299	119,113
Income taxes receivable from Parent	70,499	67,309
Receivable from Parent	562	1,334
Separate account assets	8,515,156	7,827,657
Total assets	$11,062,650	$10,215,965

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$185,837	$182,864
Other contract holder funds	1,669,744	1,563,817
Deferred income taxes, net	24,111	25,329
Other liabilities	52,603	42,627
Separate account liabilities	8,515,156	7,827,657
Total liabilities	10,447,451	9,642,294

Stockholder's Equity
Common stock, $1,000 par value; 2,000 shares
authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	256,000	256,000
Accumulated other comprehensive income, net of
tax expense of $976 in 2015 and $13,009 in 2014	23,442	45,789
Retained earnings	333,757	269,882
Total stockholder's equity	615,199	573,671
Total liabilities and stockholder's equity	$11,062,650	$10,215,965

See accompanying Notes to Financial Statements

2

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Income Statements
(In thousands)

	Years Ended December 31,
	2015	2014	2013
Revenues
Fee income	$213,379	$180,616	$140,543
Premium, net of reinsurance	(74,889)	(61,144)	(32,303)
Net investment income	78,753	81,690	83,590
Net realized (losses) gains on investments:
Total other-than-temporary impairments	(1,525)	(2,642)	(2,891)
Portion of other-than-temporary impairments included in
other comprehensive income	(32)	1,890	2,455
Net other-than-temporary impairments	(1,557)	(752)	(436)
Other investment gains	1,047	4,018	2,731
Total net realized (losses) gains on investments	(510)	3,266	2,295
Other income	135	147	157
Total revenues	216,868	204,575	194,282
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	(15,068)	27,668	(26,393)
Interest credited on other contract holder funds, net of deferrals	38,637	39,481	39,723
Operating costs and other expenses, net of deferrals	70,004	60,430	56,017
Amortization of deferred acquisition and sales inducement costs	49,019	29,718	69,001
Total benefits and expenses	142,592	157,297	138,348
Pretax income	74,276	47,278	55,934
Income tax expense	10,401	10,336	10,251
Net income	$63,875	$36,942	$45,683

See accompanying Notes to Financial Statements

3

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Comprehensive Income
(In thousands)

	Years Ended December 31,
	2015	2014	2013
Net income	$63,875	$36,942	$45,683

Other comprehensive (loss) income, net of tax:
Net unrealized (losses) gains on securities not other-than-temporarily impaired (net of tax (benefit) expense of: 2015 $(11,300); 2014 $5,389; 2013 $(21,161))	(20,987)	10,007	(39,300)

Net unrealized gains (losses) on other-than-temporarily impaired securities (net of tax expense (benefit) of: 2015 $8; 2014 $(526); 2013 $(682))	16	(977)	(1,267)

Reclassification adjustment for losses included in net income (net of tax benefit of: 2015 $741; 2014 $1,011; 2013 $1,179)	(1,376)	(1,877)	(2,189)
Total other comprehensive (loss) income	(22,347)	7,153	(42,756)
Comprehensive income	$41,528	$44,095	$2,927

See accompanying Notes to Financial Statements

4

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Stockholder's Equity
(In thousands)

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity
Balances as of December 31, 2012	$2,000	$256,000	$81,392	$187,257	$526,649

Net income	—	—	—	45,683	45,683
Change in unrealized investment gains
and losses, net of tax	—	—	(42,756)	—	(42,756)
Balances as of December 31, 2013	2,000	256,000	38,636	232,940	529,576

Net income	—	—	—	36,942	36,942
Change in unrealized investment gains
and losses, net of tax	—	—	7,153	—	7,153
Balances as of December 31, 2014	2,000	256,000	45,789	269,882	573,671

Net income	—	—	—	63,875	63,875
Change in unrealized investment gains
and losses, net of tax	—	—	(22,347)	—	(22,347)
Balances as of December 31, 2015	$2,000	$256,000	$23,442	$333,757	$615,199

See accompanying Notes to Financial Statements

5

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Cash Flows
(In thousands)

	Years Ended December 31,
	2015	2014	2013
Cash flows from operating activities:
Net income	$63,875	$36,942	$45,683
Adjustments to reconcile net income to net cash
provided by operating activities:
Net realized losses (gains) on investments	510	(3,266)	(2,295)
Interest credited on deposit liabilities, gross	38,692	39,553	39,803
Amortization of discount and premium on investments	(1,690)	(1,140)	(1,094)
Deferred income tax expense	10,816	(3,328)	272
Change in:
Accrued investment income	(416)	537	(31)
Deferred sales inducements and acquisition costs	(35,359)	(59,027)	1,120
Trading portfolio activity, net	34	261	(180)
Income taxes receivable from Parent	(3,190)	4,734	(9,960)
Claims payable	279	5,631	9,285
Receivable from Parent	772	(1,246)	338
Other assets and liabilities, net	(11,341)	20,508	(22,807)
Net cash provided by operating activities	62,982	40,159	60,134

Cash flows from investing activities:
Fixed maturities:
Proceeds from sales, maturities and repayments	205,307	190,478	171,067
Purchases	(310,554)	(195,744)	(210,857)
Other investing activities	2,820	(2,571)	(815)
Net cash used in investing activities	(102,427)	(7,837)	(40,605)

Cash flows from financing activities:
Policyholders' account balances:
Deposits	1,733,663	1,828,977	1,349,791
Withdrawals	(659,083)	(625,021)	(513,648)
Net transfers to separate accounts	(1,006,368)	(1,248,902)	(858,175)
Net cash provided by (used in) financing activities	68,212	(44,946)	(22,032)

Net increase (decrease) in cash and cash equivalents	28,767	(12,624)	(2,503)

Cash and cash equivalents, beginning of year	90,829	103,453	105,956
Total cash and cash equivalents, end of year	$119,596	$90,829	$103,453

Supplemental Cash Flow Information
Income tax paid to Parent	$2,775	$8,930	$19,939

See accompanying Notes to Financial Statements

6

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

1.	Business and Basis of Presentation

Jackson National Life Insurance Company of New York, (the “Company” or “Jackson-NY”) is wholly owned by Jackson National Life Insurance Company (“Jackson” or the “Parent”), a wholly owned subsidiary of Brooke Life Insurance Company (“Brooke Life”), which is ultimately a wholly owned subsidiary of Prudential plc (“Prudential”), London, England. Jackson-NY is licensed to sell group and individual annuity products (including immediate annuities, deferred fixed annuities and variable annuities), guaranteed investment contracts and individual life insurance products, including variable universal life, in the states of New York, Delaware and Michigan.

Basis of Presentation
The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). Certain amounts in the 2014 notes to the financial statements have been reclassified to conform to the 2015 presentation.
The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assumptions impacting estimated future gross profits, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 3) assumptions used in calculating policy reserves and liabilities, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates; 4) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 5) estimates related to liabilities for lawsuits, contingencies and other accruals; 6) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company; and 7) value of guaranteed benefits. These estimates and assumptions are based on management’s best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.

2.	Summary of Significant Accounting Policies

Changes in Accounting Principles - Adopted in Current Year
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures.” The updated guidance changes the accounting for repurchase-to-maturity transactions and repurchase financing such that they will be consistent with secured borrowing accounting. In addition, the guidance requires new disclosures for all repurchase agreements and securities lending transactions. Effective January 1, 2015, the Company adopted ASU No. 2014-11 and has included the required disclosures in Note 3, with no impact on the Company’s financial statements.

Changes in Accounting Principles - Issued but Not Yet Adopted
In May 2015, the FASB issued ASU No. 2015-07, “Fair Value Measurement: Disclosures for Certain Investments that Calculate Net Asset Value per Share (or Its Equivalent),” which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. In addition, the amendments remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient, and limits those disclosures only to those investments for which the practical expedient has been elected. ASU No. 2015-07 is effective for annual periods beginning after December 15, 2015 and should be applied retrospectively

7

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

for all periods presented. Early adoption is permitted. The adoption of ASU No. 2015-07 is not expected to have an impact on the Company’s financial statements.

In January 2015, the FASB issued ASU No. 2015-01, “Extraordinary and Unusual Items: Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items,” which eliminates the concept of extraordinary items. This ASU may be applied prospectively or retrospectively. Early adoption is permitted if the guidance is applied as of the beginning of the annual period of adoption. ASU No. 2015-01 is effective for annual periods ending after December 15, 2016 and is not expected to have an impact on the Company’s financial statements.

In August 2014, the FASB issued ASU No. 2014-15, “Presentation of Financial Statements - Going Concern,” which defines management’s responsibility to evaluate whether there is substantial doubt about the organization’s ability to continue as a going concern and to provide related disclosures in the footnotes. Management is required to evaluate for each annual period whether it is probable that the entity will not be able to meet its obligations as they become due within one year after the date that financial statements are issued, or available to be issued. ASU No. 2014-15 is effective for periods beginning after December 15, 2016 and is not expected to have an impact on the Company’s financial statements.

Comprehensive Income
Comprehensive income includes all changes in stockholder’s equity (except those arising from transactions with owner/stockholder) and, in the Company’s case, includes net income and net unrealized gains or losses on available for sale securities.

Investments
Fixed maturities consist primarily of bonds and asset-backed securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the effective interest method. Discounts and premiums on asset-backed securities are amortized over the estimated redemption period. Certain asset-backed securities are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events. For these securities, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $20.2 million and $28.1 million as of December 31, 2015 and 2014, respectively.

Fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, an impairment charge reflecting the difference between the amortized cost basis and fair value is included in net realized losses on investments. If management believes the Company does not intend to sell the security and is not more likely than not to be required to sell the security prior to recovery of its amortized cost basis, an amount representing the non-credit related portion of a loss is reclassified out of net realized losses on investments and into other comprehensive income. In determining whether an other-than-temporary impairment has occurred, and in calculating the non-credit related component of the total impairment loss, the Company considers a number of factors, which are further described in Note 3.

Equity securities are classified as trading. Trading securities are carried at fair value with changes in value included in net investment income.

Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral.

Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

The changes in unrealized gains and losses on certain investments that are classified as available for sale and the non-credit related portion of other-than-temporary impairment charges are excluded from net income and included

8

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

as a component of other comprehensive income and stockholder’s equity, net of tax, and the effect of the adjustment for deferred acquisition costs and deferred sales inducements.

Embedded Derivatives
Certain guarantees offered in connection with variable annuities issued by the Company contain embedded derivatives as defined by current accounting guidance. These derivatives, embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. Jackson-NY’s guaranteed minimum income benefit (“GMIB”) book is reinsured through an unrelated party, and due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value. In 2013, Jackson-NY amended its reinsurance contract with its Parent related to guaranteed minimum withdrawal benefits (“GMWB”) associated with variable annuities. The direct GMWB reserve and related ceded reserves are also considered an embedded derivative and are carried at fair value. Further details regarding the fair values of these items are included in Note 4 and details regarding this amendment are included in Note 6. Embedded derivative results are reported in death, other policy benefits and change in policy reserves.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits.

Fair Value Measurement
Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All financial assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange traded equity securities.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturity securities that are model priced using observable inputs are classified within Level 2.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Embedded derivative instruments that are valued using unobservable inputs are included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company determines the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

9

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there may be no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

Refer to Note 4 for further discussion of the methodologies used to determine fair values of the Company’s financial instruments.

Deferred Acquisition Costs
Under current accounting guidance, certain costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred acquisition costs. These costs primarily pertain to commissions and certain costs associated with policy issuance and underwriting. All other acquisition costs are expensed as incurred.

Deferred acquisition costs are increased by interest thereon and amortized into income in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits, including realized gains and losses and embedded derivative movements, for annuities and interest-sensitive life products. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and embedded derivative movements, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred acquisition cost balance is capped at the initial amount capitalized, plus interest. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.

As certain fixed maturities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on fixed maturities available for sale, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income. At December 31, 2015 and 2014, deferred acquisition costs decreased by $17.2 million and $42.0 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs a mean reversion methodology that is applied with the objective of adjusting the amortization of deferred acquisition costs that would otherwise be highly volatile due to fluctuations in the level of future gross profits arising from changes in equity market levels.  The mean reversion methodology achieves this objective by applying a dynamic adjustment to the assumption for short-term future investment returns. Under this methodology, the projected returns for the next five years are set such that, when combined with the actual returns for the current and preceding two years, the average rate of return over the eight year period is 7.4%, after investment management fees for both 2015 and 2014. The mean reversion methodology does, however, include a cap and a floor of 15% and 0% per annum, respectively, on the projected return for each of the next five years. At December 31, 2015 and 2014, projected returns after the next five years were set at 7.4%. At December 31, 2015 and 2014, projected returns under mean reversion were within the range bounded by the 15% cap and 0% floor.

Deferred acquisition costs are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred acquisition costs amortization. No such write-offs were required for 2015, 2014 and 2013.

10

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

Deferred Sales Inducements
Under current accounting guidance, certain sales inducement costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred sales inducement costs. Bonus interest on deferred fixed annuities and contract enhancements on variable annuities are capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized into income in proportion to estimated gross profits, including realized capital gains and losses and embedded derivative movements. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and embedded derivative movements, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred sales inducements balance is capped at the initial amount capitalized, plus interest. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.

As certain fixed maturities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on fixed maturities available for sale, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income. At December 31, 2015 and 2014, deferred sales inducements decreased by $0.8 million and $2.2 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs the same mean reversion methodology as is employed for deferred acquisition costs as described above.

Deferred sales inducements are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred sales inducements amortization. No such write-offs were required for 2015, 2014 and 2013.

Actuarial Assumption Changes (Unlocking)
Annually, or as circumstances warrant, the Company conducts a comprehensive review of the assumptions used for its estimates of future gross profits underlying the amortization of deferred acquisition costs and deferred sales inducements, as well as the valuation of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.  These assumptions include, but may not be limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates.  Based on this review, the cumulative balances of deferred acquisition costs, deferred sales inducements and life and annuity guaranteed benefit reserves are adjusted with a corresponding benefit or charge to net income.

Reinsurance
The Company enters into ceded reinsurance agreements with other companies in the normal course of business.  Reinsurance agreements are reported on a gross basis on the Company’s balance sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to reinsurers.  Reinsurance ceded premiums and benefits provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  Premium income and benefit expenses are reported net of insurance ceded.

Federal Income Taxes
The Company files a consolidated federal income tax return with Jackson and Brooke Life. The Company has entered into a written tax sharing agreement, which is generally based on separate return calculations. Intercompany balances are settled on a quarterly basis.

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of policy acquisition costs and sales inducements and the provisions for future policy benefits and expenses. Deferred tax assets and liabilities are measured using the tax rates expected to be in effect when such

11

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

benefits are realized. Jackson-NY is required to test the value of deferred tax assets for realizability. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. In determining the need for a valuation allowance, the Company considers the carryback eligibility of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

The determination of the valuation allowance for Jackson-NY’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. In order to recognize a tax benefit in the financial statements, there must be a greater than fifty percent chance of success of the Company’s position being sustained by the relevant taxing authority with regard to that tax position. Management’s judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense.

Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds
For traditional life insurance contracts, which include term and whole life, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, persistency and expenses plus provisions for adverse deviations. These assumptions are not unlocked unless the reserve is determined to be deficient. Mortality assumptions range from 30% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 3.5% to 6.0%. Lapse and expense assumptions are based on Company experience in combination with that of its Parent. The Company’s liability for future policy benefits also includes net liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 8.

For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value. For fixed deferred annuities and the fixed option on variable annuity contracts, the liability is the policyholder’s account value.

Contingent Liabilities
The Company is a party to legal actions and, at times, regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate their impact on the Company’s financial position. A reserve is established for contingent liabilities if it is probable that a loss has been incurred and the amount is reasonably estimable. It is possible that an adverse outcome in certain of the Company’s contingent liabilities, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company’s financial position. However, it is the opinion of management that the ultimate disposition of contingent liabilities is unlikely to have a material adverse effect on the Company's financial position.

Separate Account Assets and Liabilities
The Company maintains separate account assets associated with variable life and annuity contracts, which are reported at fair value. The related liabilities are reported at an amount equivalent to the separate account assets. Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company. Refer to Note 8 for additional information regarding the Company’s contractual guarantees. Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the income statements. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income.

Revenue and Expense Recognition
Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is

12

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

accomplished through provisions for future policy benefits and the deferral and amortization of certain acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally universal and variable universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the account value for mortality charges, surrenders, variable annuity benefit guarantees and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other direct acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished through deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized when incurred.

Investment income is not accrued on securities in default and otherwise where the collection is uncertain. In these cases, receipts of interest on such securities are used to reduce the cost basis of the securities.

Subsequent Events
The Company has evaluated events through March 16, 2016, which is the date the financial statements were available to be issued.

3.	Investments

Investments are comprised primarily of fixed-income securities, primarily publicly-traded corporate and government bonds and asset-backed securities. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

Fixed Maturities
The following table sets forth the composition of the fair value of fixed maturities at December 31, 2015, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor. At December 31, 2015, the carrying value of investments rated by the Company’s affiliated investment advisor totaled $2.5 million. For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating, Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.

Percent of Total
Fixed Maturities
Carrying Value
Investment Rating	December 31, 2015
AAA	18.2%
AA	7.3%
A	36.6%
BBB	33.6%
Investment grade	95.7%
BB	2.2%
B and below	2.1%
Below investment grade	4.3%
Total fixed maturities	100.0%

13

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

At December 31, 2015, based on ratings by NRSROs, of the total carrying value of fixed maturities in an unrealized loss position, 85% were investment grade, 4% were below investment grade and 11% were not rated. Unrealized losses on fixed maturities that were below investment grade or not rated were approximately 24% of the aggregate gross unrealized losses on available for sale fixed maturities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2015, the industries accounting for the larger percentage of unrealized losses included energy (39% of fixed maturities gross unrealized losses) and basic industry (21%). The largest unrealized loss related to a single corporate obligor was $2.0 million at December 31, 2015.

At December 31, 2015 and 2014, the amortized cost, gross unrealized gains and losses, fair value and non-credit other-than-temporary impairment (“OTTI”) of available for sale fixed maturities were as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2015	Cost	Gains	Losses	Value	OTTI (1)
Fixed Maturities
Government securities	$58,159	$3,419	$—	$61,578	$—
Public utilities	139,415	9,775	947	148,243	—
Corporate securities	1,221,849	43,277	23,236	1,241,890	—
Residential mortgage-backed	61,132	2,898	459	63,571	(1,926)
Commercial mortgage-backed	225,675	7,819	1,050	232,444	(158)
Other asset-backed securities	86,633	1,627	613	87,647	(691)
Total fixed maturities	$1,792,863	$68,815	$26,305	$1,835,373	$(2,775)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2014	Cost	Gains	Losses	Value	OTTI (1)
Fixed Maturities
Government securities	$68,217	$4,153	$—	$72,370	$—
Public utilities	129,064	14,565	145	143,484	—
Corporate securities	1,120,463	69,536	5,899	1,184,100	—
Residential mortgage-backed	78,924	3,137	1,859	80,202	(3,069)
Commercial mortgage-backed	203,948	17,407	237	221,118	(158)
Other asset-backed securities	85,838	2,652	309	88,181	(691)
Total fixed maturities	$1,686,454	$111,450	$8,449	$1,789,455	$(3,918)

(1) Represents the amount of cumulative non-credit OTTI gains (losses) recognized in other comprehensive income for securities on which credit impairments have been recorded.

The amortized cost, gross unrealized gains and losses, and fair value of fixed maturities at December 31, 2015, by contractual maturity, are shown below (in thousands). Actual maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

14

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Due in 1 year or less	$51,583	$858	$—	$52,441
Due after 1 year through 5 years	425,936	28,444	3,292	451,088
Due after 5 years through 10 years	869,318	19,088	20,237	868,169
Due after 10 years through 20 years	45,254	4,870	178	49,946
Due after 20 years	27,332	3,211	476	30,067
Residential mortgage-backed	61,132	2,898	459	63,571
Commercial mortgage-backed	225,675	7,819	1,050	232,444
Other asset-backed securities	86,633	1,627	613	87,647
Total	$1,792,863	$68,815	$26,305	$1,835,373

Securities with a carrying value of $527 thousand and $533 thousand at December 31, 2015 and 2014, respectively, were on deposit with the state of New York as required by state insurance law.

At December 31, 2015 and 2014, there were no fixed maturities in default that were anticipated to be income producing when purchased and no fixed maturities that have been non-income producing for the preceding 12 months.

Residential mortgage-backed securities (“RMBS”) include certain RMBS which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency RMBS”). The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2015	Cost	Gains	Losses	Value
Prime	$10,938	$616	$70	$11,484
Alt-A	9,507	551	16	10,042
Subprime	12,966	115	373	12,708
Total non-agency RMBS	$33,411	$1,282	$459	$34,234

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2014	Cost	Gains	Losses	Value
Prime	$14,660	$603	$129	$15,134
Alt-A	14,030	600	86	14,544
Subprime	19,482	202	1,626	18,058
Total non-agency RMBS	$48,172	$1,405	$1,841	$47,736

The Company defines its exposure to non-agency residential mortgage loans as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower.

15

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

The following table summarizes the number of securities, fair value and the related amount of gross unrealized losses aggregated by investment category and length of time that individual fixed maturities have been in a continuous loss position (dollars in thousands):

	December 31, 2015			December 31, 2014
	Less than 12 months			Less than 12 months
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
Public utilities	$947	$19,718	12	$8	$1,989	1
Corporate securities	16,026	365,365	244	3,036	87,081	68
Residential mortgage-backed	46	4,953	1	72	11,126	4
Commercial mortgage-backed	1,050	47,936	21	—	—	—
Other asset-backed securities	430	48,255	35	82	21,229	14
Total temporarily impaired
securities	$18,499	$486,227	313	$3,198	$121,425	87

	12 months or longer			12 months or longer
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
Public utilities	$—	$—	—	$137	$5,854	3
Corporate securities	7,210	39,995	26	2,863	98,828	60
Residential mortgage-backed	413	7,376	5	1,787	14,741	9
Commercial mortgage-backed	—	—	—	237	9,051	5
Other asset-backed securities	183	4,656	5	227	10,973	7
Total temporarily impaired
securities	$7,806	$52,027	36	$5,251	$139,447	84

	Total			Total
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
Public utilities	$947	$19,718	12	$145	$7,843	4
Corporate securities	23,236	405,360	270	5,899	185,909	128
Residential mortgage-backed	459	12,329	6	1,859	25,867	13
Commercial mortgage-backed	1,050	47,936	21	237	9,051	5
Other asset-backed securities	613	52,911	40	309	32,202	21
Total temporarily impaired
securities	$26,305	$538,254	349	$8,449	$260,872	171

Other-Than-Temporary Impairments on Available For Sale Securities
The Company periodically reviews its available for sale fixed maturities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss and the reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

16

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers. This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions (e.g., minor increases in interest rates, temporary market illiquidity or volatility or industry-related events) and where the Company also believes there exists a reasonable expectation for recovery in the near term are usually determined to be temporary. To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

The Company recognizes other-than-temporary impairments on debt securities in an unrealized loss position when any of the following circumstances exists:

•	The Company does not expect full recovery of the amortized cost based on the discounted cash flows estimated to be collected;

•	The Company intends to sell a security; or,

•	It is more likely than not that the Company will be required to sell a security prior to recovery.

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities

17

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Specifically for prime and Alt-A RMBS, the assumed default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. As of December 31, 2015 and 2014, assumed default rates for delinquent loans ranged from 15% to 100%. At December 31, 2015 and 2014, assumed loss severities were applied to generate and analyze cash flows of each security and ranged from 25% to 68%.

These estimates reflect a combination of data derived by third-parties and internally developed assumptions. Where possible, this data is benchmarked against other third-party sources. In addition, these estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

Other-than-temporary impairments are calculated as the difference between amortized cost and fair value. For other-than-temporarily impaired securities where Jackson-NY does not intend to sell the security and it is not more likely than not that Jackson-NY will be required to sell the security prior to recovery, total other-than-temporary impairments are reduced by the non-credit portion of the other-than-temporary impairments, which are recognized in other comprehensive income. The resultant net other-than-temporary impairments recorded in net income reflect only the credit loss on the other-than-temporarily impaired securities. The amortized cost of the other-than-temporarily impaired securities is reduced by the amount of this credit loss.

For securities that were deemed to be other-than-temporarily impaired and for which a non-credit loss was recorded in other comprehensive income, the amount recorded as an unrealized gain (loss) represents the difference between the fair value and the new amortized cost basis of the securities. The unrealized gain (loss) on other-than-temporarily impaired securities is recorded in other comprehensive income.

The following table summarizes net realized (losses) gains on investments (in thousands):

	Years Ended December 31,
	2015	2014	2013
Available-for-sale securities
Realized gains on sale	$4,175	$4,439	$3,057
Realized losses on sale	(3,146)	(421)	(326)
Impairments:
Total other-than-temporary impairments	(1,525)	(2,642)	(2,891)
Portion of other-than-temporary impairments
included in other comprehensive income	(32)	1,890	2,455
Net other-than-temporary impairments	(1,557)	(752)	(436)
Other	18	—	—
Net realized (losses) gains on investments	$(510)	$3,266	$2,295

The aggregate fair value of securities sold at a loss for the years ended December 31, 2015, 2014 and 2013 was $16.4 million, $18.4 million and $5.9 million, respectively, which was approximately 84%, 98% and 95% of book value, respectively.

18

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

The following summarizes the current year activity for credit losses recognized in net income on debt securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income (in thousands):

	Years Ended December 31,
	2015	2014
Cumulative credit loss beginning balance	$8,512	$8,593
Additions:
New credit losses	1,381	131
Incremental credit losses	176	621
Reductions:
Securities sold, paid down or disposed of	(1,396)	(702)
Securities where there is intent to sell	—	(131)
Cumulative credit loss ending balance	$8,673	$8,512

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the income statements in future periods.

The Company currently has no intent to sell securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Securities Lending
The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. This agreement is subject to master netting arrangements and collateral arrangements, which creates a right of offset for amounts due to and due from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company recognizes amounts subject to master netting arrangements on a gross basis within the balance sheets.

As of December 31, 2015 and 2014, the estimated fair value of loaned securities was $8.7 million and $5.9 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. At December 31, 2015 and 2014, cash collateral received in the amount of $9.0 million and $6.2 million, respectively, was invested by the agent bank and included in cash and cash equivalents of the Company. A securities lending payable for the overnight and continuous loans is included in other liabilities in the amount of cash collateral received.

Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported in net investment income.

19

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

4.	Fair Value Measurements

The following chart summarizes the fair value and carrying value of Jackson-NY’s financial instruments (in thousands). The basis for determining the fair value of each instrument is described in Note 2.

	December 31, 2015		December 31, 2014
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Fixed maturities	$1,835,373	$1,835,373	$1,789,455	$1,789,455
Trading securities	532	532	566	566
Policy loans	282	282	238	238
Cash and cash equivalents	119,596	119,596	90,829	90,829
Reinsurance recoverable, net (1)	134,580	134,580	114,699	114,699
Separate account assets	8,515,156	8,515,156	7,827,657	7,827,657

Liabilities
Annuity reserves (2)	$1,750,750	$2,246,908	$1,623,409	$2,163,786
Securities lending payable	9,021	9,021	6,174	6,174
Separate account liabilities	8,515,156	8,515,156	7,827,657	7,827,657

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.
(2) Annuity reserves represent only the components of other contract holder funds and reserves for future policy benefits and claims payable that are considered to be financial instruments.

The following is a discussion of the methodologies used to determine fair values of the financial instruments measured on both a recurring and nonrecurring basis reported in the following tables.

Fixed Maturity and Trading Securities
The fair values for fixed maturity and trading securities are determined using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most fixed maturities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and broker-dealers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates. Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

20

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These fair value estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, represent Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and ongoing review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent broker-dealers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2015 and 2014, the pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security.  Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate.  Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including broker quotes, are classified into Level 2 due to their use of market observable inputs.

Policy Loans
Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled - the then current carrying value.  The funds provided are limited to the cash surrender value of the underlying policy.  The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy.  Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy.  Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits. Money market instruments are valued using unadjusted quoted prices in active markets and are classified as Level 1.

Separate Account Assets and Liabilities
Separate account assets are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publically available, are categorized as Level 2 assets. The value of separate account liabilities are set equal to the values of separate account assets.

21

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

Other Contract Holder Funds
Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities are determined using projected future cash flows discounted at current market interest rates.

Securities Lending Payable
The Company’s securities lending payable, which is included in other liabilities, is set equal to the cash collateral received. Due to the short-term nature of the loans, carrying value is a reasonable estimate of fair value and is classified as Level 2.

Certain Guaranteed Benefits
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, and income benefits. Certain benefits, primarily non-life contingent GMWBs and the reinsurance recoverable on the Company’s GMIBs, are recorded at fair value. Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits.

Non-life contingent components of GMWBs are recorded at fair value with changes in fair value recorded in death, other policy benefits and change in policy reserves. The fair value of the reserve is based on the expectations of future benefit payments and certain future fees associated with the benefits. At the inception of the contract, the Company attributes to the embedded derivative a portion of total fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative. The ceded reserves for these products are calculated based on the assuming company’s share of the direct reserve.

Jackson-NY’s GMIB book is reinsured through an unrelated party, and due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value, with changes in fair value recorded in death, other policy benefits and change in policy reserves. Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Fair values for direct and ceded GMWB embedded derivatives, as well as GMIB reinsurance recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.

The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations concerning policyholder behavior. Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates. The more significant actuarial assumptions include benefit utilization by policyholders under varying conditions, fund allocation, persistency, mortality, and withdrawal rates. Best estimate assumptions plus risk margins are used as applicable.

At each valuation date, the Company assumes expected returns based on LIBOR swap rates as of that date to determine the value of expected future cash flows produced in a stochastic process. Volatility assumptions are based on a weighting of available market data for implied market volatility for durations up to 10 years, grading to a historical volatility level by year 15, where such long-term historical volatility levels contain an explicit risk margin. Additionally, non-performance risk is incorporated into the calculation through the use of discount rates

22

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

based on a AA corporate credit curve as an approximation of Jackson-NY’s own credit risk. Risk margins are also incorporated into the model assumptions, particularly for policyholder behavior. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience and that of its Parent.

As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the asset or liability, which is currently unknown, could likely be significantly different than the fair value.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table summarizes the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

	December 31, 2015
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
Government securities	$61,578	$61,578	$—	$—
Public utilities	148,243	—	148,243	—
Corporate securities	1,241,890	—	1,241,890	—
Residential mortgage-backed	63,571	—	63,571	—
Commercial mortgage-backed	232,444	—	232,398	46
Other asset-backed securities	87,647	—	87,647	—
Trading securities	532	532	—	—
Reinsurance recoverable, net (1)	134,580	—	—	134,580
Separate account assets	8,515,156	—	8,515,156	—
Total	$10,485,641	$62,110	$10,288,905	$134,626

Liabilities
Embedded derivative liability	$129,386	$—	$—	$129,386

	December 31, 2014
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
Government securities	$72,370	$72,370	$—	$—
Public utilities	143,484	—	143,484	—
Corporate securities	1,184,099	—	1,184,099	—
Residential mortgage-backed	80,203	—	80,203	—
Commercial mortgage-backed	221,118	—	221,072	46
Other asset-backed securities	88,181	—	88,181	—
Trading securities	566	566	—	—
Reinsurance recoverable, net (1)	114,699	—	—	114,699
Separate account assets	7,827,657	—	7,827,657	—
Total	$9,732,377	$72,936	$9,544,696	$114,745

Liabilities
Embedded derivative liability	$107,729	$—	$—	$107,729

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

23

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

Level 3 Assets and Liabilities by Price Source
The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources (in thousands).

	December 31, 2015
Assets	Total	Internal	External
Commercial mortgage-backed	$46	$46	$—
Reinsurance recoverable, net (1)	134,580	134,580	—
Total	$134,626	$134,626	$—

Liabilities
Embedded derivative liability	$129,386	$129,386	$—

	December 31, 2014
Assets	Total	Internal	External
Commercial mortgage-backed	$46	$46	$—
Reinsurance recoverable, net (1)	114,699	114,699	—
Total	$114,745	$114,745	$—

Liabilities
Embedded derivative liability	$107,729	$107,729	$—

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities
The table below presents quantitative information on significant internally-priced Level 3 assets and liabilities (in thousands).

	December 31, 2015
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Reinsurance recoverable, net (1)	$134,580	Discounted cash flow	See below	See below	See below

Liabilities
Embedded derivative liability	$129,386	Discounted cash flow	See below	See below	See below

	December 31, 2014
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Reinsurance recoverable, net (1)	$114,699	Discounted cash flow	See below	See below	See below

Liabilities
Embedded derivative liability	$107,729	Discounted cash flow	See below	See below	See below

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.
24

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

Sensitivity to Changes in Unobservable Inputs
The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement, for the assets and liabilities reflected in the table above.

At both December 31, 2015 and 2014, commercial mortgage-backed securities of $46 thousand, are fair valued using techniques incorporating unobservable inputs and are classified in Level 3 of the fair value hierarchy. For these assets, their unobservable inputs and ranges of possible inputs do not materially affect their fair valuations and have been excluded from the quantitative information in the table above.

The GMIB reinsurance recoverable fair value calculation is based on the present value of future cash flows comprised of future expected reinsurance benefit receipts, less future attributed premium payments to reinsurers, over the lives of the contracts. Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility. The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the reinsurance recoverable; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the reinsurance recoverable.

Embedded derivative liabilities classified in Level 3 represent the fair value of GMWB liabilities.  These fair value calculations are based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts.   Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility.  The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality.  In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the liabilities; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the liabilities; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the liabilities.

GMWB reinsurance recoverable fair value calculations are based on the assuming company’s share of the direct reserve, which is described above. The more significant actuarial assumptions include benefit utilization, fund allocation, persistency, mortality, and long-term market volatility. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the reinsurance recoverable; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the reinsurance recoverable.

25

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

The tables below provide rollforwards for 2015 and 2014 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. Additionally, the Company’s policy for determining and disclosing transfers between levels is to recognize transfers using the beginning of period balances.

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,		Fair Value
	as of		Other	Issuances	Transfers in	as of
	January 1,	Net	Comprehensive	and	and/or out	December 31,
(in thousands)	2015	Income	Income	Settlements	of Level 3	2015
Assets
Commercial mortgage-backed	$46	$(104)	$104	$—	$—	$46
Reinsurance recoverable, net (1)	114,699	19,881	—	—	—	134,580

Liabilities
Embedded derivative liability	$(107,729)	$(21,657)	$—	$—	$—	$(129,386)

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,		Fair Value
	as of		Other	Issuances	Transfers in	as of
	January 1,	Net	Comprehensive	and	and/or out	December 31,
(in thousands)	2014	Income	Income	Settlements	of Level 3	2014
Assets
Commercial mortgage-backed	$114	$(459)	$391	$—	$—	$46
Reinsurance (payable) recoverable, net (1)	(53,842)	168,541	—	—	—	114,699

Liabilities
Embedded derivative asset (liability)	$68,220	$(175,949)	$—	$—	$—	$(107,729)

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

There were no transfers between Level 2 and Level 3 in 2015 or 2014. In addition, there were no transfers between Level 1 and 2 of the fair value hierarchy in 2015 or 2014.

The portion of gains (losses) included in net income or other comprehensive income attributable to the change in unrealized gains and losses on Level 3 financial instruments still held at December 31, 2015 and 2014, was as follows (in thousands):

	2015	2014
Assets
Commercial mortgage-backed	$—	$(68)
Reinsurance recoverable, net (1)	19,881	168,541

Liabilities
Embedded derivative liability	$(21,657)	$(175,949)

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

26

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

Fair Value of Financial Instruments Carried at Other Than Fair Value
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value (in thousands).

		December 31, 2015		December 31, 2014
	Fair Value Hierarchy Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Policy loans	Level 3	$282	$282	$238	$238

Liabilities
Annuity reserves (1)	Level 3	$1,621,364	$2,117,522	$1,515,680	$2,056,057
Securities lending payable	Level 2	9,021	9,021	6,174	6,174
Separate account liabilities (2)	Level 2	8,515,156	8,515,156	7,827,657	7,827,657

(1) Annuity reserves represent only the components of other contract holder funds that are considered to be financial instruments.
(2) The values of separate account liabilities are set equal to the values of separate account values.

5.	Deferred Acquisition Costs and Deferred Sales Inducements

The balances of and changes in deferred acquisition costs, as of and for the years ended December 31, were as follows (in thousands):

	2015	2014	2013
Balance, beginning of year	$297,583	$244,983	$216,638
Deferrals of acquisition costs	83,978	88,201	67,328
Amortization related to:
Operations	(47,196)	(26,468)	(62,949)
Net realized losses (gains)	92	(635)	(447)
Total amortization	(47,104)	(27,103)	(63,396)
Unrealized investment losses (gains)	24,772	(8,498)	24,413
Balance, end of year	$359,229	$297,583	$244,983

The balances of and changes in deferred sales inducements, as of and for the years ended December 31, were as follows (in thousands):

	2015	2014	2013
Balance, beginning of year	$5,661	$7,403	$9,617
Deferrals of sales inducements	400	544	553
Amortization related to:
Operations	(1,918)	(2,582)	(5,579)
Net realized losses (gains)	3	(33)	(26)
Total amortization	(1,915)	(2,615)	(5,605)
Unrealized investment losses	1,340	329	2,838
Balance, end of year	$5,486	$5,661	$7,403

27

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

6.	Reinsurance

The Company cedes reinsurance to unaffiliated insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The Company reinsures certain of its risks to other reinsurers under a yearly renewable term or coinsurance basis. The Company regularly monitors the financial strength rating of reinsurers.

Jackson-NY also cedes 90% of the GMWB associated with variable annuities to its Parent. The original reinsurance agreement, covering contracts issued prior to 2009, resulted in an initial gain to Jackson-NY of $0.9 million, which was deferred and included in other liabilities in the accompanying balance sheet. The deferred gain is being amortized into income over the life of the business. Effective June 30, 2013, with the approval of the Superintendent of Insurance for the state of New York, this reinsurance agreement was amended to include all current and future variable annuity contracts issued by the Company. The transaction resulted in the payment of $3.7 million of premium, reduction of the embedded derivative asset by $0.7 million, reduction of reserves for future policy benefits and claims payable by $0.5 million, and accelerated amortization of DAC of $30.3 million, resulting in a pretax loss of $34.2 million. Premiums ceded to Jackson for guaranteed minimum withdrawal benefits were $74.1 million, $60.3 million and $31.4 million in 2015, 2014 and 2013, respectively.

The effect of reinsurance on premiums was as follows (in thousands):

	Years Ended December 31,
	2015	2014	2013
Direct premiums	$373	$423	$489
Less reinsurance ceded:
Life	(287)	(359)	(414)
Guaranteed annuity benefits	(74,975)	(61,208)	(32,378)
Net premiums	$(74,889)	$(61,144)	$(32,303)

Death, other policy benefits, and change in policy reserves, net of deferrals, is net of change in GMWB reserves ceded of $19.8 million, $158.4 million, and $(93.2) million in 2015, 2014 and 2013, respectively.

Components of the reinsurance recoverable were as follows (in thousands):

	December 31,
	2015	2014
Reinsurance recoverable:
Ceded reserves	$139,238	$119,114
Ceded other	61	(1)
Total	$139,299	$119,113

Reserves recoverable from the Parent totaled $119.1 million and $99.3 million at December 31, 2015 and 2014, respectively.

The following table sets forth the Company’s net life insurance in-force (in thousands):

	December 31,
	2015	2014
Direct life insurance in-force	$247,143	$265,223
Amounts ceded to other companies	(182,440)	(198,065)
Net life insurance in-force	$64,703	$67,158

28

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

7.	Reserves for Future Policy Benefits and Claims Payable and Deposits on Investment Contracts

The following table sets forth the Company’s reserves for future policy benefits and claims payable balances (in thousands):

	December 31,
	2015	2014
Traditional life	$2,303	$2,390
Guaranteed benefits	144,290	141,486
Claims payable	39,238	38,959
Other	6	29
Total	$185,837	$182,864

For traditional life insurance contracts, which include term and whole life, reserves are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest rates, persistency and expenses, plus provisions for adverse deviation. These assumptions are not unlocked unless the reserve is determined to be deficient.

The Company’s liability for future policy benefits also includes liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 8.

The following table sets forth the Company’s liabilities for deposits on investment contracts (in thousands):

	December 31,
	2015	2014
Interest-sensitive life	$9,034	$8,452
Variable annuity fixed option	1,070,213	938,560
Fixed annuity	590,497	616,805
Total	$1,669,744	$1,563,817

For interest-sensitive life contracts, liabilities approximate the policyholder’s account value. For fixed annuities, the liability is the policyholder’s account value. At December 31, 2015, the Company had interest sensitive life business with minimum guaranteed interest rates ranging from 3.0% to 4.0%, with a 3.99% average guaranteed rate and fixed interest rate annuities with minimum guaranteed rates ranging from 1.0% to 3.0% and a 2.16% average guaranteed rate.

At both December 31, 2015 and 2014, approximately 97% of the Company’s interest sensitive life business account values correspond to crediting rates that are at the minimum guaranteed interest rates.

29

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

At December 31, 2015 and 2014, approximately 88% and 87%, respectively, of the Company’s fixed interest rate annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following tables show the distribution of the fixed interest rate annuities’ account values within the presented ranges of minimum guaranteed interest rates (in millions):

	December 31, 2015
Minimum Guaranteed Interest Rate	Account Value
	Fixed	Variable	Total
1.0%	$30.9	$410.8	$441.7
>1.0% - 2.0%	82.2	325.8	408.0
>2.0% - 3.0%	424.2	333.6	757.8
Total	$537.3	$1,070.2	$1,607.5

	December 31, 2014
Minimum Guaranteed Interest Rate	Account Value
	Fixed	Variable	Total
1.0%	$28.4	$312.3	$340.7
>1.0% - 2.0%	87.0	288.6	375.6
>2.0% - 3.0%	448.7	337.7	786.4
Total	$564.1	$938.6	$1,502.7

8.	Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the account adjusted for any partial withdrawals, b) total deposits made to the account adjusted for any partial withdrawals plus a minimum return, or c) the highest account value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (GMDB), at annuitization (GMIB) or upon the depletion of funds (GMWB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities. Liabilities for guaranteed benefits are general account obligations and are reported in reserves for future policy benefits and claims payable. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income. Changes in liabilities for minimum guarantees are reported within death, other policy benefits and change in policy reserves in the income statement. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the income statements.

30

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

At December 31, 2015 and 2014, the Company provided variable annuity contracts with guarantees, for which the net amount at risk (“NAR”) is defined as the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

					Average
					Period
				Weighted	until
December 31, 2015	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$6,173.3	$145.7	64.5 years
GMWB - Premium only	0%	219.7	4.8
GMWB	0-5%*	21.6	1.1
Highest specified anniversary account value minus withdrawals post-anniversary
GMDB		1,478.9	108.6	65.0 years
GMWB - Highest anniversary only		202.8	17.6
GMWB		48.2	6.6
Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
GMIB	0-6%	105.5	34.4		0.4 years
GMWB	0-8%*	6,123.8	720.1

					Average
					Period
				Weighted	until
December 31, 2014	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$5,731.9	$61.8	64.3 years
GMWB - Premium only	0%	259.5	2.7
GMWB	0-5%*	26.0	1.1
Highest specified anniversary account value minus withdrawals post-anniversary
GMDB		1,433.2	43.0	64.7 years
GMWB - Highest anniversary only		230.0	7.3
GMWB		60.1	4.3
Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
GMIB	0-6%	120.3	26.2		1.3 years
GMWB	0-8%*	5,625.4	187.9

* Ranges shown based on simple interest. The upper limits of 5% or 8% simple interest are approximately equal to 4.1% and 6%, respectively, on a compound interest basis over a typical 10-year bonus period.

Amounts shown as GMWB above include a ‘not-for-life’ component up to the point at which the guaranteed withdrawal benefit is exhausted, after which benefits paid are considered to be ‘for-life’ benefits. The liability related to this ‘not-for-life’ portion is valued as an embedded derivative, while the ‘for-life’ benefits are valued as an insurance liability (see below). For this table, the net amount at risk of the ‘not-for-life’ component is the undiscounted excess of the guaranteed withdrawal benefit over the account value, and that of the ‘for-life’ component is the estimated value of additional life contingent benefits paid after the guaranteed withdrawal benefit is exhausted.

31

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2015	2014
Equity	$5,187.4	$4,731.8
Bond	1,066.9	1,067.5
Balanced	1,284.7	1,292.8
Money market	46.8	41.6
Total	$7,585.8	$7,133.7

GMDB liabilities reflected in the general account were as follows (in millions):

	2015	2014
Balance at January 1	$29.9	$13.8
Incurred guaranteed benefits	(16.7)	17.0
Paid guaranteed benefits	(2.2)	(0.9)
Balance at December 31	$11.0	$29.9

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the liability balance through the income statement within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2015 and 2014 (except where noted):

1)	Use of a series of stochastic investment performance scenarios, based on historical average market volatility.

2)	Mean investment performance assumption of 7.4% after investment management fees, but before investment advisory fees and mortality and expense charges.

3)	Mortality equal to 39% to 100% of the Annuity 2000 table.

4)
Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.5% to 40.0%, with an average of 3.8% during the surrender charge period and 8.0% thereafter (2014: 8.3%).

5)	Discount rates: 7.4% on 2013 and later issues, 8.4% on 2012 and prior issues

Most GMWB reserves are considered to be derivatives under current accounting guidance and are recognized at fair value, as previously defined, with the change in fair value reported in death, other policy benefits and change in policy reserves. The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 4. The fair valued GMWB had a reserve liability of $129.4 million and $107.7 million at December 31, 2015 and 2014, respectively, and was reported in reserves for future policy benefits and claims payable.

Jackson-NY has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated using assumptions and methodology similar to the GMDB liability. At December 31, 2015 and 2014, these GMWB reserves totaled $3.0 million and $2.6 million, respectively, and were reported in reserves for future policy benefits and claims payable.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the direct

32

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

GMIB liability are consistent with those used for calculating the GMDB liability. At December 31, 2015 and 2014, GMIB reserves totaled $0.9 million and $1.2 million, respectively.

9.	Federal Income Taxes

The components of the provision for federal income taxes were as follows (in thousands):

	Years Ended December 31,
	2015	2014	2013
Current tax (benefit) expense	$(415)	$13,664	$9,979
Deferred tax expense (benefit)	10,816	(3,328)	272
Income tax expense	$10,401	$10,336	$10,251

The federal income tax provisions differ from the amounts determined by multiplying pre-tax income by the statutory federal income tax rate of 35% for 2015, 2014 and 2013 as follows (in thousands):

	Years Ended December 31,
	2015	2014	2013
Income taxes at statutory rate	$25,997	$16,547	$19,577
Dividends received deduction	(15,625)	(6,238)	(9,361)
Other	29	27	35
Income tax expense	$10,401	$10,336	$10,251

Effective tax rate	14.0%	21.9%	18.3%

Federal income taxes paid to Jackson in 2015, 2014 and 2013 were $2.8 million, $8.9 million and $19.9 million, respectively.

The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2015	2014
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$92,851	$97,634
Other, net	11,118	5,948
Total gross deferred tax asset	103,969	103,582

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(118,840)	(108,285)
Net unrealized gains on available for sale securities	(8,546)	(20,580)
Other investment items	(694)	(46)
Total gross deferred tax liability	(128,080)	(128,911)

Net deferred tax liability	$(24,111)	$(25,329)

The Company is required to evaluate the recoverability of its deferred tax assets and establish a valuation allowance, if necessary, to reduce its deferred tax asset to an amount that is more likely than not to be realizable. Considerable judgment and the use of estimates are required when determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. When evaluating the need for a valuation allowance,

33

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

the Company considers many factors, including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes as of December 31, 2015, it is more likely than not that the deferred tax assets, will be realized. At December 31, 2015 and 2014, the Company did not have a valuation allowance.

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward. The total amount of unrecognized benefits represents tax positions for which there is uncertainty about the timing of certain deductions. The timing of such deductions would not affect the annual effective tax rate, excluding the impact of interest and penalties.

The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2015, 2014 or 2013.

Based on information available as of December 31, 2015, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.

10.	Contingencies

The Company has previously received regulatory inquiries on an industry-wide matter relating to claims settlement practices and compliance with unclaimed property laws.   Any regulatory audits, related examination activity and internal reviews as a result of these inquiries may result in additional payments to beneficiaries, escheatment of funds deemed abandoned under state laws, administrative penalties and changes in the Company’s procedures for the identification of unreported claims and handling of escheatable property.

In March 2013, the state of New York initiated a franchise/premium tax audit of the Company for 2009 and 2010.  An issue was raised with respect to the calculation of the cap or limit on the maximum amount of taxes due each year.  In 2013, the Company recorded $6.4 million ($4.2 million after-tax) for the additional tax liability, which was reduced by a payment of $2.6 million “under protest” to stop the further accrual of interest and preserve its appellate rights should they choose to pursue a refund. The total ending liability was therefore $3.8 million. In June 2014, the state of New York formally conceded the issue in the Company’s favor. The accrual was reversed, amounts deposited “under protest” have been refunded, and the matter is considered closed.

11.	Statutory Accounting Capital and Surplus

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred and establishing future policy benefit liabilities using different actuarial assumptions, as well as valuing investments and certain assets and accounting for deferred income taxes on a different basis.

The declaration of dividends that can be paid by the Company is regulated by New York Insurance Law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the Superintendent at least thirty days in advance of any proposed dividend declaration. Dividends are only payable out of earned surplus. The Company had no earned surplus at December 31, 2015 or 2014. No dividends were paid to Jackson in 2015, 2014 or 2013. No capital contributions were received in 2015, 2014 or 2013.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $443.5 million and $409.8 million at December 31, 2015 and 2014, respectively. Statutory net income of the Company, as reported in its Annual Statement, was $30.7 million, $32.7 million and $57.6 million in 2015, 2014 and 2013, respectively.

34

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

The NAIC has developed certain risk-based capital (“RBC”) requirements for life insurance companies. Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital (“TAC”), calculated in a manner prescribed by the NAIC to its authorized control level RBC (“ACL RBC”), calculated in a manner prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“Company action level RBC”). At December 31, 2015 the Company’s TAC was more than 1,500% of the Company action level RBC.

12.	Other Related Party Transactions

The Company's investment portfolio is managed by PPM America, Inc. (“PPM”), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $1.4 million to PPM for investment advisory services during 2015, 2014 and 2013.

The Company has an administrative services agreement with Jackson, under which Jackson provides certain administrative services. Administrative fees were $15.1 million, $12.9 million and $10.0 million in 2015, 2014 and 2013, respectively.

The Company has an administrative services agreement with Jackson National Life Distributors, LLC (“JNLD”), a subsidiary of Jackson, under which JNLD provides certain marketing services. Administrative fees were $4.1 million, $4.2 million and $3.9 million in 2015, 2014 and 2013, respectively.

13.	Benefit Plans

The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its Parent. To be eligible to participate in the Company’s contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employees must be employed on the applicable January 1 or July 1 entry date. The Company’s annual contributions are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year. The Company’s expense related to this plan was $0.3 million in 2015 and 2014, and $0.1 million in 2013.

The Company maintains non-qualified voluntary deferred compensation plans for certain employees, sponsored by its Parent. Additionally, the Company sponsors a non-qualified voluntary deferred compensation plan for certain agents, with the assets retained by Jackson under an administrative services agreement. At December 31, 2015 and 2014, Jackson’s liability for the Company’s portion of such plans totaled $4.5 million and $4.1 million, respectively. There were no expenses related to these plans in 2015, 2014 or 2013.

14.	Reclassifications Out of Accumulated Other Comprehensive Income

The following table represents changes in the balance of AOCI, net of income tax, related to unrealized investment gains (losses) (in thousands):

	December 31,
	2015	2014	2013
Balance, beginning of year	$45,789	$38,636	$81,392
OCI before reclassifications	(20,971)	9,030	(40,567)
Amounts reclassified from AOCI	(1,376)	(1,877)	(2,189)
Balance, end of year	$23,442	$45,789	$38,636

35

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

The following table represents amounts reclassified out of AOCI (in thousands):

AOCI Components	Amounts Reclassified from AOCI			Affected Line Item in the Income Statement
	December 31,
	2015	2014	2013
Net unrealized investment loss:
Net realized loss on investments	$(1,938)	$(2,547)	$(3,171)	Other net investment losses
Other-than-temporary impairments	(179)	(341)	(197)	Total other-than-temporary impairments
Net unrealized loss, before income taxes	(2,117)	(2,888)	(3,368)
Income tax benefit	741	1,011	1,179
Reclassifications, net of income taxes	$(1,376)	$(1,877)	$(2,189)

36

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B:

JNLNY Separate Account I:

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2015
Statements of Operations for the period ended December 31, 2015
Statements of Changes in Net Assets for the periods ended December 31, 2015, and 2014
Notes to Financial Statements

Jackson National Life Insurance Company of New York:

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2015, and 2014
Consolidated Income Statements for the years ended December 31, 2015, 2014, and 2013
Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended
December 31, 2015, 2014, and 2013
Consolidated Statements of Cash Flows for the years ended December 31, 2015, 2014, and 2013
Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit    Description
No.

1.
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.	Not Applicable.

3.

a.	General Distributor Agreement dated September 19, 1997, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.	General Distributor Agreement dated June, 30, 1998, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

c.
Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70384 and 811-08401).

d.	Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

e.	Specimen of Selling Agreement (N2565 01/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

f.	Specimen of Selling Agreement (N2565 08/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

g.	Specimen of Selling Agreement (N2565 06/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183046 and 811-08401).

4.

a.
Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated herein by reference to the Registrant’s Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

b.	Specimen of Tax Sheltered Annuity Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

c.	Specimen of Retirement Plan Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

d.
Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

e.	Specimen of Roth IRA Endorsement, incorporated herein by reference to the Registrant’s, Pre-Effective Amendment No. 1 filed on December, 19, 2001, (File Nos.333-70384 and 811-08401).

f.	Specimen of Earnings Protection Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

g.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

h.	Specimen of 3% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

i.	Specimen of 4% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

j.
Specimen of 20% Additional Free Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

k.
Specimen of Five-Year Withdrawal Charge Schedule Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

l.
Specimen of Preselected Death Benefit Option Election Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and

811-08401).

m.	Specimen of Reduced Administration Charge Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1 filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

n.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1 filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

o.	Specimen of 3% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1 filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

p.	Specimen of 4% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1 filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

q.
Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 2 filed on May 20, 2002 (File Nos. 333-70384 and 811-08401).

r.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70384 and 811-08401).

s.	Specimen of Fixed Account Option Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70384 and 811-08401).

t.
Specimen of 3-Year Withdrawal Charge Schedule Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

u.
Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

v.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

w.	Specimen of 3% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

x.
Specimen of Maximum Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

y.
Specimen of 20% Additional Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

z.
Specimen of 5 Year Withdrawal Charge Schedule Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

aa.
Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

bb.
Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 11 filed on April 29, 2004 (File Nos. 333-70384 and 811-08401).

cc.	Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated herein by reference to the

Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

dd.	Specimen of 4% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ee.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ff.	Specimen of 3% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

gg.
Specimen of 20% Additional Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

hh.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ii.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

jj.
Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

kk.
Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ll.
Specimen of 3 Year Withdrawal Charge Schedule Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

mm.
Specimen of 5 Year Withdrawal Charge Schedule Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

nn.
Specimen of Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

oo.	Specimen of Tax Sheltered Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

pp.	Specimen of Retirement Plan Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

qq.	Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

rr.	Specimen of Roth IRA Endorsement, incorporated herein by reference to the Registrant’s Registration

Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

ss.	Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

tt.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and811-08401).

uu.	Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on October 4, 2004 (File Nos. 333-119522 and 811-08401).

vv.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and 811-08401).

ww.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15 filed on February 14, 2005 (File Nos. 333-70384 and 811-08401).

xx.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

yy.	Specimen of 3% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

zz.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

aaa.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18 filed on June, 20, 2005, (File Nos. 333-70384 and 811-08401).

bbb.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18 filed on June 20, 2005 (File Nos. 333-70384 and 811-08401).

ccc.
Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

ddd.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

eee.
Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

fff.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

ggg.	Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement,

incorporated herein by reference to the Registrant’s, Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

hhh.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 filed on April 27, 2006, (File Nos. 333-70384 and 811-08401).

iii.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five Year Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

jjj.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

kkk.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five Year Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

lll.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement incorporated herein by reference to the Registrant’s Registration Statement filed on September 20, 2006 (File Nos. 333-137485 and 811-08401).

mmm.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five Year Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 24 filed on December 21, 2006 (File Nos. 333-70384 and 811-08401).

nnn.
Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

ooo.
Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

ppp.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

qqq.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

rrr.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

sss.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

ttt.
Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

uuu.
Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

vvv.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28, filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

www.
Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28, filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

xxx.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28, filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

yyy.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28, filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

zzz.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28, filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

aaaa.
Specimen of Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (Nos. 333-70384 and 811-08401).

bbbb.
Specimen of the For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (Nos. 333-70384 and 811-08401).

cccc.
Specimen of the Joint For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (Nos. 333-70384 and 811-08401).

dddd.
Specimen of the Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.34, filed on October 6, 2008 (File Nos. 333-70384 and 811-08401).

eeee.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on October 3, 2008 (File Nos. 333-70384 and 811-08401).

ffff.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on October 3, 2008 (File Nos. 333-70384 and 811-08401).

gggg.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on October 3, 2008 (File Nos. 333-70384 and 811-08401).

hhhh.	Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up

(Freedom) Endorsement (7587ANY-A 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 37, filed on December 31, 2008 (File Nos. 333-70384 and 811-08401).

iiii.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (Joint Freedom) Endorsement (7588ANY-A 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 37, filed on December 31, 2008 (File Nos. 333-70384 and 811-08401).

jjjj.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (DB) Endorsement (7589ANY-A 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 37, filed on December 31, 2008 (File Nos. 333-70384 and 811-08401).

kkkk.
Specimen of the Highest Anniversary Value Death Benefit Option (HAV) Endorsement (7595NY 04/09) incorporated herein by reference to the Registrant's Post-Effective Amendment No. 38, filed on April 2, 2009 (File Nos. 333-70384 and 811-08401).

llll.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (LifeGuard Freedom DB) Endorsement (7602ANY-A 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 38, filed on April 2, 2009 (File Nos. 333-70384 and 811-08401).

mmmm.
Specimen of the Reduced Administration Charge Endorsement (7536 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 39, filed on September 24, 2009 (File Nos. 333-70384 and 811-08401).

nnnn.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6(SM) GMWB) Endorsement (7613 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 39, filed on September 24, 2009 (File Nos. 333-70384 and 811-08401).

oooo.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB With Joint Option) Endorsement (7614 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 39, filed on September 24, 2009 (File Nos. 333-70384 and 811-08401).

pppp.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, and Annual Step-Up (LifeGuard Freedom 6 DB(SM) Endorsement (7615 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 39, filed on September 24, 2009 (File Nos. 333-70384 and 811-08401).

qqqq.
Specimen of the [2%] Contract Enhancement Endorsement (7567NY 01/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 47, filed on April 30, 2010 (File Nos. 333-70384 and 811-08401).

rrrr.
Specimen of the [3%] Contract Enhancement Endorsement (7568NY 01/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 47, filed on April 30, 2010 (File Nos. 333-70384 and 811-08401).

ssss.
Specimen of the [4%] Contract Enhancement Endorsement (7569NY 01/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 47, filed on April 30, 2010 (File Nos. 333-70384 and 811-08401).

tttt.
Specimen of the Guaranteed Minimum Withdrawal Benefit With [5] Year Step-Up (SafeGuard Max) Endorsement (7633ANY-A 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 47, filed on April 30, 2010 (File Nos. 333-70384 and 811-08401).

uuuu.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net) Endorsement (7619ANY-A 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 47, filed on April 30, 2010 (File Nos. 333-70384 and 811-08401).

vvvv.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net with Joint Option) Endorsement (7620ANY-A 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 47, filed on April 30, 2010 (File Nos. 333-70384 and 811-08401).

wwww.
Specimen of the Perspective II Fixed and Variable Annuity Contract (VA620NY), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

xxxx.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up Endorsement (7640ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

yyyy.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value Endorsement (7641ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

zzzz.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up Endorsement (7642ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

aaaaa.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value Endorsement (7643ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

bbbbb.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up Endorsement (7646ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

ccccc.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value Endorsement (7647ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

ddddd.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up Endorsement (7648ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

eeeee.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value Endorsement (7649ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

fffff.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus, Annual Step-Up and Death Benefit Endorsement (7650ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

ggggg.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up Endorsement (7652ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

hhhhh.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value Endorsement (7653ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

iiiii.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [8%] Bonus and Annual Step-Up Endorsement (7656ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

jjjjj.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Endorsement (7657ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

kkkkk.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Endorsement (7658ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

lllll.
Specimen of [5%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7659ANY-A 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 50, filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

mmmmm.
Specimen of [6%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7660ANY-A 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 50, filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

nnnnn.
Specimen of Guaranteed Minimum Withdrawal Benefit for Stretch RMDs Endorsement (MarketGuard Stretch) (7668ANY-A 04/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

ooooo.
Specimen of Freedom Flex GMWB with HAV Death Benefit Endorsement (7675ANY-A 04/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

ppppp.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net) Endorsement (7657ANY-A 04/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

qqqqq.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net with Joint Option) Endorsement (7658ANY-A 04/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

rrrrr.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7700ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on January 18, 2013 (File Nos. 333-183046 and 811-08401).

sssss.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7701ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on January 18, 2013 (File Nos. 333-183046 and 811-08401).

ttttt.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [7]% Bonus And Annual Step-Up Endorsement (7702ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on January 18, 2013 (File Nos. 333-183046 and 811-08401).

uuuuu.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up To The Highest Quarterly Contract Value Endorsement (7704ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on January 18, 2013 (File Nos. 333-183046 and 811-08401).

vvvvv.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up To The Highest Quarterly Contract Value Endorsement (7705ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on January 18, 2013 (File Nos. 333-183046 and 811-08401).

wwwww.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [7]% Bonus And Annual Step-Up To The Highest Quarterly Contract Value Endorsement (7706ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on January 18, 2013 (File Nos. 333-183046 and 811-08401).

xxxxx.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7707ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on January 18, 2013 (File Nos. 333-183046 and 811-08401).

yyyyy.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7708ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on January 18, 2013 (File Nos. 333-183046 and 811-08401).

zzzzz.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up To The Highest Quarterly Contract Value Endorsement (7710ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on January 18, 2013 (File Nos. 333-183046 and 811-08401).

aaaaaa.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up To The Highest Quarterly Contract Value Endorsement (7711ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on January 18, 2013 (File Nos. 333-183046 and 811-08401).

bbbbbb.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus, Annual Step-Up, And Highest Anniversary Value Death Benefit Endorsement (7712ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on January 18, 2013 (File Nos. 333-183046 and 811-08401).

cccccc.
Form of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7713ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on January 18, 2013 (File Nos. 333-183046 and 811-08401).

dddddd.	Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7714ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on January 18, 2013 (File Nos. 333-183046 and 811-08401).

eeeeee.
Form of Guaranteed Minimum Withdrawal Benefit Endorsement (7678ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on January 18, 2013 (File Nos. 333-183046 and 811-08401).

ffffff.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7700ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

gggggg.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7701ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

hhhhhh.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [7]% Bonus And Annual Step-Up Endorsement (7702ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

iiiiii.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus, Annual Step-Up, And Highest Anniversary Value Death Benefit Endorsement (7712ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

jjjjjj.
Form of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7713ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

kkkkkk.
Form of Guaranteed Minimum Withdrawal Benefit Endorsement (7678ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

llllll.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7707ANY-A), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

mmmmmm.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7708ANY-A), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

nnnnnn.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus, Annual Step-Up, And Highest Anniversary Value Death Benefit Endorsement (7712ANY-A), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

oooooo.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7714ANY-A), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

pppppp.	Form of Defense of Marriage Act Endorsement (7718NY), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

qqqqqq.	Form of Accumulation Provisions Endorsement (7724NY), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 15, filed on January 20, 2015 (File Nos. 333-183046 and 811-08401).

5.

a.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 19, 2001 (333-70384 and 811-08401).

b.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 5 filed on April 30, 2003 (File Nos. 333-70384 and 811-08401).

c.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

d.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 11 filed on April 29, 2004 (File Nos. 333-70384 and 811-08401).

e.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

f.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15 filed on February 14, 2005 (File Nos. 333-70384 and 811-08401).

g.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 19 filed on September 2, 2005 (File Nos. 333-70384 and 811-08401).

h.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 24 filed on December 21, 2006 (File Nos. 333-70384 and 811-08401).

i.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

j.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 29 filed on March 26, 2008 (File Nos. 333-70384 and 811-08401).

k.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on October 3, 2008 (File Nos. 333-70384 and 811-08401).

l.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 38, filed on April 2, 2009 (File Nos. 333-70384 and 811-08401).

m.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 39, filed on September 24, 2009 (File Nos. 333-70384 and 811-08401).

n.
Form of the Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 47, filed on April 30, 2010, filed on April 30, 2010 (File Nos. 333-70384 and 811-08401).

o.
Form of the Perspective II Variable and Fixed Annuity Application (NV620 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

p.
Form of the Variable Fixed and Annuity Application (NV3573 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

q.
Form of the Perspective II Variable and Fixed Annuity Application (NV620 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 53 filed on April 27, 2011 (File Nos. 333-70384 and 811-08401).

r.
Form of the Variable and Fixed Annuity Application (NV3573 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 53 filed on April 27, 2011 (File Nos. 333-70384 and 811-08401).

s.
Form of the Perspective II Variable and Fixed Annuity Application (NV620 08/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 54 filed on August 26, 2011 (File Nos. 333-70384 and 811-08401).

t.
Form of the Variable and Fixed Annuity Application (NV3573 08/11), incorporated herein by reference to the Registrant’s Registration Statement, filed on July 22, 2011 (File Nos. 333-175721 and 811-08401).

u.
Form of the Perspective II Variable and Fixed Annuity Application (NV620 12/11), incorporated herein by reference to the Registrant’s Registration Statement No. 58, filed on November 29, 2011 (File Nos. 333-70384 and 811-08401).

v.
Form of the Variable and Fixed Annuity Application (NV3573 12/11), incorporated herein by reference to the Registrant’s Registration Statement No. 58, filed on November 29, 2011 (File Nos. 333-70384 and 811-08401).

w.
Form of the Perspective II Variable and Fixed Annuity Application (NV620 04/12), incorporated herein by reference to the Registrant’s Registration Statement No. 62, filed on April 25, 2012 (File Nos. 333-70384 and 811-08401).

x.
Form of the Variable and Fixed Annuity Application (NV3573 04/12), incorporated herein by reference to the Registrant’s Registration Statement No. 62, filed on April 25, 2012 (File Nos. 333-70384 and 811-08401).

6.

a.	Declaration and Charter of Depositor, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

c.	Amended By-Laws of Jackson National Life Insurance Company of New York, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

7.

a.	Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12 filed on December 15, 2004 (File Nos. 333-37175 and 811-08401).

b.
Amendment No. 2 to the Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant’s Post- Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

c.	Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October, 20, 2005 (File Nos. 333-70384 and 811-08401).

d.
Amendments to the January, 1, 2003 Variable Annuity GMIB Reinsurance, Agreement, incorporated herein by reference to the Registrant’s Post-Effective, Amendment No. 24 filed on December 21, 2006 (File Nos., 333-70384 and 811-08401).

e.
Amendment to the March 1, 2005 Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

f.
Amendment to the January, 1, 2003 Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25, filed on April, 26, 2007, (File Nos. 333-70384 and 811-08401).

g.
Amendment to the March 1, 2005 Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant’s Post- Effective Amendment No. 29, filed on March 26, 2008 (File Nos. 333-70384 and 811-08401).

h.
Amendment No. 9 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date June 15, 2008, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 34 filed on October 6, 2008 (File Nos. 333-70384 and 08401).

i.
Amendment No. 10 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date October 6, 2008, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 34 filed on October 6, 2008 (File Nos. 333-70384 and 811-08401).

j.
Amendment No. 12 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date October 6, 2008, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 34 filed on October 6, 2008 (File Nos. 333-70384 and 08401).

k.
Amendment No. 11 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 6, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 38, filed on April 2, 2009 (File Nos. 333-70384 and 811-08401).

l.
Amendment No. 13 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 6, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 38, filed on April 2, 2009 (File Nos. 333-70384 and 811-08401).

m.
Amendment No. 12 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date September 28, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 47, filed on April 30, 2010 (File Nos. 333-70384 and 811-08401).

n.
Amendment No. 14 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date September 28, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 47, filed on April 30, 2010 (File Nos. 333-70384 and 811-08401).

o.
Amendment No. 13 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date May 3, 2010 and October 11, 2010 where specifically noted, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 50, filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

p.
Amendment No. 15 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date May 3, 2010 and October 11, 2010 where specifically noted, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 50, filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

q.
Amendment No. 16 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date May 2, 2011, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 53 filed on April 27, 2011 (File Nos. 333-70384 and 811-08401).

r.
Amendment No. 14 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date May 2, 2011, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 53 filed on April 27, 2011 (File Nos. 333-70384 and 811-08401).

s.
Amendment No. 17 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date August 29, 2011, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 54 filed on August 26, 2011 (File Nos. 333-70384 and 811-08401).

t.
Amendment No. 15 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date August 29, 2011, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 54 filed on August 26, 2011 (File Nos. 333-70384 and 811-08401).

u.
Amendment No. 18 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date December 12, 2011 and April 30, 2012, incorporated herein by reference to the Registrant’s Registration Statement No. 62, filed on April 25, 2012 (File Nos. 333-70384 and 811-08401).

v.
Amendment No. 16 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date December 12, 2011 and April 30, 2012, incorporated herein by reference to the Registrant’s Registration Statement No. 62, filed on April 25, 2012 (File Nos. 333-70384 and 811-08401).

w.
Reinsurance Agreement Effective December 31, 2008 between Jackson National Life Insurance Company of New York ("Ceding Company") and Jackson National Life Insurance Company ("Reinsurer"), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

x.
Amendment No. 1 to the Reinsurance Agreement Effective December 31, 2008 between Jackson National Life Insurance Company of New York ("Ceding Company") and Jackson National Life Insurance Company ("Reinsurer"), with effective date June 30, 2013, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

y.
Amendment No. 19 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 28, 2014, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 75, filed on September 11, 2014 (File Nos. 333-70384 and 811-08401).

z.
Amendment No. 17 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 28, 2014, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 75, filed on September 11, 2014 (File Nos. 333-70384 and 811-08401).

aa.
Amendment No. 18 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 27, 2015, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 77, filed on September 24, 2015 (File Nos. 333-70384 and 811-08401).

bb.
Amendment No. 20 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 27, 2015, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 77, filed on September 24, 2015 (File Nos. 333-70384 and 811-08401).

8.
Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to the Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

9.	Opinion and Consent of Counsel, attached hereto.

10.	Consent of Independent Registered Public Accounting Firm, attached hereto.

11.	Not Applicable.

12.	Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Donald B. Henderson, Jr.	Director
4A Rivermere Apartments
Bronxville, NY 10708

David L. Porteous	Director
20434 Crestview Drive
Reed City, MI 49777

Donald T. DeCarlo	Director
200 Manor Road
Douglaston, New York 11363

Gary H. Torgow	Director
220 West Congress
Detroit, MI 48226-3213

John C. Colpean	Director
1640 Haslett Road, Suite 160
Haslett, MI 48840

Richard D. Ash	Senior Vice President & Chief Actuary
1 Corporate Way
Lansing, MI 48951

Savvas (Steve) P. Binioris	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Michele M. Binkley	Vice President
1 Corporate Way
Lansing, MI 48951

Dennis A. Blue	Vice President
1 Corporate Way
Lansing, MI 48951

Barrett M. Bonemer	Vice President
1 Corporate Way
Lansing, MI 48951

Pamela L. Bottles	Vice President

1 Corporate Way
Lansing, MI 48951

Andrew J. Bowden	Senior Vice President, General Counsel & Secretary
1 Corporate Way
Lansing, MI 48951

David L. Bowers	Vice President
300 Innovation Drive
Franklin, TN 37067

John H. Brown	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Gregory P. Cicotte	Executive Vice President, Head of U.S. Wealth Management and
7601 Technology Way	Distribution & Director
Denver, CO 80237

David A. Collins	Vice President, Deputy Chief Risk Officer & Director
1 Corporate Way
Lansing, MI 48951

Michael A. Costello	Senior Vice President, Controller, Treasurer & Director
1 Corporate Way
Lansing, MI 48951

James B. Croom	Vice President
1 Corporate Way
Lansing, MI 48951

Robert H. Dearman, Jr.	Vice President
1 Corporate Way
Lansing, MI 48951

William T. Devanney	Vice President
1 Corporate Way
Lansing, MI 48951

Charles F. Field, Jr.	Vice President
300 Innovation Drive
Franklin, TN 37067

Dana R. Malesky Flegler	Vice President
1 Corporate Way
Lansing, MI 48951

Lisa I. Fox	Vice President
300 Innovation Drive
Franklin, TN 37067

Devkumar D. Ganguly	Vice President

1 Corporate Way
Lansing, MI 48951

Julia A. Goatley	Senior Vice President & Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Guillermo E. Guerra	Vice President & Corporate Information Security Officer
1 Corporate Way
Lansing, MI 48951

Robert W. Hajdu	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Bradley O. Harris	Senior Vice President & Chief Risk Officer
300 Innovation Drive
Franklin, TN 37067

Robert L. Hill	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas P. Hyatte	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Matthew T. Irey	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas A. Janda	Vice President
1 Corporate Way
Lansing, MI 48951

Scott F. Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Toni L. Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Richard C. Liphardt	Vice President
1 Corporate Way
Lansing, MI 48951

Wayne R. Longcore	Vice President

1 Corporate Way
Lansing, MI 48951

Herbert G. May, III	Chief Administrative Officer & Director
275 Grove Street
Building #2
4th floor
Auburndale, MA 02466

Machelle A. McAdory	Senior Vice President & Chief Human Resource Officer
1 Corporate Way
Lansing, MI 48951

Diahn M. McHenry	Vice President
5913 Executive Drive
Lansing, MI 48911

Ryan T. Mellott	Vice President
1 Corporate Way
Lansing, MI 48951

Keith R. Moore	Senior Vice President & Chief Technology Officer
1 Corporate Way
Lansing, MI 48951

P. Chad Myers	Executive Vice President & Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Russell E. Peck	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Dana S. Rapier	Vice President
5913 Executive Drive
Lansing, MI 48911

Kristan L. Richardson	Assistant Secretary & Director
1 Corporate Way
Lansing, MI 48951

Stacey L. Schabel	Vice President
1 Corporate Way
Lansing, MI 48951

William R. Schulz	Vice President
1 Corporate Way

Lansing, MI 48951

Muhammad S. Shami	Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha	President
1 Corporate Way
Lansing, MI 48951

Kenneth H. Stewart	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Michael D. Story	Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang	Vice President
1 Corporate Way
Lansing, MI 48951

Marion C. Terrell II	Vice President
1 Corporate Way
Lansing, MI 48951

Marcia L. Wadsten	Vice President & Appointed Actuary
1 Corporate Way
Lansing, MI 48951

Bonnie G. Wasgatt	Senior Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company of New York (“Depositor”), a stock life insurance company organized under the laws of the state of New York. The Depositor is a wholly owned subsidiary of Jackson National Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc (London, England), a publicly traded life insurance company in the United Kingdom.

The following organizational chart for Prudential plc indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Prudential plc is incorporated herein by reference to Exhibit 26 of Post-Effective Amendment No. 27, filed on April 18, 2016 (File Nos. 333-183048 and 811-08664).

Item 27. Number of Contract Owners as of February 29, 2016

Perspective II Contracts:

Qualified - 29,103

Non-qualified - 13,608

Item 28. Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)
Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust.

(b)	Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Greg Cicotte	Manager
7601 Technology Way
Denver, CO 80237

Michael A. Costello	Manager
1 Corporate Way
Lansing, MI 48951

Bradley O. Harris	Manager
300 Innovation Drive
Franklin, TN 37067

James P. Sopha	Manager
1 Corporate Way
Lansing, MI 48951

Stephen M. Ash	Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain	Vice President
7601 Technology Way
Denver, CO 80237

Tyler Bain	Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker	Vice President
7601 Technology Way
Denver, CO 80237

Erin Balcaitis	Vice President
7601 Technology Way
Denver, CO 80237

Andrew Bowden	General Counsel
1 Corporate Way
Lansing, MI 48951

Tori Bullen	Senior Vice President
7601 Technology Way
Denver, CO 80237

Richard Catts	Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins	Executive Vice President, Chief Financial Officer & FinOP
7601 Technology Way
Denver, CO 80237

Christopher Cord	Vice President
7601 Technology Way
Denver, CO 80237

Justin Fitzpatrick	Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley	Manager & Secretary
1 Corporate Way
Lansing, MI 48951

Mark Godfrey	Vice President
7601 Technology Way
Denver, CO 80237

Ashley Golson	Vice President
300 Innovation Drive
Franklin, TN 37067

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant	Senior Vice President
7601 Technology Way
Denver, CO 80237

Elizabeth Griffith	Senior Vice President
300 Innovation Drive
Franklin, TN 37067

Kelli Hill	Vice President
7601 Technology Way
Denver, CO 80237

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Senior Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary	Vice President
7601 Technology Way
Denver, CO 80237

Timothy McDowell	Vice President
7601 Technology Way
Denver, CO 80237

Jennifer Meyer	Vice President
7601 Technology Way
Denver, CO 80237

Peter Meyers	Vice President
7601 Technology Way
Denver, CO 80237

Steven O’Connor	Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson	Vice President
7601 Technology Way
Denver, CO 80237

John Poulsen	Executive Vice President, Sales Strategy
1640 Powers Ferry Road
Bldg. 20
Marietta, GA 30067

Jeremy D. Rafferty	Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed	Executive Vice President, Operations
7601 Technology Way
Denver, CO 80237

Kristan L. Richardson	Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Scott Romine	President & Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Kezia Samuel	Vice President
7601 Technology Way
Denver, CO 80237

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield	Vice President
7601 Technology Way
Denver, CO 80237

Marc Socol	Executive Vice President, National Sales Manager
7601 Technology Way
Denver, CO 80237

Melissa Sommer	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way
Denver, CO 80237

Ryan Strauser	Vice President
7601 Technology Way
Denver, VO 80237

Brian Sward	Senior Vice President
7601 Technology Way

Denver, CO 80237

Jeremy Swartz	Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Vice President & Controller
7601 Technology Way
Denver, CO 80237

Brad Whiting	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright	Senior Vice President & Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
7601 Technology Way
Denver, Colorado 80237

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL 60606

Item 31. Management Services

Not Applicable.

Item 32. Undertakings and Representations

a)
Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)
Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)
Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)
Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e)
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 20th day of April, 2016.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Senior Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company of New York
(Depositor)

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Senior Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	April 20, 2016
James R. Sopha, President

*	April 20, 2016
P. Chad Myers, Executive Vice President, and Chief Financial Officer

*	April 20, 2016
Michael A. Costello, Senior Vice President, Controller, Treasurer and Director

*	April 20, 2016
John H. Brown, Vice President and Director

*	April 20, 2016
Gregory P. Cicotte, Executive Vice President, Head of U.S. Wealth Management and Distribution and Director

*	April 20, 2016
David A. Collins, Vice President, Deputy Chief Risk Officer and Director

*	April 20, 2016
Laura L. Hanson, Vice President and Director

*	April 20, 2016
Herbert G. May, III, Chief Administrative Officer and Director

*	April 20, 2016
Kristan L. Richardson, Assistant Secretary and Director

*	April 20, 2016
John C. Colpean, Director

*	April 20, 2016
Donald T. DeCarlo, Director

*	April 20, 2016
Donald B. Henderson, Jr., Director

*	April 20, 2016
David L. Porteous, Director

*	April 20, 2016
Gary H. Torgow, Director

* By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the “Depositor”), a New York corporation, hereby appoint James R. Sopha, P. Chad Myers, Andrew J. Bowden, Susan S. Rhee and Frank J. Julian (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNLNY Separate Account I (File Nos. 333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659, 333-137485, 333-163323, 333-172873, 333-175720, 333-175721, 333-177298, 333-183046, 333-183047, and 333-192972), JNLNY Separate Account II (File No. 333-86933), and JNLNY Separate Account IV (File Nos. 333-109762 and 333-118132), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 17th day of June, 2015.

/s/ JAMES R. SOPHA
James R. Sopha, President

/s/ P. CHAD MYERS
P. Chad Myers, Executive Vice President and Chief Financial Officer

/s/ MICHAEL A. COSTELLO
Michael A. Costello, Senior Vice President, Controller, Treasurer and Director

/s/ JOHN H. BROWN
John H. Brown, Vice President and Director

/s/ GREGORY P. CICOTTE
Gregory P. Cicotte, Executive Vice President, Head of U.S. Wealth Management and Distribution and Director

/s/ DAVID A. COLLINS
David A. Collins, Vice President, Deputy Chief Risk Officer and Director

/s/ LAURA L. HANSON
Laura L. Hanson, Vice President and Director

/s/ HERBERT G. MAY, III
Herbert G. May, III, Chief Administrative Officer and Director

/s/ KRISTAN L. RICHARDSON
Kristan L. Richardson, Assistant Secretary and Director

/s/ JOHN C. COLPEAN
John C. Colpean, Director

/s/ DONALD T. DECARLO
Donald T. DeCarlo, Director

/s/ DONALD B. HENDERSON, JR.
Donald B. Henderson, Jr., Director

/s/ DAVID L. PORTEOUS
David L. Porteous, Director

/s/ GARY H. TORGOW
Gary H. Torgow, Director

EXHIBIT LIST

Exhibit No.	Description

9.	Opinion and Consent of Counsel.

10.	Consent of Independent Registered Public Accounting Firm.

Due to size constraints, this filing is being made in 3 related submissions. This submission is the third of the 3 related submissions. The accession numbers of the previously related submissions are as follows:

0001045032-16-000352
0001045032-16-000356